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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington	98402
(Address of principal executive offices)	(Zip code)

Gregory J. Lyons, Assistant Secretary

Russell Investment Funds

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 253-572-9500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 – June 30, 2008

Item 1.	Reports to Stockholders

2008 SEMIANNUAL REPORT

Russell Investment Funds

LifePoints® Variable Target Portfolio Series

JUNE 30, 2008

FUND

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on four of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Semiannual Report

June 30, 2008 (Unaudited)

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series

Copyright© Russell Investments 2008. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.), member FINRA, part of Russell Investments.

Russell Investments and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds

Moderate Strategy Fund

Shareholder Expense Example — June 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value January 1, 2008	$1,000.00	$1,000.00
Ending Account Value June 30, 2008	$953.80	$1,024.32
Expenses Paid During Period*	$0.53	$0.55

*	Expenses are equal to the Fund’s annualized expense ratio of 0.11% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Moderate Strategy Fund	3

Russell Investment Funds

Moderate Strategy Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 60.4%
RIF Core Bond Fund	1,175,102	11,786

Domestic Equities - 25.7%
RIF Aggressive Equity Fund	49,675	578
RIF Multi-Style Equity Fund	141,252	1,927
RIC Quantitative Equity Fund	56,888	1,930
RIF Real Estate Securities Fund	39,270	575

		5,010

International Equities - 13.9%
RIC Emerging Markets Fund	18,858	387
RIC Global Equity Fund	62,454	583
RIF Non-U.S. Fund	150,880	1,749

		2,719

Total Investments - 100.0%
(identified cost $20,242)		19,515

Other Assets and Liabilities, Net - (0.0%)		(7)

Net Assets - 100.0%		19,508

Presentation of Portfolio Holdings — June 30, 2008 (Unaudited)

Categories	% of Net Assets

Bonds	60.4
Domestic Equities	25.7
International Equities	13.9

Total Investments	100.0
Other Assets and Liabilities, Net	(—	)*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

4	Moderate Strategy Fund

Russell Investment Funds

Balanced Strategy Fund

Shareholder Expense Example — June 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value January 1, 2008	$1,000.00	$1,000.00
Ending Account Value June 30, 2008	$934.40	$1,024.47
Expenses Paid During Period*	$0.38	$0.40

*	Expenses are equal to the Fund’s annualized expense ratio of 0.08% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Balanced Strategy Fund	5

Russell Investment Funds

Balanced Strategy Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 40.5%
RIF Core Bond Fund	2,564,757	25,724

Domestic Equities - 38.6%
RIF Aggressive Equity Fund	215,786	2,510
RIF Multi-Style Equity Fund	689,772	9,409
RIC Quantitative Equity Fund	277,871	9,425
RIF Real Estate Securities Fund	213,520	3,128

		24,472

International Equities - 20.9%
RIC Emerging Markets Fund	92,194	1,895
RIC Global Equity Fund	271,229	2,530
RIF Non-U.S. Fund	764,728	8,863

		13,288

Total Investments - 100.0%
(identified cost $68,141)		63,484

Other Assets and Liabilities, Net - (0.0%)		(7)

Net Assets - 100.0%		63,477

Presentation of Portfolio Holdings — June 30, 2008 (Unaudited)

Categories	% of Net Assets

Bonds	40.5
Domestic Equities	38.6
International Equities	20.9

Total Investments	100.0
Other Assets and Liabilities, Net	(—	)*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

6	Balanced Strategy Fund

Russell Investment Funds

Growth Strategy Fund

Shareholder Expense Example — June 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value January 1, 2008	$1,000.00	$1,000.00
Ending Account Value June 30, 2008	$914.20	$1,024.66
Expenses Paid During Period*	$0.19	$0.20

*	Expenses are equal to the Fund’s annualized expense ratio of 0.04% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Growth Strategy Fund	7

Russell Investment Funds

Growth Strategy Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 20.4%
RIF Core Bond Fund	831,763	8,343

Domestic Equities - 52.6%
RIF Aggressive Equity Fund	209,240	2,433
RIF Multi-Style Equity Fund	624,837	8,523
RIC Quantitative Equity Fund	239,845	8,136
RIF Real Estate Securities Fund	166,214	2,435

		21,527

International Equities - 27.0%
RIC Emerging Markets Fund	79,641	1,636
RIC Global Equity Fund	263,631	2,460
RIF Non-U.S. Fund	602,599	6,984

		11,080

Total Investments - 100.0%
(identified cost $45,454)		40,950

Other Assets and Liabilities, Net - (0.0%)		(4)

Net Assets - 100.0%		40,946

Presentation of Portfolio Holdings — June 30, 2008 (Unaudited)

Categories	% of Net Assets

Bonds	20.4
Domestic Equities	52.6
International Equities	27.0

Total Investments	100.0
Other Assets and Liabilities, Net	(—	)*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

8	Growth Strategy Fund

Russell Investment Funds

Equity Growth Strategy Fund

Shareholder Expense Example — June 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $ 1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value January 1, 2008	$1,000.00	$1,000.00
Ending Account Value June 30, 2008	$895.20	$1,024.66
Expenses Paid During Period*	$0.19	$0.20

*	Expenses are equal to the Fund’s annualized expense ratio of 0.04% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Equity Growth Strategy Fund	9

Russell Investment Funds

Equity Growth Strategy Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Domestic Equities - 64.9%
RIF Aggressive Equity Fund	96,542	1,123
RIF Multi-Style Equity Fund	305,671	4,169
RIC Quantitative Equity Fund	118,242	4,011
RIF Real Estate Securities Fund	76,519	1,121

		10,424

International Equities - 35.1%
RIC Emerging Markets Fund	39,142	804
RIC Global Equity Fund	120,845	1,128
RIF Non-U.S. Fund	320,211	3,711

		5,643

Total Investments - 100.0%
(identified cost $18,331)		16,067

Other Assets and Liabilities, Net - (0.0%)		(6)

Net Assets - 100.0%		16,061

Presentation of Portfolio Holdings — June 30, 2008 (Unaudited)

Categories	% of Net Assets

Domestic Equities	64.9
International Equities	35.1

Total Investments	100.0
Other Assets and Liabilities, Net	(—	)*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

10	Equity Growth Strategy Fund

Russell Investment Funds

LifePoints® Variable Target Portfolio Series

Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

Amounts in thousands	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Assets
Investments, at identified cost	$20,242	$68,141	$45,454	$18,331
Investments, at market	19,515	63,484	40,950	16,067
Receivables:
Fund shares sold	16	98	63	86
From Transfer Agent	11	17	17	12

Total assets	19,542	63,599	41,030	16,165

Liabilities
Payables:
Investments purchased	17	98	63	85
Accrued fees to affiliates	1	3	2	1
Other accrued expenses	16	21	19	18

Total liabilities	34	122	84	104

Net Assets	$19,508	$63,477	$40,946	$16,061

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(5)	$(8)	$(3)	$(1)
Accumulated net realized gain (loss)	(337)	(449)	(152)	(535)
Unrealized appreciation (depreciation) on Investments	(727)	(4,657)	(4,504)	(2,264)
Shares of beneficial interest	21	71	47	19
Additional paid-in capital	20,556	68,520	45,558	18,842

Net Assets	$19,508	$63,477	$40,946	$16,061

Net Asset Value, offering and redemption price per share:
Net asset value per share*	$9.34	$8.95	$8.67	$8.28
Net assets	$19,508,474	$63,477,167	$40,945,966	$16,061,061
Shares outstanding ($.01 par value)	2,089,540	7,091,365	4,721,120	1,940,573

* Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	11

Russell Investment Funds

LifePoints® Variable Target Portfolio Series

Statements of Operations — For the Period Ended June 30, 2008 (Unaudited)

Amounts in thousands	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Investment Income
Income distributions from Underlying Funds	$168	$362	$165	$37

Expenses
Advisory fees	16	49	33	14
Administrative fees	4	12	8	4
Custodian fees	4	7	6	4
Transfer agent fees	—	1	1	—
Professional fees	15	16	16	15
Trustees’ fees	—	1	—	—
Printing fees	1	1	—	1
Offering fees	5	5	5	5
Miscellaneous	—	1	—	—

Expenses before reductions	45	93	69	43
Expense reductions	(36)	(73)	(63)	(40)

Net expenses	9	20	6	3

Net investment income (loss)	159	342	159	34

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(361)	(578)	(250)	(543)
Capital gain distributions from Underlying Funds	56	148	119	58

Net realized gain (loss)	(305)	(430)	(131)	(485)
Net change in unrealized appreciation (depreciation) on Investments	(562)	(3,176)	(2,991)	(1,079)

Net realized and unrealized gain (loss)	(867)	(3,606)	(3,122)	(1,564)

Net Increase (Decrease) in Net Assets from Operations	$(708)	$(3,264)	$(2,963)	$(1,530)

See accompanying notes which are an integral part of the financial statements.

12	Statements of Operations

(This page intentionally left blank)

Russell Investment Funds

LifePoints® Variable Target Portfolio Series

Statements of Changes in Net Assets

	Moderate Strategy Fund
Amounts in thousands	Period Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007*

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$159	$194
Net realized gain (loss)	(305)	142
Net change in unrealized appreciation (depreciation)	(562)	(165)

Net increase (decrease) in net assets from operations	(708)	171

Distributions
From net investment income	(164)	(207)
From net realized gain	(160)	(2)

Net decrease in net assets from distributions	(324)	(209)

Share Transactions
Net increase (decrease) in net assets from share transactions	11,886	8,692

Total Net Increase (Decrease) in Net Assets	10,854	8,654

Net Assets
Beginning of period	8,654	—

End of period	$19,508	$8,654

Undistributed (overdistributed) net investment income included in net assets	$(5)	$—

*	For the period April 30, 2007 (commencement of operations) to December 31, 2007.

See accompanying notes which are an integral part of the financial statements.

14	Statements of Changes in Net Assets

Balanced Strategy Fund		Growth Strategy Fund		Equity Growth Strategy Fund
Period Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007*	Period Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007*	Period Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007*

$342	$889	$159	$638	$34	$347
(430)	1,114	(131)	1,101	(485)	709
(3,176)	(1,481)	(2,991)	(1,513)	(1,079)	(1,185)

(3,264)	522	(2,963)	226	(1,530)	(129)

(350)	(901)	(162)	(651)	(35)	(358)
(1,121)	(2)	(1,109)	—	(748)	—

(1,471)	(903)	(1,271)	(651)	(783)	(358)

32,515	36,078	17,790	27,815	5,368	13,493

27,780	35,697	13,556	27,390	3,055	13,006

35,697	—	27,390	—	13,006	—

$63,477	$35,697	$40,946	$27,390	$16,061	$13,006

$(8)	$—	$(3)	$—	$(1)	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	15

Russell Investment Funds

LifePoints® Variable Target Portfolio Series

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout the Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)		$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Moderate Strategy Fund
June 30, 2008**	9.99	.10		(.56)	(.46)	(.10)	(.09)
December 31, 2007*	10.00	.46		(.11)	.35	(.36)	— (g)
Balanced Strategy Fund
June 30, 2008**	9.93	.06		(.70)	(.64)	(.07)	(.27)
December 31, 2007*	10.00	.47		(.20)	.27	(.34)	— (g)
Growth Strategy Fund
June 30, 2008**	9.90	.04		(.88)	(.84)	(.05)	(.34)
December 31, 2007*	10.00	.45		(.24)	.21	(.31)	—
Equity Growth Strategy Fund
June 30, 2008**	9.83	—	(g)	(1.02)	(1.02)	(.02)	(.51)
December 31, 2007*	10.00	.50		(.38)	.12	(.29)	—

See accompanying notes which are an integral part of the financial statements.

16	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)	% Ratio of Expenses to Average Net Assets, Gross(d)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(c)(f)	% Portfolio Turnover Rate(c)

(.19)	9.34	(4.62)	19,508.11		.57	2.04	22
(.36)	9.99	3.54	8,654.11		2.01	5.37	24

(.34)	8.95	(6.56)	63,477.08		.38	1.39	7
(.34)	9.93	2.73	35,697.08		.74	5.37	11

(.39)	8.67	(8.58)	40,946.04		.42	.97	4
(.31)	9.90	2.13	27,390.04		.84	5.05	3

(.53)	8.28	(10.48)	16,061.04		.60	.47	14
(.29)	9.83	1.25	13,006.04		1.36	5.59	6

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	17

Russell Investment Funds

LifePoints® Variable Target Portfolio Series

Notes to Financial Highlights — June 30, 2008 (Unaudited)

*	For the period April 30, 2007 (commencement of operations) to December 31, 2007.
**	For the period ended June 30, 2008 (unaudited).
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f)	May reflect amounts waived and reimbursed by RIMCO and RFSC, respectively.
(g)	Less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

18	Notes to Financial Highlights

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements — June 30, 2008 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on four of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

RIMCo is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent.

Each of the Funds listed in the table below allocates its assets by investing in a combination of Russell Investment Company (“RIC”) funds and other of the Investment Company’s funds (the “Underlying Funds”). RIMCo, the Funds’ and Underlying Funds’ investment adviser, may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. From time to time, each Fund may adjust its investments within the ranges below based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from the ranges below when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

Asset Allocation Targets as set forth in current prospectus
Asset Class/Underlying Funds	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Bonds
RIF Core Bond Fund	55-65%	35-45%	15-25%	0%
Domestic Equities
RIF Aggressive Equity Fund	0-8	0-9	1-11	2-12
RIF Multi-Style Equity Fund	5-15	10-20	16-26	21-31
RIC Quantitative Equity Fund	5-15	10-20	15-25	20-30
RIF Real Estate Securities Fund	0-8	0-10	1-11	2-12
International Equities
RIC Emerging Markets Fund	0-7	0-8	0-9	0-10
RIC Global Equity Fund	0-8	0-9	1-11	2-12
RIF Non-U.S. Fund	14-24	9-19	12-22	18-28

Investment Objectives of the Underlying Funds:

RIF Core Bond Fund

Seeks to provide current income, and as a secondary objective, capital appreciation.

RIF Aggressive Equity Fund

Seeks to provide long term capital growth.

RIF Multi-Style Equity Fund

Seeks to provide long term capital growth.

RIC Quantitative Equity Fund

Seeks to provide long term capital growth.

RIF Real Estate Securities Fund

Seeks to provide current income and long term capital growth.

RIC Emerging Markets Fund

Notes to Financial Statements	19

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2008 (Unaudited)

Seeks to provide long term capital growth.

RIC Global Equity Fund

Seeks to provide long term capital growth.

RIF Non-U.S. Fund

Seeks to provide long term capital growth.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Debt obligation securities maturing within 60 days of the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price;

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier;

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

20	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2008 (Unaudited)

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the fair value procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds’ investments carried at value for the period ended June 30, 2008 were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities

Level 1	$19,514,516	$63,484,386	$40,949,784	$16,067,013
Level 2	—	—	—	—
Level 3	—	—	—	—

	$19,514,516	$63,484,386	$40,949,784	$16,067,013

As of June 30, 2008, there were no Level 3 securities held by the Funds.

Notes to Financial Statements	21

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2008 (Unaudited)

In March 2008, the Financial Accounting Standards board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

The FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on January 1, 2007. Management has reviewed the Funds tax positions for all open tax years, and concluded that adoption had no effect on the Funds financial position or results of operations. At June 30, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds intend to file U.S. tax returns for the period ending December 31, 2007. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Funds will vary. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

22	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2008 (Unaudited)

3.	Investment Transactions

Securities

During the period ended June 30, 2008, purchases and sales of the Underlying Funds (excluding short-term investments) were as follows:

Funds	Purchases	Sales

Moderate Strategy	$15,328,626	$3,544,274
Balanced Strategy	34,906,928	3,370,456
Growth Strategy	18,188,285	1,388,437
Equity Growth Strategy	6,692,163	2,008,808

4.	Related Parties

Adviser and Administrator

RIMCo is the Funds Advisor and RFSC is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager research services to RIMCo.

The Funds pay an advisory fee to RIMCo and an administrative fee to RFSC.

RIMCo has contractually agreed to waive, at least through April 29, 2009, its 0.20% advisory fee for each Fund. RFSC waives Transfer Agent fees and has contractually agreed to reimburse, at least through April 29, 2009, each Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.11%, 0.08%, 0.04% and 0.04% of the average daily net assets of the Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds, respectively, on an annual basis. Direct Fund-level expenses for the Funds do not include the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. These arrangements may not be terminated during the relevant period except at the Board’s discreation.

For the period ended June 30, 2008, the fees waived and reimbursed by RIMCo and RFSC amounted to:

Funds	RIMCo	RFSC	Total

Moderate Strategy	$15,660	$20,331	$35,991
Balanced Strategy	48,933	24,064	72,997
Growth Strategy	32,949	29,822	62,771
Equity Growth Strategy	14,431	25,902	40,333

RIMCo and RFSC do not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent

RFSC is the Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RFSC is paid a fee for transfer agency and dividend disbursing services provided to the Funds. RFSC retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assisted in providing these services.

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended June 30, 2008 were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Administrative fees	$797	$2,583	$1,641	$671
Trustee fees	34	116	17	23

	$831	$2,699	$1,658	$694

Notes to Financial Statements	23

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2008 (Unaudited)

Distributor

On June 2, 2008, Russell Fund Distributor, Inc., a wholly-owned subsidiary of RIMCo, changed its name to Russell Financial Services, Inc. (“Distributor”).

Pursuant to the Distribution Agreement with the Investment Company, the Distributor serves as distributor for all Investment Company portfolio shares. The Distributor receives no compensation from the Investment Company for its services.

Board of Trustees

The Russell Fund Complex consists of RIC, which has 44 Funds, and RIF, which has nine Funds. Each of the Trustees is a Trustee of both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $60,000 ($52,000 prior to January 1, 2008) per year, $6,500 for each regular quarterly meeting attended in person, $2,500 ($2,000 prior to January 1, 2008) for each special meeting attended in person, and $2,500 ($2,000 prior to January 1, 2008) for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 ($500 prior to January 1, 2008) fee for attending the quarterly and special meetings and a $500 fee for attending the committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee Chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $52,000.

Transactions With Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or under common control. Transactions during the period ended June 30, 2008 with Underlying Funds which are an affiliated company or under common control are as follows:

Affiliate	Purchases Cost	Sales Cost	Income Distributions	Capital Gains Distributions

Moderate Strategy Fund
RIF Core Bond Fund	$9,029,055	$2,103,416	$151,044	$28,839
RIF Aggressive Equity Fund	456,127	131,748	885	102
RIF Multi-Style Equity Fund	1,606,570	428,230	11,116	14,651
RIC Quantitative Equity Fund	1,601,234	457,156	2,366	—
RIF Real Estate Securities Fund	462,091	164,289	2,606	—
RIC Emerging Markets Fund	298,669	102,427	—	—
RIC Global Equity Fund	470,604	123,853	—	—
RIF Non-U.S. Fund	1,404,276	394,556	—	12,557

	$15,328,626	$3,905,675	$168,017	$56,149

Balanced Strategy Fund
RIF Core Bond Fund	$13,284,819	$1,239,573	$289,310	$46,857
RIF Aggressive Equity Fund	1,365,282	164,381	3,507	333
RIF Multi-Style Equity Fund	5,398,247	521,795	45,359	53,562
RIC Quantitative Equity Fund	5,395,711	613,513	10,551	—
RIF Real Estate Securities Fund	1,914,020	582,800	12,913	—
RIC Emerging Markets Fund	1,038,852	122,770	—	—
RIC Global Equity Fund	1,422,758	148,366	—	—
RIF Non-U.S. Fund	5,087,239	555,572	—	47,603

	$34,906,928	$3,948,770	$361,640	$148,355

24	Notes to Financial Statements

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2008 (Unaudited)

Affiliate	Purchases Cost	Sales Cost	Income Distributions	Capital Gains Distributions

Growth Strategy Fund
RIF Core Bond Fund	$3,371,621	$313,258	$97,947	$17,712
RIF Aggressive Equity Fund	1,052,577	92,311	3,460	377
RIF Multi-Style Equity Fund	3,956,176	305,447	44,382	56,648
RIC Quantitative Equity Fund	3,676,350	267,105	9,255	—
RIF Real Estate Securities Fund	1,006,177	144,131	10,357	—
RIC Emerging Markets Fund	734,436	100,443	—	—
RIC Global Equity Fund	1,120,658	105,741	—	—
RIF Non-U.S. Fund	3,270,290	309,995	—	44,109

	$18,188,285	$1,638,431	$165,401	$118,846

Equity Growth Strategy Fund
RIF Aggressive Equity Fund	$439,459	$166,307	$1,797	$194
RIF Multi-Style Equity Fund	1,719,091	510,622	24,369	30,967
RIC Quantitative Equity Fund	1,605,160	503,813	5,147	—
RIF Real Estate Securities Fund	497,223	334,763	5,291	—
RIC Emerging Markets Fund	342,621	187,249	—	—
RIC Global Equity Fund	457,554	158,427	—	—
RIF Non-U.S. Fund	1,631,055	690,746	—	26,476

	$6,692,163	$2,551,927	$36,604	$57,637

5.	Federal Income Taxes

The Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At December 31, 2007, the Funds had no capital loss carryforwards.

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Cost of Investments	$20,633,680	$68,756,758	$45,723,711	$18,922,253

Unrealized Appreciation	$—	$—	$—	$—
Unrealized Depreciation	(119,164)	(5,272,373)	(4,773,927)	(2,855,240)

Net Unrealized Appreciation (Depreciation)	$(119,164)	$(5,272,373)	$(4,773,927)	$(2,855,240)

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended June 30, 2008 and December 31, 2007 were as follows:

	Shares		Dollars
	2008	2007	2008	2007

Moderate Strategy Fund
Proceeds from shares sold	1,544	950	$14,964	$9,530
Proceeds from reinvestment of distributions	34	22	324	209
Payments for shares redeemed	(354)	(106)	(3,402)	(1,047)

Net increase (decrease)	1,224	866	$11,886	$8,692

Balanced Strategy Fund
Proceeds from shares sold	3,687	3,701	$34,315	$37,178
Proceeds from reinvestment of distributions	160	91	1,470	903
Payments for shares redeemed	(351)	(197)	(3,270)	(2,003)

Net increase (decrease)	3,496	3,595	$32,515	$36,078

Notes to Financial Statements	25

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
	2008	2007	2008	2007

Growth Strategy Fund
Proceeds from shares sold	1,966	2,762	$17,943	$27,787
Proceeds from reinvestment of distributions	143	66	1,271	651
Payments for shares redeemed	(155)	(61)	(1,424)	(623)

Net increase (decrease)	1,954	2,767	$17,790	$27,815

Equity Growth Strategy Fund
Proceeds from shares sold	762	1,332	$6,661	$13,593
Proceeds from reinvestment of distributions	92	37	783	358
Payments for shares redeemed	(236)	(46)	(2,076)	(458)

Net increase (decrease)	618	1,323	$5,368	$13,493

7.	Interfund Lending Program

The Investment Company has been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Funds of the Investment Company and RIC Funds may borrow money from the RIC Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The RIC Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended June 30, 2008, the Funds presented herein did not participate in the interfund lending program.

8.	Record Ownership

As of June 30, 2008, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund. The Northwestern Mutual Life Insurance Company accounts were the largest shareholders in each Fund.

Funds	# of Shareholders	%
Moderate Strategy	1	98.6
Balanced Strategy	1	98.2
Growth Strategy	1	98.2
Equity Growth Strategy	1	97.7

26	Notes to Financial Statements

Russell Investment Funds (“RIF”)

LifePoints Variable Target Portfolio Funds

Basis for Approval of Investment Advisory Contracts

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract (collectively, the “portfolio management contracts”) with each Money Manager of the funds in which the Funds invest (the “Underlying Funds”) at a meeting held on April 22, 2008. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, and the management of the Funds and the Underlying Funds by RIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds and the Underlying Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds (“Comparable Funds”) not managed by RIMCo believed by the provider to be generally comparable in investment objectives and size to the Funds and the Underlying Funds. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Renewal Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 21, 2008, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or management were present. At the April 22 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Underlying Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for allocating assets of each Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of each Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. Assets of each Underlying Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo manages directly a portion of certain Underlying Funds’ assets employing a “select holdings strategy,” as described below, and directly manages the investment of each Underlying Fund’s cash reserves. RIMCo also may manage directly any portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of an Underlying Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo pursuant to authority granted by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers. RIMCo’s goal is to construct and manage diversified portfolios in a risk aware manner. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment

Basis for Approval of Investment Advisory Contracts	27

Russell Investment Funds (“RIF”)

LifePoints Variable Target Portfolio Funds

Basis for Approval of Investment Advisory Contracts, continued

strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, the performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by RIMCo in the Underlying Funds’ investment activities and any constraints placed by RIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Underlying Fund’s investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds’ Money Managers, and describe the manner in which the Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any Fund.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-or-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of each Underlying Fund selected by shareholders in purchasing their shares of a Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and quality of the services provided to the Fund and the Underlying Fund by RIMCo;

2.	The advisory fee paid by the Fund or the Underlying Fund to RIMCo and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund or the Underlying Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund.

As noted above, RIMCo pursuant to the terms of the RIMCo Agreement directly managed a portion—up to 10%—of the assets of the RIF Multi-Style Equity Fund and the Russell Investment Company (“RIC”) Quantitative Equity Fund (each a “Participating Underlying Fund”) during the past year utilizing a select holdings strategy, the actual allocation being determined by each Participating Underlying Fund’s RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for a Participating Underlying Fund is designed to increase the Participating Underlying Fund’s exposure to stocks that are viewed as attractive by multiple Money Managers of that Participating Underlying Fund. The Board reviewed the results of the select holdings strategy in respect of each Participating Underlying Fund since implementation taking into account that the strategy has been utilized for a limited period of time. With respect to each Participating Underlying Fund, the Trustees considered that RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Underlying Fund consequently may increase incrementally. The Board, however, also considered RIMCo’s advice that it pays certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurs additional costs in carrying out the select holdings strategy, the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy, and the fact that the aggregate investment advisory fees paid by the Participating Underlying Fund are not increased as a result of the select holdings strategy.

28	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds (“RIF”)

LifePoints Variable Target Portfolio Funds

Basis for Approval of Investment Advisory Contracts, continued

In evaluating the reasonableness of the Funds’ and Underlying Funds’ investment advisory fees in light of Fund and Underlying Fund performance, the Board considered that RIMCo, in the Agreement Renewal Information and at past meetings, noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives, including Fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Underlying Funds during the periods covered by the Third-Party Information did result, in lower performance of the Funds than that of some of their respective Comparable Funds. According to RIMCo, the strategies pursued by the Underlying Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

The Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the fees for such Fund or Underlying Fund appropriately reflect or should be revised to reflect any such economies. The Board determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the investment advisory fees for each Fund or Underlying Fund appropriately reflect any economies of scale realized by such Fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds. The Trustees considered that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other funds under the Board’s supervision, including the Underlying Funds are lower, and may, in some cases, be substantially lower, than the rates paid by funds supervised by the Board, including the Funds. The Trustees considered the differences in the scope of services it provides to institutional clients and the funds under its supervision, including the Underlying Funds. In response to the Trustees’ inquiries, RIMCo has previously noted, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo has in the past noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

On the basis of the Agreement Renewal Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years or presented at the April 22 Board meeting by RIMCo, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds (1) the advisory fee charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Funds or Underlying Funds; (2) the relative expense ratio of each Fund and Underlying Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo’s profitability with respect to the Fund and each Underlying Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo.

The Board further concluded that, under the circumstances, the performance of each of the Funds supported continuation of the RIMCo Agreement. In evaluating performance, the Board considered each Fund’s and Underlying Fund’s absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. In assessing performance, the Board also considered RIMCo’s investment strategy of managing the Underlying Funds in a risk aware manner.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Funds and their respective shareholders and voted to approve the continuation of the Agreement.

At the April 22 Board meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of the Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ and Underlying Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the aggregate investment advisory fees paid by each Fund and Underlying Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Basis for Approval of Investment Advisory Contracts	29

Russell Investment Funds (“RIF”)

LifePoints Variable Target Portfolio Funds

Basis for Approval of Investment Advisory Contracts, continued

Based substantially upon RIMCo’s recommendations together with the information received from RIMCo in support of its recommendations at the April 22 meeting, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

Also, the Board of Trustees received a proposal from RIMCo at a meeting held on May 20, 2008, to effect a money manager change for the RIC Global Equity Fund. In the case of the proposed change, the Trustees approved the terms of the proposed portfolio management contract based substantially upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; any significant business relationships between the Money Manager and RIMCo or RFS, the Fund’s underwriter; RIMCo’s explanation as to the lack of relevance of profitability to the evaluation of portfolio management contracts with money managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; and RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at their April 22, 2008 meeting as to the reasonableness of the aggregate investment advisory fees paid by the Fund, and the fact that the aggregate investment advisory fees paid by the Fund would not increase as a result of the implementation of the proposed money manager change because the money managers’ investment advisory fee is paid by RIMCo.

30	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — June 30, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

Shareholder Requests for Additional Information	31

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers — June 30, 2008 (Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 44 funds, and Russell Investment Funds (“RIF”), which has 9 funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for the interested trustee. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES
#Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004 Trustee since 2007	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, RIMCo • Chairman of the Board, President and CEO, RFD • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • Until 2004, Managing Director, of Individual Investor Services, FRC • 2000 to 2004 Managing Director, Sales and Client Service, RIMCo	53	None
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006	Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	53	None

Kristianne Blake Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairperson since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999–2006	53	• Director, Avista Corp; (electric utilities) • Trustee, Principal Investors Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

#	Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.
*	Each Trustee is subject to mandatory retirement at age 72.

32	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	Trustee since 2003 Chairman of Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. • 2001–2003, Vice President and Chief Financial Officer, Janus Capital Group Inc.	53	None

Jonathan Fine Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	53	None

Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	• President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	53	None

Jack R. Thompson Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to present, Independent Board Chair and Chairman of the Audit Committee, Sparx Funds • September 2007 to present, Director, Life Advantage Corporation (health products company) • May 1999 to May 2003, President, Chief Executive Officer and Director, Berger Financial Group, LLC • May 1999 to May 2003, President and Trustee, Berger Funds	53	• Director, Sparx Japan Funds (investment company) • Director, Life Advantage Corporation (health products company)

Julie W.Weston Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	Trustee since 2002 Chairperson of the Investment Committee since 2006	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Retired	53	None

*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers	33

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
*George F. Russell, Jr. Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	53	None

Paul E. Anderson Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • February 2002 to June 2005, Lead Trustee, RIC and RIF • Trustee of RIC and RIF Until 2006 • Chairman of the Nominating and Governance Committee 2006	53	None

William E. Baxter Born June 8, 1925 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1986 • Trustee of RIC and RIF Until 2004	53	None

Lee C. Gingrich Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF Until 2005 • Chairman of the Nominating and Governance Committee 2001–2005	53	None

Eleanor W. Palmer Born May 5, 1926 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1981 • Trustee of RIC and RIF Until 2004	53	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

34	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2008

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004	Until successor is chosen and qualified by Trustees

•  President and CEO, RIC and RTF

•  Chairman of the Board, President and CEO, RIMCo

•  Chairman of the Board, President and CEO, RFD

•  Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•  Until 2004, Managing Director of Individual Investor Services, FRC

•  2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees

•  Chief Compliance Officer, RIC

•  Chief Compliance Officer, RTF

•  Chief Compliance Officer, RIMCo

•  April 2002–May 2005, Manager, Global Regulatory Policy

•  1998–2002, Compliance Supervisor, Russell Investment Group

Peter Gunning Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC, RIF • 1996 to 2008, Chief Financial Officer, Russell, Asia Pacific

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees	• Treasurer, Chief Accounting Officer and CFO, RIC and RIF • Director, Funds Administration, RIMCo, RTC and RFD • Treasurer and Principal Accounting Officer, SSgA Funds

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary FRC and RIA • Director and Secretary, RIMCo and RFD • Secretary and Chief Legal Counsel, RIC and RIF

Disclosure of Information about Fund Trustees and Officers	35

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Interested Trustees

Greg J. Stark

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

William E. Baxter

Lee C. Gingrich

Eleanor W. Palmer

Officers

Greg J. Stark, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Gregory J. Lyons, Secretary

Adviser

Russell Investment Management Company

909 A Street

Tacoma, WA 98402

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

909 A Street

Tacoma, WA 98402

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

909 A Street

Tacoma, WA 98402

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

909 A Street

Tacoma, WA 98402

Money Managers of Underlying Funds as of June 30, 2008

RIF Core Bond Fund

Goldman Sachs Asset Management, L.P., New York, NY

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

RIF Aggressive Equity Fund

ClariVest Asset Management LLC, San Diego, CA

DePrince, Race & Zollo, Inc., Winter Park, FL

Gould Investment Partners LLC, Berwyn, PA

Jacobs Levy Equity Management, Inc., Florham Park, NJ

PanAgora Asset Management, Inc., Boston, MA

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

Tygh Capital Management, Inc., Portland, OR

RIF Multi-Style Equity Fund

Arnhold and S. Bleichroeder Advisers, LLC, New York, NY

Columbus Circle Investors, Stamford, CT

DePrince, Race & Zollo, Inc., Winter Park, FL

Institutional Capital LLC, Chicago, IL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Montag & Caldwell, Inc., Atlanta, GA

Suffolk Capital Management, LLC, New York, NY

Turner Investment Partners, Inc., Berwyn, PA

RIC Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, Philadelphia, PA

Franklin Portfolio Associates, LLC, Boston, MA

Goldman Sachs Asset Management, L.P., New York, NY

Jacobs Levy Equity Management, Inc., Florham Park, NJ

RIF Real Estate Securities Fund

AEW Management and Advisors, L.P., Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

Heitman Real Estate Securities LLC, Chicago, IL

INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division,

Dallas, TX RREEF America L.L.C., Chicago, IL

36	Adviser, Money Managers and Service Providers

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

909 A Street, Tacoma, Washington 98402

(800) 787-7354

RIC Emerging Markets Fund

AllianceBernstein L.P., New York, NY

Arrowstreet Capital, Limited Partnership, Boston, MA

Genesis Asset Managers, LLP, London, United Kingdom

Harding, Loevner Management, L.P., Somerville, NJ

T. Rowe Price International, Inc., Baltimore, MD

UBS Global Asset Management (Americas) Inc., Chicago, IL

RIC Global Equity Fund

ClariVest Asset Management LLC, San Diego, CA

Gartmore Global Partners, London, United Kingdom

Harris Associates, L.P., Chicago, IL

Tradewinds Global Investors LLC, Los Angeles, CA

T. Rowe Price International, Inc., Baltimore, MD

RIF Non-U.S. Fund

Altrinsic Global Advisors, LLC, Stamford, CT

AQR Capital Management, LLC, Greenwich, CT

MFS Institutional Advisors, Inc., Boston, MA

Wellington Management Company, LLP, Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Adviser, Money Managers and Service Providers	37

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-188

2008 SEMIANNUAL REPORT

Russell Investment Funds

JUNE 30, 2008

FUND

Multi-Style Equity Fund

Aggressive Equity Fund

Non-U.S. Fund

Real Estate Securities Fund

Core Bond Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on five of these Funds.

Russell Investment Funds

Semiannual Report

June 30, 2008 (Unaudited)

Russell Investment Funds

Copyright © Russell Investments 2008. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.), member FINRA, part of Russell Investments.

Russell Investments and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds

Multi-Style Equity Fund

Shareholder Expense Example — June 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2008	$1,000.00	$1,000.00
Ending Account Value
June 30, 2008	$885.50	$1,020.54
Expenses Paid During Period*	$4.08	$4.37

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Multi-Style Equity Fund	3

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 93.7%
Auto and Transportation - 1.1%
Arkansas Best Corp. (Ñ)	1,200	44
Autoliv, Inc. (Ñ)	6,700	312
Expeditors International of Washington, Inc. (Ñ)	8,260	355
FedEx Corp.	10,200	804
Genuine Parts Co. (Ñ)	16,158	641
Lear Corp. (Æ)(Ñ)	4,600	65
Skywest, Inc. (Ñ)	6,800	86
TRW Automotive Holdings Corp. (Æ)	8,000	148
Union Pacific Corp. (Ñ)	31,360	2,368

		4,823

Consumer Discretionary - 13.4%
Activision, Inc. (Æ)	12,400	423
Amazon.com, Inc. (Æ)(Ñ)	7,800	572
AutoNation, Inc. (Æ)(Ñ)	19,700	197
Avon Products, Inc.	22,600	814
Barnes & Noble, Inc. (Ñ)	3,700	92
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	3,700	143
Black & Decker Corp. (Ñ)	9,600	552
Brinker International, Inc.	43,900	830
CBS Corp. (Ñ)	65,900	1,284
CEC Entertainment, Inc. (Æ)(Ñ)	900	25
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	82,507	1,471
Coach, Inc. (Æ)	15,300	442
Costco Wholesale Corp. (Ñ)	17,500	1,227
DIRECTV Group, Inc. (The) (Æ)	26,200	679
Discovery Holding Co. Class A (Æ)	57,775	1,269
eBay, Inc. (Æ)(Ñ)	76,955	2,103
Electronic Arts, Inc. Series C (Æ)	37,700	1,675
Estee Lauder Cos., Inc. (The) Class A (Ñ)	8,540	397
Foot Locker, Inc.	51,200	637
GameStop Corp. Class A (Æ)(Ñ)	2,950	119
Gap, Inc. (The) (Ñ)	8,700	145
Google, Inc. Class A (Æ)	14,160	7,454
Guess ?, Inc. (Ñ)	29,480	1,104
Home Depot, Inc.	32,000	749
Intercontinental Hotels Group PLC - ADR (Ñ)	30,759	410
International Game Technology (Ñ)	28,300	707
International Speedway Corp. Class A	2,500	98
JC Penney Co., Inc. (Ñ)	22,900	831
Jones Apparel Group, Inc. (Ñ)	29,500	406
Kimberly-Clark Corp.	14,800	885

	Principal Amount ($) or Shares	Market Value $
Kohl’s Corp. (Æ)(Ñ)	9,790	392
Leggett & Platt, Inc. (Ñ)	11,700	196
Limited Brands, Inc. (Ñ)	52,400	883
Lowe’s Cos., Inc. (Ñ)	21,760	452
Macy’s, Inc.	41,400	804
Manpower, Inc. (Ñ)	1,900	111
McDonald’s Corp.	101,098	5,684
McGraw-Hill Cos., Inc. (The) (Ñ)	11,500	461
Mohawk Industries, Inc. (Æ)(Ñ)	3,900	250
Newell Rubbermaid, Inc.	22,200	373
News Corp. Class A	109,850	1,652
Nike, Inc. Class B (Ñ)	47,771	2,848
Office Depot, Inc. (Æ)(Ñ)	16,400	179
OfficeMax, Inc. (Ñ)	50,200	698
priceline.com, Inc. (Æ)(Ñ)	3,910	451
RR Donnelley & Sons Co.	18,700	555
Staples, Inc. (Ñ)	35,240	837
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	17,500	701
Target Corp. (Ñ)	31,800	1,478
Time Warner, Inc.	27,500	407
TJX Cos., Inc.	11,200	353
VeriSign, Inc. (Æ)(Ñ)	12,120	458
Viacom, Inc. Class B (Æ)	56,200	1,716
Wal-Mart Stores, Inc.	121,400	6,823
Watson Wyatt Worldwide, Inc. Class A (Ñ)	1,100	58
WESCO International, Inc. (Æ)	1,600	64
Whirlpool Corp. (Ñ)	12,300	759
Williams-Sonoma, Inc. (Ñ)	34,000	675

		58,058

Consumer Staples - 6.2%
Campbell Soup Co.	24,800	830
Clorox Co.	19,000	992
Coca-Cola Co. (The)	131,480	6,834
Colgate-Palmolive Co.	19,100	1,320
Fomento Economico Mexicano SAB de CV - ADR	34,080	1,551
General Mills, Inc.	19,000	1,155
Hershey Co. (The) (Ñ)	24,700	810
Hormel Foods Corp. (Ñ)	4,600	159
Kraft Foods, Inc. Class A	35,100	999
Molson Coors Brewing Co. Class B (Ñ)	26,130	1,420
Pepsi Bottling Group, Inc.	11,000	307
PepsiCo, Inc.	63,050	4,009
Procter & Gamble Co.	85,100	5,175
SUPERVALU, Inc. (Ñ)	9,500	293

4	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Tyson Foods, Inc. Class A	16,800	251
Unilever NV	33,400	948

		27,053

Financial Services - 13.9%
ACE, Ltd.	36,500	2,011
Aflac, Inc.	1,400	88
Alliance Data Systems Corp. (Æ)(Ñ)	15,000	848
Allied World Assurance Co. Holdings, Ltd. (Ñ)	2,900	115
American International Group, Inc.	35,500	939
AmeriCredit Corp. (Æ)(Ñ)	8,300	72
Annaly Capital Management, Inc. (ö)	35,400	549
Arch Capital Group, Ltd. (Æ)	4,900	325
Axis Capital Holdings, Ltd. (Ñ)	9,300	277
Bank of America Corp.	20,400	487
Bank of New York Mellon Corp. (The)	69,426	2,626
BlackRock, Inc. Class A (Ñ)	3,030	536
Brandywine Realty Trust (ö)	7,700	121
Capital One Financial Corp. (Ñ)	45,750	1,739
Cash America International, Inc.	2,100	65
Charles Schwab Corp. (The)	55,800	1,146
Chubb Corp. (Ñ)	27,600	1,353
Citigroup, Inc.	93,600	1,569
City National Corp. (Ñ)	800	34
CNA Financial Corp. (Ñ)	3,100	78
Colonial BancGroup, Inc. (The) (Ñ)	42,700	189
Colonial Properties Trust (ö)(Ñ)	5,300	106
Comerica, Inc. (Ñ)	11,800	302
Discover Financial Services (Ñ)	28,900	381
Duke Realty Corp. (ö)	13,500	303
EastGroup Properties, Inc. (ö)	1,600	69
Everest Re Group, Ltd.	4,100	327
Federal National Mortgage Association (Ñ)	55,500	1,083
Fifth Third Bancorp (Ñ)	13,400	136
Fiserv, Inc. (Æ)(Ñ)	14,390	653
Freddie Mac	24,100	395
Genworth Financial, Inc. Class A	11,200	199
Goldman Sachs Group, Inc. (The) (Ñ)	24,030	4,203
H&R Block, Inc.	21,000	449
Hartford Financial Services Group, Inc.	25,700	1,659
HCC Insurance Holdings, Inc.	8,600	182
Hospitality Properties Trust (ö)(Ñ)	12,100	296
Host Hotels & Resorts, Inc. (ö)(Ñ)	82,500	1,126
Huntington Bancshares, Inc. (Ñ)	29,000	167
Jefferies Group, Inc. (Ñ)	56,200	945

	Principal Amount ($) or Shares	Market Value $
JPMorgan Chase & Co. (Ñ)	155,200	5,325
Keycorp (Ñ)	55,800	613
Liberty Property Trust (ö)(Ñ)	4,500	149
Lincoln National Corp.	20,600	934
M&T Bank Corp.	15,500	1,093
Marshall & Ilsley Corp. (Ñ)	15,300	235
Mastercard, Inc. Class A (Ñ)	7,570	2,010
Mercury General Corp. (Ñ)	19,800	925
Merrill Lynch & Co., Inc.	23,400	742
MetLife, Inc.	9,500	501
Morgan Stanley	102,150	3,685
Nasdaq OMX Group (The) (Æ)(Ñ)	3,300	88
Northern Trust Corp. (Ñ)	6,700	459
Pacific Capital Bancorp NA (Ñ)	2,800	39
Paychex, Inc.	14,600	457
Pennsylvania Real Estate Investment Trust (ö)(Ñ)	4,500	104
PNC Financial Services Group, Inc.	5,600	320
Prologis (ö)(Ñ)	5,500	299
Prosperity Bancshares, Inc. (Ñ)	4,100	110
Protective Life Corp.	17,900	681
Prudential Financial, Inc.	16,300	974
Regions Financial Corp. (Ñ)	29,200	319
RenaissanceRe Holdings, Ltd.	4,600	205
StanCorp Financial Group, Inc. (Ñ)	3,600	169
State Street Corp.	12,232	783
Sunstone Hotel Investors, Inc. (ö)(Ñ)	4,000	66
SunTrust Banks, Inc. (Ñ)	35,550	1,288
T Rowe Price Group, Inc. (Ñ)	11,740	663
Transatlantic Holdings, Inc. (Ñ)	500	28
Travelers Cos., Inc. (The)	38,100	1,654
UnionBanCal Corp. (Ñ)	7,700	311
United Rentals, Inc. (Æ)(Ñ)	6,600	129
Unum Group	17,600	360
Visa, Inc.	9,614	782
Wells Fargo & Co. (Ñ)	122,350	2,906
Western Union Co. (The) (Ñ)	33,800	836
Wilmington Trust Corp. (Ñ)	29,400	777
WR Berkley Corp. (Ñ)	14,400	348
XL Capital, Ltd. Class A (Ñ)	13,200	271
Zions Bancorporation (Ñ)	7,700	242

		60,028

Health Care - 12.8%
Abbott Laboratories	47,700	2,527
Alcon, Inc.	6,500	1,058
Alexion Pharmaceuticals, Inc. (Æ)(Ñ)	5,720	415
Allergan, Inc.	35,110	1,827

Multi-Style Equity Fund	5

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

AMERIGROUP Corp. Class A (Æ)	7,200	150
AmerisourceBergen Corp. Class A	5,100	204
Baxter International, Inc.	31,830	2,035
Bristol-Myers Squibb Co.	42,900	881
Celgene Corp. (Æ)	14,300	913
Charles River Laboratories International, Inc. (Æ)(Ñ)	7,670	490
Cooper Cos., Inc. (The) (Ñ)	15,000	557
CVS Caremark Corp.	141,880	5,614
Dentsply International, Inc. (Ñ)	12,840	473
Eli Lilly & Co.	21,400	988
Express Scripts, Inc. Class A (Æ)	13,900	872
Genzyme Corp. (Æ)	17,090	1,231
Gilead Sciences, Inc. (Æ)	111,540	5,906
Health Management Associates, Inc. Class A (Æ)(Ñ)	17,200	112
Health Net, Inc. (Æ)	7,400	178
Human Genome Sciences, Inc. (Æ)(Ñ)	68,600	357
Humana, Inc. (Æ)	5,200	207
Intuitive Surgical, Inc. (Æ)(Ñ)	6,590	1,775
Johnson & Johnson	56,700	3,648
Kindred Healthcare, Inc. (Æ)	900	26
King Pharmaceuticals, Inc. (Æ)	16,400	172
Laboratory Corp. of America Holdings (Æ)	2,200	153
LifePoint Hospitals, Inc. (Æ)(Ñ)	4,700	133
McKesson Corp.	5,000	280
Mylan, Inc. (Æ)(Ñ)	85,800	1,036
Owens & Minor, Inc. (Ñ)	1,600	73
Pfizer, Inc.	38,700	676
Sanofi-Aventis SA - ADR	16,800	558
Savient Pharmaceuticals, Inc. (Æ)(Ñ)	25,700	650
Schering-Plough Corp.	235,100	4,629
St. Jude Medical, Inc. (Æ)	14,528	594
Stericycle, Inc. (Æ)	8,070	417
Stryker Corp. (Ñ)	31,700	1,993
Teva Pharmaceutical Industries, Ltd. - ADR	29,030	1,330
Thermo Fisher Scientific, Inc. (Æ)(Ñ)	55,090	3,070
Vertex Pharmaceuticals, Inc. (Æ)	25,700	860
WellPoint, Inc. (Æ)	10,300	491
Wyeth	120,300	5,770

		55,329

Integrated Oils - 5.5%
BP PLC - ADR	35,700	2,483
Chevron Corp.	19,400	1,923
ConocoPhillips	15,200	1,435
Exxon Mobil Corp.	47,200	4,160

	Principal Amount ($) or Shares	Market Value $
Hess Corp.	14,500	1,830
Marathon Oil Corp.	88,000	4,564
Occidental Petroleum Corp. (Ñ)	76,650	6,888
Petroleo Brasileiro SA - ADR	11,390	807

		24,090

Materials and Processing - 6.7%
Agrium, Inc.	7,000	753
Alcoa, Inc.	20,900	744
Archer-Daniels-Midland Co.	14,300	483
Armstrong World Industries, Inc. (Ñ)	3,300	96
Ashland, Inc. (Ñ)	22,417	1,081
Avery Dennison Corp. (Ñ)	12,800	562
Bemis Co., Inc. (Ñ)	21,200	475
Bunge, Ltd.	3,400	366
Cabot Corp. (Ñ)	18,600	452
Celanese Corp. Class A	12,870	588
Ceradyne, Inc. (Æ)(Ñ)	900	31
CF Industries Holdings, Inc. (Ñ)	500	76
Commercial Metals Co. (Ñ)	3,600	136
Domtar Corp. (Æ)(Ñ)	10,500	57
EI Du Pont de Nemours & Co. (Ñ)	63,050	2,704
EMCOR Group, Inc. (Æ)	2,300	66
Energizer Holdings, Inc. (Æ)(Ñ)	7,700	563
Fluor Corp. (Ñ)	11,470	2,134
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	7,800	914
International Paper Co. (Ñ)	45,823	1,068
KBR, Inc. (Æ)	6,700	234
Masco Corp. (Ñ)	88,500	1,392
MeadWestvaco Corp. (Ñ)	25,600	610
Monsanto Co. (Ñ)	28,100	3,553
Mosaic Co. (The) (Æ)	3,700	535
Nucor Corp. (Ñ)	14,274	1,066
Owens-Illinois, Inc. (Æ)	9,290	387
Packaging Corp. of America	21,600	465
Perini Corp. (Æ)(Ñ)	1,200	40
Potash Corp. of Saskatchewan	5,700	1,303
PPG Industries, Inc. (Ñ)	8,600	493
Precision Castparts Corp.	10,700	1,031
Rohm & Haas Co. (Ñ)	23,100	1,073
RPM International, Inc. (Ñ)	3,200	66
Smurfit-Stone Container Corp. (Æ)(Ñ)	25,100	102
Sonoco Products Co.	18,000	557
Steel Dynamics, Inc. (Ñ)	3,500	137
United States Steel Corp.	8,900	1,645
URS Corp. (Æ)	9,600	403
Valspar Corp. (Ñ)	27,000	511

		28,952

6	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Miscellaneous - 2.8%
Brunswick Corp. (Ñ)	22,300	236
Eaton Corp.	24,197	2,056
General Electric Co.	171,294	4,572
Honeywell International, Inc.	20,500	1,031
Johnson Controls, Inc.	23,400	671
SPX Corp.	3,250	428
Teleflex, Inc.	15,300	851
Textron, Inc.	43,540	2,087
Tyco International, Ltd. (Ñ)	9,190	368

		12,300

Other Energy - 7.9%
Anadarko Petroleum Corp.	22,300	1,669
Apache Corp.	10,000	1,390
Baker Hughes, Inc. (Ñ)	22,400	1,956
Cabot Oil & Gas Corp.	15,500	1,050
Cameron International Corp. (Æ)	48,250	2,671
Chesapeake Energy Corp. (Ñ)	42,668	2,814
Consol Energy, Inc. (Ñ)	8,090	909
Devon Energy Corp.	43,871	5,272
Dynegy, Inc. Class A (Æ)(Ñ)	52,600	450
Halliburton Co. (Ñ)	110,500	5,864
Key Energy Services, Inc. (Æ)	7,100	138
National Oilwell Varco, Inc. (Æ)(Ñ)	13,000	1,153
Patterson-UTI Energy, Inc. (Ñ)	9,500	342
Peabody Energy Corp. (Ñ)	10,100	889
Pioneer Drilling Co. (Æ)	1,400	26
Pioneer Natural Resources Co. (Ñ)	11,200	877
Schlumberger, Ltd.	27,000	2,901
Stone Energy Corp. (Æ)	600	40
Sunoco, Inc. (Ñ)	21,600	879
Transocean, Inc. (Æ)	4,700	716
Valero Energy Corp.	7,700	317
XTO Energy, Inc. (Ñ)	25,747	1,764

		34,087

Producer Durables - 5.0%
AGCO Corp. (Æ)(Ñ)	3,000	157
American Tower Corp. Class A (Æ)(Ñ)	13,000	549
Applied Materials, Inc. (Ñ)	205,100	3,915
Caterpillar, Inc. (Ñ)	7,000	517
Deere & Co. (Ñ)	33,200	2,395
Emerson Electric Co.	73,600	3,639
Flowserve Corp.	6,230	852
Gardner Denver, Inc. (Æ)	3,900	221
Illinois Tool Works, Inc. (Ñ)	13,000	618
Lam Research Corp. (Æ)	7,490	271

	Principal Amount ($) or Shares	Market Value $
Lennar Corp. Class A (Ñ)	8,600	106
Lexmark International, Inc. Class A (Æ)(Ñ)	3,100	104
Lockheed Martin Corp.	26,431	2,608
MDC Holdings, Inc. (Ñ)	1,300	51
Northrop Grumman Corp.	18,600	1,244
NVR, Inc. (Æ)(Ñ)	860	430
Parker Hannifin Corp.	18,811	1,341
Plantronics, Inc.	1,200	27
SBA Communications Corp. Class A (Æ)(Ñ)	8,890	320
Spirit Aerosystems Holdings, Inc. Class A (Æ)	2,900	56
Steelcase, Inc. Class A (Ñ)	5,800	58
United Technologies Corp.	28,700	1,771
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	9,100	317

		21,567

Technology - 14.7%
Akamai Technologies, Inc. (Æ)(Ñ)	11,540	401
Altera Corp.	21,640	448
Amphenol Corp. Class A	53,393	2,396
Analog Devices, Inc.	30,597	972
Apple, Inc. (Æ)	42,820	7,170
Avnet, Inc. (Æ)(Ñ)	3,000	82
Broadcom Corp. Class A (Æ)(Ñ)	61,600	1,681
Cisco Systems, Inc. (Æ)(Ñ)	283,260	6,589
Computer Sciences Corp. (Æ)(Ñ)	8,800	412
Corning Inc.	87,380	2,014
Cypress Semiconductor Corp. (Æ)(Ñ)	22,200	549
EMC Corp./Massachusetts (Æ)	35,860	527
First Solar, Inc. (Æ)(Ñ)	5,440	1,484
General Dynamics Corp. (Ñ)	6,900	581
Hewlett-Packard Co.	176,950	7,823
Ingram Micro, Inc. Class A (Æ)(Ñ)	5,200	92
Intel Corp.	59,100	1,269
International Business Machines Corp.	14,800	1,754
Jabil Circuit, Inc. (Ñ)	25,400	417
Juniper Networks, Inc. (Æ)(Ñ)	53,200	1,180
Linear Technology Corp.	48,116	1,567
Marvell Technology Group, Ltd. (Æ)(Ñ)	27,840	492
Maxim Integrated Products, Inc.	88,300	1,868
MEMC Electronic Materials, Inc. (Æ)	10,500	646
Microsoft Corp.	112,000	3,081
Motorola, Inc.	140,700	1,033
NetApp, Inc. (Æ)(Ñ)	24,500	531
Nvidia Corp.	18,100	339

Multi-Style Equity Fund	7

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Qualcomm, Inc.	164,460	7,297
Research In Motion, Ltd. (Æ)	22,395	2,618
Rockwell Automation, Inc.	15,400	673
Salesforce.com, Inc. (Æ)(Ñ)	5,970	407
SanDisk Corp. (Æ)	17,140	321
Seagate Technology (Ñ)	10,200	195
Seagate Technology, Inc. (Æ)	2,300	—
Syniverse Holdings, Inc. (Æ)	1,600	26
Tellabs, Inc. (Æ)(Ñ)	14,200	66
Texas Instruments, Inc.	59,550	1,677
Tyco Electronics, Ltd.	66,684	2,389
Vishay Intertechnology, Inc. (Æ)	5,200	46
Xilinx, Inc. (Ñ)	15,800	399

		63,512

Utilities - 3.7%
AGL Resources, Inc.	16,400	567
American Electric Power Co., Inc.	11,600	467
Aqua America, Inc. (Ñ)	36,100	577
AT&T, Inc.	115,661	3,897
Atmos Energy Corp.	1,800	50
CenturyTel, Inc. (Ñ)	11,300	402
Cincinnati Bell, Inc. (Æ)	12,400	49
Citizens Communications Co. (Ñ)	73,100	829
Consolidated Edison, Inc. (Ñ)	10,200	399
DTE Energy Co. (Ñ)	9,600	407
Duke Energy Corp. (Ñ)	28,700	499
Edison International	9,600	493
Embarq Corp. (Ñ)	9,500	449
MDU Resources Group, Inc.	1,500	52
Millicom International Cellular SA	3,940	408
New Jersey Resources Corp. (Ñ)	3,600	118
Nicor, Inc. (Ñ)	8,100	345
NiSource, Inc. (Ñ)	41,000	735
NSTAR (Ñ)	5,100	172
Pinnacle West Capital Corp.	9,600	295
Progress Energy, Inc. (Ñ)	4,100	172
Progress Energy, Inc. - CVO (Æ)(ß)	1,300	—
Qwest Communications International, Inc. (Ñ)	43,800	172
South Jersey Industries, Inc. (Ñ)	1,900	71
Southwest Gas Corp.	2,900	86
Verizon Communications, Inc.	50,000	1,770
Vodafone Group PLC - ADR	72,550	2,137

	Principal Amount ($) or Shares	Market Value $
WGL Holdings, Inc. (Ñ)	5,500	191
Windstream Corp. (Ñ)	28,800	355

		16,164

Total Common Stocks
(cost $401,545)		405,963

Short-Term Investments - 5.9%
Russell Investment Company Money Market Fund	23,952,000	23,952
United States Treasury Bills (ž)(§)
1.915% due 09/18/08	1,600	1,592

Total Short-Term Investments
(cost $25,545)		25,544

Other Securities - 24.3%
State Street Securities Lending Quality Trust (×)	105,067,283	105,067

Total Other Securities
(cost $105,067)		105,067

Total Investments - 123.9%
(identified cost $532,157)		536,574

Other Assets and Liabilities, Net - (23.9%)		(103,625)

Net Assets - 100.0%		432,949

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

8	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Index expiration date 09/08 (7)	USD	1,465	(117)
Russell 1000 Mini (CME) expiration date 09/08 (2)	USD	141	(7)
S&P 500 E-Mini Index (CME) expiration date 09/08 (92)	USD	5,893	(242)
S&P 500 Index (CME) expiration date 09/08 (21)	USD	6,726	(317)
S&P Midcap 400 E-Mini Index (CME) expiration date 09/08 (130)	USD	10,676	(433)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			(1,116)

Presentation of Portfolio Holdings — June 30, 2008 (Unaudited)

Portfolio Summary	% of Net Assets

Auto and Transportation	1.1
Consumer Discretionary	13.4
Consumer Staples	6.2
Financial Services	13.9
Health Care	12.8
Integrated Oils	5.5
Materials and Processing	6.7
Miscellaneous	2.8
Other Energy	7.9
Producer Durables	5.0
Technology	14.7
Utilities	3.7
Short-Term Investments	5.9
Other Securities	24.3

Total Investments	123.9
Other Assets and Liabilities, Net	(23.9)

100.0

Futures Contracts	(0.3)

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	9

Russell Investment Funds

Aggressive Equity Fund

Shareholder Expense Example — June 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2008	$1,000.00	$1,000.00
Ending Account Value
June 30, 2008	$897.10	$1,019.64
Expenses Paid During Period*	$4.95	$5.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

10	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.5%
Auto and Transportation - 3.7%
Accuride Corp. (Æ)(Ñ)	248	1
Air Transport Services Group, Inc. (Æ)(Ñ)	4,700	5
Alaska Air Group, Inc. (Æ)(Ñ)	3,000	46
American Axle & Manufacturing Holdings, Inc. (Ñ)	110	1
American Railcar Industries, Inc.	26	—
Arkansas Best Corp. (Ñ)	8,922	327
Autoliv, Inc. (Ñ)	7,776	362
BorgWarner, Inc. (Ñ)	10,018	444
Commercial Vehicle Group, Inc. (Æ)	5,700	53
Cooper Tire & Rubber Co. (Ñ)	33,600	263
Dana Corp. (Æ)(ß)	47,300	—
Eagle Bulk Shipping, Inc. (Ñ)	7,280	215
Expeditors International of Washington, Inc. (Ñ)	5,443	234
ExpressJet Holdings, Inc. Class A (Æ)(Ñ)	5,300	3
FreightCar America, Inc. (Ñ)	1,200	43
Genco Shipping & Trading, Ltd. (Ñ)	5,795	378
General Maritime Corp.	6,300	164
HUB Group, Inc. Class A (Æ)	5,535	189
Kansas City Southern (Æ)	5,550	244
Kirby Corp. (Æ)(Ñ)	14,584	700
Lear Corp. (Æ)(Ñ)	10,200	145
Marten Transport, Ltd. (Æ)	2,500	40
Monaco Coach Corp. (Ñ)	20,700	63
Oshkosh Corp. (Ñ)	165	3
Overseas Shipholding Group, Inc. (Ñ)	3,700	294
Pacer International, Inc. (Ñ)	10,442	225
PHI, Inc. (Æ)(Ñ)	7,360	296
Polaris Industries, Inc. (Ñ)	3,462	140
Republic Airways Holdings, Inc. (Æ)(Ñ)	3,900	34
Saia, Inc. (Æ)	2,300	25
Skywest, Inc. (Ñ)	10,007	126
Spartan Motors, Inc. (Ñ)	2,800	21
Standard Motor Products, Inc. (Ñ)	97	1
Star Bulk Carriers Corp.	16,100	190
Stoneridge, Inc. (Æ)(Ñ)	1,600	27
Strattec Security Corp.	7,970	281
Superior Industries International, Inc. (Ñ)	12,240	207
TBS International, Ltd. Class A (Æ)(Ñ)	600	24
Thor Industries, Inc. (Ñ)	4,833	103

	Principal Amount ($) or Shares	Market Value $
TRW Automotive Holdings Corp. (Æ)(Ñ)	11,200	207
Ultrapetrol Bahamas, Ltd. (Æ)(Ñ)	1,800	23
UTi Worldwide, Inc.	11,989	239
Visteon Corp. (Æ)(Ñ)	21,000	55
Wabash National Corp. (Ñ)	2,851	21
WABCO Holdings, Inc. (Ñ)	5,800	269
Wabtec Corp. (Ñ)	16,058	781
Werner Enterprises, Inc. (Ñ)	5,701	106

		7,618

Consumer Discretionary - 14.5%
4Kids Entertainment, Inc. (Æ)(Ñ)	55,840	414
99 Cents Only Stores (Æ)(Ñ)	55,027	363
Aaron Rents, Inc.	1,837	41
Activision, Inc. (Æ)	39,768	1,355
Administaff, Inc. (Ñ)	842	23
Advance Auto Parts, Inc. (Ñ)	9,311	362
Advisory Board Co. (The) (Æ)(Ñ)	2,142	84
Aeropostale, Inc. (Æ)(Ñ)	7,900	247
Allied Waste Industries, Inc. (Æ)	3,216	41
Ameristar Casinos, Inc. (Ñ)	25,700	355
AnnTaylor Stores Corp. (Æ)(Ñ)	5,336	128
Apollo Group, Inc. Class A (Æ)	4,882	216
Asbury Automotive Group, Inc. (Ñ)	7,300	94
AutoNation, Inc. (Æ)(Ñ)	19,000	190
Bally Technologies, Inc. (Æ)(Ñ)	4,600	155
Barnes & Noble, Inc. (Ñ)	3,700	92
Big Lots, Inc. (Æ)(Ñ)	5,562	174
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	5,179	200
Black & Decker Corp. (Ñ)	2,370	136
Blockbuster, Inc. Class A (Æ)(Ñ)	34,500	86
Blyth, Inc. (Ñ)	6,689	80
Books-A-Million, Inc. Class A (Ñ)	231	2
Brightpoint, Inc. (Æ)(Ñ)	9,574	70
Brink’s Co. (The)	1,271	83
Brown Shoe Co., Inc. (Ñ)	21,000	285
Build-A-Bear Workshop, Inc. Class A (Æ)(Ñ)	3,900	28
Callaway Golf Co. (Ñ)	861	10
Capella Education Co. (Æ)(Ñ)	3,920	234
Career Education Corp. (Æ)(Ñ)	9,981	146
CDI Corp. (Ñ)	2,100	53
Central European Distribution Corp. (Æ)	7,320	543
Central European Media Enterprises, Ltd. Class A (Æ)(Ñ)	4,327	392

Aggressive Equity Fund	11

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Charming Shoppes, Inc. (Æ)(Ñ)	2,417	11
Cheesecake Factory (The) (Æ)(Ñ)	8,908	142
Chemed Corp. (Ñ)	125	5
Churchill Downs, Inc. (Ñ)	5,000	174
Cinemark Holdings, Inc. (Ñ)	5,400	71
Cintas Corp.	3,869	103
CKE Restaurants, Inc. (Ñ)	23,900	298
Columbia Sportswear Co. (Ñ)	3,300	121
Convergys Corp. (Æ)(Ñ)	17,100	254
Corrections Corp. of America (Æ)	27,200	747
Cox Radio, Inc. Class A (Æ)(Ñ)	2,500	29
CRA International, Inc. (Æ)	411	15
Cross Country Healthcare, Inc. (Æ)	63	1
CSS Industries, Inc. (Ñ)	2,000	48
Deckers Outdoor Corp. (Æ)(Ñ)	1,188	165
DeVry, Inc. (Ñ)	11,043	592
Dollar Tree, Inc. (Æ)	7,500	245
DreamWorks Animation SKG, Inc. Class A (Æ)(Ñ)	4,763	142
Earthlink, Inc. (Æ)(Ñ)	39,600	343
Entercom Communications Corp. Class A (Ñ)	4,400	31
Ethan Allen Interiors, Inc. (Ñ)	2,223	55
Family Dollar Stores, Inc. (Ñ)	213	4
Finish Line Class A (Æ)(Ñ)	38,300	333
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	24,443	678
Foot Locker, Inc. (Ñ)	4,316	54
Fred’s, Inc. Class A (Ñ)	4,100	46
FTD Group, Inc. (Ñ)	17,976	240
Furniture Brands International, Inc. (Ñ)	43,968	587
GameStop Corp. Class A (Æ)(Ñ)	9,388	379
Geo Group, Inc. (The) (Æ)(Ñ)	15,518	349
Gray Television, Inc. (Ñ)	50,100	144
Group 1 Automotive, Inc. (Ñ)	3,600	72
Guess ?, Inc. (Ñ)	5,958	223
Harte-Hanks, Inc. (Ñ)	687	8
Hasbro, Inc. (Ñ)	15,220	544
Haverty Furniture Cos., Inc. (Ñ)	1,900	19
Heidrick & Struggles International, Inc. (Ñ)	3,761	104
Helen of Troy, Ltd. (Æ)(Ñ)	20,700	334
Hewitt Associates, Inc. Class A (Æ)	14,251	546
Hibbett Sports, Inc. (Æ)(Ñ)	1,713	36
Hooker Furniture Corp. (Ñ)	1,300	23
HOT Topic, Inc. (Æ)(Ñ)	8,300	45
Houston Wire & Cable Co. (Ñ)	1,057	21

	Principal Amount ($) or Shares	Market Value $
ICF International, Inc. (Æ)	5,900	98
Idearc, Inc. (Ñ)	38,300	90
IKON Office Solutions, Inc. (Ñ)	2,197	25
Infospace, Inc.	434	4
Insight Enterprises, Inc. (Æ)	6,800	80
International Speedway Corp. Class A	4,600	180
inVentiv Health, Inc. (Æ)(Ñ)	16,230	451
ITT Educational Services, Inc. (Æ)(Ñ)	9,402	777
Jo-Ann Stores, Inc. (Æ)(Ñ)	1,000	23
Journal Communications, Inc. Class A (Ñ)	8,000	39
Kelly Services, Inc. Class A (Ñ)	4,400	85
Kenneth Cole Productions, Inc. Class A (Ñ)	14,579	185
Kforce, Inc. (Æ)	400	3
La-Z-Boy, Inc. (Ñ)	7,000	54
Lakeland Industries, Inc. (Æ)	20,410	259
LECG Corp. (Æ)(Ñ)	102	1
Leggett & Platt, Inc. (Ñ)	44	1
LIN TV Corp. Class A (Æ)(Ñ)	5,600	33
Lithia Motors, Inc. Class A (Ñ)	3,500	17
Liz Claiborne, Inc. (Ñ)	12,300	174
LKQ Corp. (Æ)(Ñ)	20,435	369
LS Starrett Co.	4,234	100
Maidenform Brands, Inc. (Æ)(Ñ)	1,551	21
Manpower, Inc.	2,235	130
Marcus Corp. (Ñ)	1,700	25
MAXIMUS, Inc.	646	22
Media General, Inc. Class A (Ñ)	10,671	128
Men’s Wearhouse, Inc. (Ñ)	13,400	218
Meredith Corp. (Ñ)	3,082	87
Morton’s Restaurant Group, Inc. (Æ)(Ñ)	900	6
Movado Group, Inc. (Ñ)	4,500	89
MSC Industrial Direct Co. Class A (Ñ)	3,400	150
MWI Veterinary Supply, Inc. (Æ)(Ñ)	100	3
Navigant Consulting, Inc. (Æ)(Ñ)	11,466	224
Net 1 UEPS Technologies, Inc. (Æ)	2,901	70
New York & Co., Inc. (Æ)	4,800	44
Nu Skin Enterprises, Inc. Class A (Ñ)	4,300	64
NutriSystem, Inc. (Ñ)	3,101	44
O’Charleys, Inc. (Ñ)	14,999	151
Office Depot, Inc. (Æ)	27,300	299
On Assignment, Inc. (Æ)	18,700	150
Pantry, Inc. (The) (Æ)(Ñ)	4,400	47
Parlux Fragrances, Inc. (Æ)(Ñ)	83,738	419
PC Connection, Inc. (Æ)(Ñ)	2,800	26
Perry Ellis International, Inc. (Æ)(Ñ)	2,000	42

12	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Phillips-Van Heusen Corp.	4,261	156
Playboy Enterprises, Inc. Class B (Æ)(Ñ)	3,246	16
Pool Corp. (Ñ)	10,900	194
Prestige Brands Holdings, Inc. (Æ)(Ñ)	26,989	288
priceline.com, Inc. (Æ)(Ñ)	2,294	265
RadioShack Corp.	8,939	110
Red Lion Hotels Corp. (Æ)	18,380	146
Rent-A-Center, Inc. Class A (Æ)	9,678	199
Republic Services, Inc. Class A	16,978	504
Revlon, Inc. Class A (Æ)(Ñ)	11,100	9
Ross Stores, Inc. (Ñ)	10,299	366
Rush Enterprises, Inc. Class A (Æ)(Ñ)	6,412	77
Rush Enterprises, Inc. Class B (Æ)	122	1
Sally Beauty Holdings, Inc. (Æ)(Ñ)	241	2
Scholastic Corp. (Æ)(Ñ)	10,123	290
School Specialty, Inc. (Æ)(Ñ)	643	19
Sealy Corp. (Æ)(Ñ)	3,000	17
Sinclair Broadcast Group, Inc. Class A (Ñ)	30,900	235
Skechers U.S.A., Inc. Class A (Æ)	5,312	105
Sohu.com, Inc. (Æ)(Ñ)	719	51
Sonic Automotive, Inc. Class A (Ñ)	16,500	213
Speedway Motorsports, Inc. (Ñ)	2,500	51
Stanley Furniture Co., Inc. (Ñ)	1,200	13
Stein Mart, Inc. (Ñ)	3,700	17
Steven Madden, Ltd. (Æ)	1,200	22
Strayer Education, Inc. (Ñ)	1,200	251
Talbots, Inc. (Ñ)	6,458	75
Tech Data Corp. (Æ)(Ñ)	9,494	322
Tempur-Pedic International, Inc. (Ñ)	5,300	41
Toro Co. (Ñ)	548	18
Tractor Supply Co. (Æ)(Ñ)	1,785	52
True Religion Apparel, Inc. (Æ)(Ñ)	5,000	133
Tuesday Morning Corp. (Æ)	7,200	30
Tween Brands, Inc. (Æ)(Ñ)	3,283	54
Unifirst Corp. (Ñ)	800	36
United Online, Inc. (Ñ)	62,400	626
Urban Outfitters, Inc. (Æ)(Ñ)	26,110	814
VeriSign, Inc. (Æ)(Ñ)	13,199	499
Viad Corp. (Ñ)	100	3
Volt Information Sciences, Inc. (Æ)(Ñ)	2,200	26
Warnaco Group, Inc. (The) (Æ)(Ñ)	10,830	477
Warner Music Group Corp. (Ñ)	4	—
Waste Connections, Inc. (Æ)	13,574	433
Waste Services, Inc. (Æ)(Ñ)	102	1
Watson Wyatt Worldwide, Inc. Class A (Ñ)	11,245	595

	Principal Amount ($) or Shares	Market Value $
Weight Watchers International, Inc.	507	18
WESCO International, Inc. (Æ)(Ñ)	5,408	217
Wet Seal, Inc. (The) Class A (Æ)(Ñ)	53,100	253
WMS Industries, Inc. (Æ)(Ñ)	3,806	113
Wolverine World Wide, Inc. (Ñ)	12,700	339

		29,362

Consumer Staples - 2.1%
B&G Foods, Inc. Class A (Ñ)	7,740	72
Casey’s General Stores, Inc. (Ñ)	2,798	65
Chiquita Brands International, Inc. (Æ)(Ñ)	22,583	343
Church & Dwight Co., Inc. (Ñ)	3,074	173
Constellation Brands, Inc. Class A (Æ)(Ñ)	5,673	113
Del Monte Foods Co. (Ñ)	32,731	232
Diamond Foods, Inc. (Ñ)	4,469	103
Fresh Del Monte Produce, Inc. (Æ)(Ñ)	24,900	587
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	7,250	272
Hormel Foods Corp. (Ñ)	2,811	97
J&J Snack Foods Corp. (Ñ)	9,500	260
JM Smucker Co. (The)	654	27
Molson Coors Brewing Co. Class B (Ñ)	8,900	484
Monterey Gourmet Foods, Inc. (Æ)	125,695	254
Nash Finch Co. (Ñ)	1,194	41
NBTY, Inc. (Æ)	5,709	183
Pilgrim’s Pride Corp. (Ñ)	2,404	31
Ralcorp Holdings, Inc. (Æ)(Ñ)	78	4
Renesola, Ltd. - ADR (Æ)	9,700	168
Sadia SA - ADR (Æ)	5,400	115
Schweitzer-Mauduit International, Inc. (Ñ)	3,787	64
SUPERVALU, Inc. (Ñ)	2,450	76
Tootsie Roll Industries, Inc. (Ñ)	2,434	61
TreeHouse Foods, Inc. (Æ)	5,100	124
Weis Markets, Inc. (Ñ)	10,270	333

		4,282

Financial Services - 13.8%
Advance America Cash Advance Centers, Inc. (Ñ)	8,872	45
Advent Software, Inc. (Æ)(Ñ)	1,642	59
Affiliated Managers Group, Inc. (Æ)(Ñ)	5,032	453
Alexander’s, Inc. (Æ)(ö)(Ñ)	9	3
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	604	59
Alliance Data Systems Corp. (Æ)(Ñ)	8,720	493

Aggressive Equity Fund	13

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Allied Capital Corp. (Ñ)	18,070	251
Allied World Assurance Co. Holdings, Ltd.	5,400	214
AMB Property Corp. (ö)(Ñ)	978	49
American Campus Communities, Inc. (ö)	662	18
American Capital Agency Corp.	600	10
American Equity Investment Life Holding Co.	6,600	54
American Financial Group, Inc. (Ñ)	9,019	241
AmeriCredit Corp. (Æ)(Ñ)	24,000	207
Amerisafe, Inc. (Æ)	3,600	57
Amtrust Financial Services, Inc. (Ñ)	8,360	105
Anchor Bancorp Wisconsin, Inc. (Ñ)	2,500	18
Annaly Capital Management, Inc. (ö)	24,468	379
Anthracite Capital, Inc. (ö)(Ñ)	19,700	139
Anworth Mortgage Asset Corp. (ö)	55,600	362
Apartment Investment & Management Co. Class A (ö)(Ñ)	4,400	150
Arch Capital Group, Ltd. (Æ)	9,200	610
Arthur J Gallagher & Co. (Ñ)	8,500	205
Ashford Hospitality Trust, Inc. (ö)(Ñ)	23,700	109
Aspen Insurance Holdings, Ltd.	10,900	258
Asset Acceptance Capital Corp. (Ñ)	2,400	29
Assurant, Inc.	2,540	168
Asta Funding, Inc.	2,500	23
Astoria Financial Corp. (Ñ)	2,100	42
Axis Capital Holdings, Ltd.	5,500	164
Bancfirst Corp. (Ñ)	1,000	43
Banco Latinoamericano de Exportaciones SA Class E (Ñ)	4,800	78
Bancorp, Inc. (Æ)(Ñ)	4,617	35
Bancorpsouth, Inc. (Ñ)	10,221	179
Bank of Hawaii Corp. (Ñ)	6,367	304
Bank of the Ozarks, Inc. (Ñ)	2,183	32
Bankrate, Inc. (Æ)(Ñ)	4,970	194
Banner Corp. (Ñ)	1,300	12
BioMed Realty Trust, Inc. (ö)(Ñ)	8,413	206
BOK Financial Corp. (Ñ)	1,032	55
Boston Private Financial Holdings, Inc. (Ñ)	6,521	37
Brandywine Realty Trust (ö)	15,500	244
Broadridge Financial Solutions, Inc. (Ñ)	2,503	53
Calamos Asset Management, Inc. Class A (Ñ)	4,300	73
Capital City Bank Group, Inc. (Ñ)	600	13
CapitalSource, Inc. (ö)(Ñ)	4,194	46
Capitol Bancorp, Ltd. (Ñ)	2,600	23

	Principal Amount ($) or Shares	Market Value $
Capitol Federal Financial	175	7
CapLease, Inc. (ö)(Ñ)	4,100	31
Capstead Mortgage Corp. (ö)	20,200	219
Cash America International, Inc. (Ñ)	4,263	132
Castlepoint Holdings, Ltd. (Ñ)	2,100	19
Cathay General Bancorp (Ñ)	11,326	123
Cedar Shopping Centers, Inc. (ö)(Ñ)	4,900	57
Center Financial Corp. (Ñ)	1,510	13
City Bank (Ñ)	1,200	10
City Holding Co. (Ñ)	1,700	69
City National Corp. (Ñ)	3,700	156
CNA Surety Corp. (Æ)(Ñ)	5,340	67
Cohen & Steers, Inc.	724	19
Colonial BancGroup, Inc. (The) (Ñ)	32,900	145
Colonial Properties Trust (ö)(Ñ)	9,200	184
Columbia Banking System, Inc.	2,400	46
Commerce Bancshares, Inc. (Ñ)	2,186	87
Community Trust Bancorp, Inc. (Ñ)	1,000	26
Cowen Group, Inc. (Æ)(Ñ)	1,000	8
Cullen/Frost Bankers, Inc. (Ñ)	2,835	141
Cybersource Corp. (Æ)(Ñ)	16,450	275
Darwin Professional Underwriters, Inc. (Æ)(Ñ)	900	28
DCT Industrial Trust, Inc. (ö)(Ñ)	4,529	38
Delphi Financial Group, Inc. Class A (Ñ)	18,229	422
Deluxe Corp. (Ñ)	40,622	724
Digital Realty Trust, Inc. (ö)(Ñ)	4,053	166
Dime Community Bancshares (Ñ)	1,383	23
Discover Financial Services (Ñ)	6,300	83
EastGroup Properties, Inc. (ö)(Ñ)	2,100	90
Education Realty Trust, Inc. (ö)(Ñ)	4,700	55
Electro Rent Corp. (Ñ)	24,137	303
EMC Insurance Group, Inc. (Ñ)	900	22
Employers Holdings, Inc.	6,100	126
Encore Capital Group, Inc. (Æ)	1,700	15
Equity Lifestyle Properties, Inc. (ö)	370	16
Equity One, Inc. (ö)(Ñ)	4,818	99
Evercore Partners, Inc. Class A (Ñ)	17,500	166
Extra Space Storage, Inc. (ö)(Ñ)	12,800	197
Fair Isaac Corp. (Ñ)	4,744	99
FBL Financial Group, Inc. Class A	1,800	36
FCStone Group, Inc. (Æ)(Ñ)	229	6
Federated Investors, Inc. Class B	4,920	169
FelCor Lodging Trust, Inc. (ö)(Ñ)	15,600	164
First American Corp. (Ñ)	4,700	124
First Community Bancshares, Inc. (Ñ)	400	11
First Financial Bancorp (Ñ)	3,100	29
First Financial Bankshares, Inc. (Ñ)	1,700	78

14	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

First Place Financial Corp. (Ñ)	6,800	64
First Potomac Realty Trust (ö)(Ñ)	5,500	84
First State Bancorporation (Ñ)	3,600	20
Flagstar Bancorp, Inc.	1,400	4
Flushing Financial Corp. (Ñ)	13,400	254
Franklin Street Properties Corp. (ö)(Ñ)	17,450	221
GAMCO Investors, Inc. Class A (Ñ)	800	40
GFI Group, Inc. (Ñ)	6,595	59
Glimcher Realty Trust (ö)	5,800	65
Global Payments, Inc.	27	1
Gramercy Capital Corp. (ö)(Ñ)	460	5
Green Bankshares, Inc. (Ñ)	2,000	28
Greenhill & Co., Inc. (Ñ)	2,227	120
Hallmark Financial Services (Æ)(Ñ)	2,135	21
Hanmi Financial Corp. (Ñ)	8,230	43
Hanover Insurance Group, Inc. (The)	9,400	400
Harleysville Group, Inc. (Ñ)	2,000	68
HCC Insurance Holdings, Inc.	9,750	206
HCP, Inc. (ö)(Ñ)	3,054	97
Health Care REIT, Inc. (ö)(Ñ)	3,127	139
Heartland Payment Systems, Inc. (Ñ)	2,591	61
Hercules Technology Growth Capital, Inc. (Ñ)	34,600	309
Hersha Hospitality Trust (ö)	3,400	26
Home Bancshares, Inc. (Ñ)	700	16
Hospitality Properties Trust (ö)	11,000	269
HRPT Properties Trust (ö)	34,500	234
Hudson City Bancorp, Inc. (Ñ)	6,000	100
Huntington Bancshares, Inc.	29,600	171
Hypercom Corp. (Æ)	84,306	371
IBERIABANK Corp. (Ñ)	400	18
Independent Bank Corp. (Ñ)	2,300	9
Independent Bank Corp. (Ñ)	1,700	41
infoGROUP, Inc. (Ñ)	3,315	15
Inland Real Estate Corp. (ö)(Ñ)	6,400	92
Interactive Brokers Group, Inc. Class A (Æ)(Ñ)	2,650	85
Interactive Data Corp. (Ñ)	3,438	86
Intersections, Inc. (Æ)	27,069	296
Intervest Bancshares Corp. Class A (Ñ)	2,300	12
Invesco, Ltd.	12,603	302
Investment Technology Group, Inc. (Æ)	1,496	50
Investors Bancorp, Inc. (Æ)	16,200	212
Investors Real Estate Trust (ö)(Ñ)	3,600	34
IPC Holdings, Ltd. (Ñ)	16,000	425
Jack Henry & Associates, Inc. (Ñ)	3,229	70
Jefferies Group, Inc. (Ñ)	19,900	335
JER Investment Trust, Inc. (Æ)(Þ)	9,200	58

	Principal Amount ($) or Shares	Market Value $
Kayne Anderson Energy Development Co. (Ñ)	1,100	25
Kite Realty Group Trust (ö)(Ñ)	2,000	25
Knight Capital Group, Inc. Class A (Æ)(Ñ)	26,347	474
Kohlberg Capital Corp. (Ñ)	900	9
LaBranche & Co., Inc. (Æ)	15,600	110
Lakeland Bancorp, Inc. (Ñ)	767	9
LandAmerica Financial Group, Inc. Class A (Ñ)	11,600	257
LTC Properties, Inc. (ö)(Ñ)	4,235	108
Mack-Cali Realty Corp. (ö)	8,900	304
MainSource Financial Group, Inc. (Ñ)	5,100	79
Meadowbrook Insurance Group, Inc. (Ñ)	4,000	21
Medical Properties Trust, Inc. (ö)(Ñ)	12,685	128
MFA Mortgage Investments, Inc. (ö)(Ñ)	16,800	110
Midwest Banc Holdings, Inc. (Ñ)	12,988	63
MVC Capital, Inc.	1,000	14
Nara Bancorp, Inc. (Ñ)	3,822	41
Nasdaq OMX Group (The) (Æ)(Ñ)	4,941	131
National Interstate Corp.	227	4
National Penn Bancshares, Inc. (Ñ)	8,342	111
National Retail Properties, Inc. (ö)(Ñ)	11,904	249
Nationwide Health Properties, Inc. (ö)(Ñ)	485	15
Navigators Group, Inc. (Æ)(Ñ)	4,150	224
NBT Bancorp, Inc. (Ñ)	400	8
NewStar Financial, Inc. (Æ)(Ñ)	2,200	13
NorthStar Realty Finance Corp. (ö)(Ñ)	19,364	161
OceanFirst Financial Corp. (Ñ)	600	11
Old National Bancorp (Ñ)	8,008	114
Old Second Bancorp, Inc. (Ñ)	800	9
Omega Healthcare Investors, Inc. (ö)	1,541	26
OneBeacon Insurance Group, Ltd. Class A (Ñ)	3,500	61
optionsXpress Holdings, Inc. (Ñ)	4,352	97
Oriental Financial Group, Inc.	9,100	130
Oritani Financial Corp. (Æ)(Ñ)	1,282	21
Pacific Capital Bancorp NA (Ñ)	846	12
PacWest Bancorp (Ñ)	1,137	17
Parkway Properties, Inc. (ö)(Ñ)	3,400	115
Patriot Capital Funding, Inc. (Ñ)	1,400	9
Pennsylvania Real Estate Investment Trust (ö)(Ñ)	7,900	183
Permian Basin Royalty Trust (Ñ)	13,300	351
Philadelphia Consolidated Holding Co. (Æ)(Ñ)	5,349	182
Phoenix Cos., Inc. (The) (Ñ)	13,100	100

Aggressive Equity Fund	15

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Piper Jaffray Cos. (Æ)(Ñ)	11,010	323
Platinum Underwriters Holdings, Ltd.	9,000	293
PMA Capital Corp. Class A (Æ)(Ñ)	2,700	25
Post Properties, Inc. (ö)(Ñ)	3,214	96
Potlatch Corp. (ö)(Ñ)	9,667	436
Preferred Bank (Ñ)	1,050	5
Procentury Corp.	1,000	16
Prospect Capital Corp. (Ñ)	2,900	38
Prosperity Bancshares, Inc. (Ñ)	28	1
Protective Life Corp.	7,600	289
Provident Bankshares Corp. (Ñ)	8,000	51
Pzena Investment Management, Inc. (Ñ)	17,100	218
Ramco-Gershenson Properties Trust (ö)(Ñ)	2,800	58
Raymond James Financial, Inc. (Ñ)	2,412	64
Rayonier, Inc. (ö)	230	10
Reinsurance Group of America, Inc. (Ñ)	2,700	118
RenaissanceRe Holdings, Ltd. (Ñ)	6,700	299
S&T Bancorp, Inc. (Ñ)	70	2
S1 Corp. (Æ)	19,100	145
Safeco Corp.	2,245	151
Safety Insurance Group, Inc.	1,700	61
Sandy Spring Bancorp, Inc. (Ñ)	1,700	28
Santander BanCorp	1,900	20
SCBT Financial Corp. (Ñ)	608	17
SeaBright Insurance Holdings, Inc. (Æ)	1,700	25
SEI Investments Co.	6,206	146
Senior Housing Properties Trust (ö)(Ñ)	8,900	174
Simmons First National Corp. Class A (Ñ)	600	17
Southside Bancshares, Inc. (Ñ)	1,200	22
Southwest Bancorp, Inc. (Ñ)	2,000	23
StanCorp Financial Group, Inc. (Ñ)	7,685	361
Sterling Bancorp (Ñ)	6,800	81
Stifel Financial Corp. (Æ)(Ñ)	1,698	58
Sun Bancorp, Inc. (Æ)(Ñ)	1,575	16
Sunstone Hotel Investors, Inc. (ö)(Ñ)	10,500	174
SY Bancorp, Inc. (Ñ)	900	19
Tompkins Financial Corp. (Ñ)	600	22
TradeStation Group, Inc. (Æ)(Ñ)	2,471	25
Transatlantic Holdings, Inc. (Ñ)	1,600	90
Trico Bancshares (Ñ)	1,400	15
U-Store-It Trust (ö)(Ñ)	17,600	210
UDR, Inc. (ö)(Ñ)	5,800	130
Umpqua Holdings Corp. (Ñ)	10,800	131

	Principal Amount ($) or Shares	Market Value $
United America Indemnity, Ltd. Class A (Æ)(Ñ)	3,500	47
United Rentals, Inc. (Æ)(Ñ)	17,425	342
Universal American Corp. (Æ)(Ñ)	11,412	117
Urstadt Biddle Properties, Inc. Class A (ö)	1,000	15
Ventas, Inc. (ö)	3,973	169
ViewPoint Financial Group	11,400	168
Waddell & Reed Financial, Inc. Class A	1,700	60
Washington Federal, Inc. (Ñ)	7,176	130
Webster Financial Corp. (Ñ)	13,656	254
WesBanco, Inc. (Ñ)	2,200	38
West Coast Bancorp (Ñ)	2,500	22
Westfield Financial, Inc. (Ñ)	1,300	12
Whitney Holding Corp. (Ñ)	2,300	42
Wilmington Trust Corp. (Ñ)	509	13
Wilshire Bancorp, Inc. (Ñ)	3,400	29
Wintrust Financial Corp. (Ñ)	1,000	24
World Acceptance Corp. (Æ)(Ñ)	870	29
Zenith National Insurance Corp. (Ñ)	13,800	485
Zions Bancorporation (Ñ)	934	29

		28,019

Health Care - 9.6%
Adolor Corp. (Æ)(Ñ)	15,300	84
Affymetrix, Inc. (Æ)	18,510	190
Air Methods Corp. (Æ)(Ñ)	195	5
AMERIGROUP Corp. Class A (Æ)(Ñ)	7,500	156
Analogic Corp.	4,210	265
Ariad Pharmaceuticals, Inc. (Æ)(Ñ)	9,363	22
Arthrocare Corp. (Æ)(Ñ)	7,834	320
Bio-Rad Laboratories, Inc. Class A (Æ)	2,741	222
BioScrip, Inc. (Æ)	84,983	220
Candela Corp. (Æ)	108,629	253
Capital Senior Living Corp. (Æ)(Ñ)	7,820	59
Caraco Pharmaceutical Laboratories, Ltd. (Æ)(Ñ)	744	10
Centene Corp. (Æ)(Ñ)	15,159	254
Cephalon, Inc. (Æ)(Ñ)	2,072	138
Charles River Laboratories International, Inc. (Æ)(Ñ)	8,237	526
Chattem, Inc. (Æ)	662	43
Covance, Inc. (Æ)	4,120	354
Datascope Corp. (Ñ)	10,400	489
Dentsply International, Inc.	1,575	58
Depomed, Inc. (Æ)(Ñ)	2,767	9
Emergent Biosolutions, Inc. (Æ)(Ñ)	300	3

16	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Endo Pharmaceuticals Holdings, Inc. (Æ)(Ñ)	6,604	160
eResearchTechnology, Inc. (Æ)(Ñ)	25,445	444
Gen-Probe, Inc. (Æ)	6,165	293
Haemonetics Corp. (Æ)(Ñ)	7,231	401
Hanger Orthopedic Group, Inc. (Æ)	1,400	23
Harvard Bioscience, Inc. (Æ)(Ñ)	37,566	175
Health Net, Inc. (Æ)(Ñ)	2,584	62
HealthExtras, Inc. (Æ)	420	13
Healthsouth Corp. (Æ)	2,938	49
Healthspring, Inc. (Æ)(Ñ)	29,223	493
Healthways, Inc. (Æ)(Ñ)	2,537	75
Henry Schein, Inc. (Æ)(Ñ)	352	18
Hill-Rom Holdings, Inc. (Ñ)	5,187	140
HMS Holdings Corp. (Æ)(Ñ)	24,844	533
Hologic, Inc. (Æ)(Ñ)	34,869	760
Humana, Inc. (Æ)	4,700	187
Icon PLC - ADR (Æ)	8,157	616
ICU Medical, Inc. (Æ)(Ñ)	6	—
Illumina, Inc. (Æ)(Ñ)	18,156	1,582
Immucor, Inc. (Æ)	19,758	511
Intuitive Surgical, Inc. (Æ)	12	3
Invacare Corp. (Ñ)	7,920	162
Invitrogen Corp. (Æ)(Ñ)	6,200	243
Isis Pharmaceuticals, Inc. (Æ)(Ñ)	4,695	64
Kendle International, Inc. (Æ)(Ñ)	3,467	126
Kensey Nash Corp. (Æ)(Ñ)	4,119	132
Kindred Healthcare, Inc. (Æ)	7,786	224
Kinetic Concepts, Inc. (Æ)(Ñ)	2,906	116
King Pharmaceuticals, Inc. (Æ)(Ñ)	57,370	601
Luminex Corp. (Æ)(Ñ)	11,807	243
Magellan Health Services, Inc. (Æ)(Ñ)	3,537	131
Martek Biosciences Corp. (Æ)(Ñ)	1,547	52
Masimo Corp. (Æ)(Ñ)	15,480	532
Medcath Corp. (Æ)(Ñ)	31	1
Medical Action Industries, Inc. (Æ)(Ñ)	667	7
Medicis Pharmaceutical Corp. Class A (Ñ)	5,475	114
Meridian Bioscience, Inc. (Ñ)	8,500	229
Merit Medical Systems, Inc. (Æ)	11,627	171
Molina Healthcare, Inc. (Æ)(Ñ)	5,502	134
Natus Medical, Inc. (Æ)	10,870	228
NuVasive, Inc. (Æ)(Ñ)	9,562	427
OSI Pharmaceuticals, Inc. (Æ)(Ñ)	3,250	134
Owens & Minor, Inc. (Ñ)	3,300	151
Parexel International Corp. (Æ)	14,598	384
Patterson Cos., Inc. (Æ)(Ñ)	17,366	510
Pediatrix Medical Group, Inc. (Æ)	3,369	166
Perrigo Co. (Ñ)	13,596	432

	Principal Amount ($) or Shares	Market Value $
Pharmaceutical Product Development, Inc.	3,600	154
PharmaNet Development Group, Inc. (Æ)	2,250	35
Phase Forward, Inc. (Æ)(Ñ)	11,500	207
Psychiatric Solutions, Inc. (Æ)(Ñ)	14,631	554
RehabCare Group, Inc. (Æ)(Ñ)	4,300	69
Repligen Corp. (Æ)(Ñ)	396	2
Res-Care, Inc. (Æ)	3,300	59
Retractable Technologies, Inc. (Æ)	72,750	108
Sirona Dental Systems, Inc. (Æ)(Ñ)	4,437	115
Somanetics Corp. (Æ)	300	6
SonoSite, Inc. (Æ)(Ñ)	1,915	54
Stericycle, Inc. (Æ)	10,250	530
STERIS Corp. (Ñ)	5,400	155
SurModics, Inc. (Æ)(Ñ)	348	16
Symmetry Medical, Inc. (Æ)(Ñ)	2,455	40
Techne Corp. (Æ)(Ñ)	6,910	535
Universal Health Services, Inc. Class B (Ñ)	2,900	183
Viropharma, Inc. (Æ)(Ñ)	13,229	146
Watson Pharmaceuticals, Inc. Class B (Æ)(Ñ)	13,410	364
West Pharmaceutical Services, Inc. (Ñ)	7,000	303

		19,567

Integrated Oils - 0.1%
Vaalco Energy, Inc. (Æ)(Ñ)	28,200	239

Materials and Processing - 11.4%
Aceto Corp.	19,833	152
Airgas, Inc.	7,293	426
AK Steel Holding Corp. (Ñ)	4,481	309
AM Castle & Co. (Ñ)	3,625	104
Andersons, Inc. (The) (Ñ)	1,900	77
Apogee Enterprises, Inc. (Ñ)	378	6
Armstrong World Industries, Inc. (Ñ)	3,200	94
Ashland, Inc. (Ñ)	5,471	264
Barnes Group, Inc. (Ñ)	9,900	229
Beacon Roofing Supply, Inc. (Æ)	607	6
Buckeye Technologies, Inc. (Æ)(Ñ)	23,731	201
Cabot Corp. (Ñ)	23,820	579
Calgon Carbon Corp. (Æ)(Ñ)	4,173	65
Carpenter Technology Corp.	565	25
Celanese Corp. Class A (Ñ)	16,676	761
Ceradyne, Inc. (Æ)	5,500	189
CF Industries Holdings, Inc. (Ñ)	6,500	993
Chemtura Corp.	46,831	274
Chicago Bridge & Iron Co. NV	11,699	466

Aggressive Equity Fund	17

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cie Generale de Geophysique-Veritas -ADR (Æ)	3,151	149
Clean Harbors, Inc. (Æ)(Ñ)	2,067	147
Cleveland-Cliffs, Inc. (Ñ)	3,350	399
Coeur d’Alene Mines Corp. (Æ)(Ñ)	67,778	197
Comfort Systems USA, Inc. (Ñ)	9,800	132
Commercial Metals Co.	1,360	51
Corn Products International, Inc.	1,988	98
Cytec Industries, Inc.	4,800	262
Domtar Corp. (Æ)	33,000	180
DuPont Fabros Technology, Inc. (ö)(Ñ)	13,600	254
Dycom Industries, Inc. (Æ)(Ñ)	2,800	41
Eastman Chemical Co. (Ñ)	1,049	72
EMCOR Group, Inc. (Æ)	25,916	739
Encore Wire Corp. (Ñ)	4,600	97
Energy Conversion Devices, Inc. (Æ)	2,500	184
EnerSys (Æ)	5,500	188
Ennis, Inc. (Ñ)	5,900	92
Ferro Corp. (Ñ)	15,001	281
FMC Corp. (Ñ)	1,633	126
Gafisa SA - ADR (Ñ)	1,550	53
Gibraltar Industries, Inc. (Ñ)	19,300	308
Glatfelter (Ñ)	24,000	324
GrafTech International, Ltd. (Æ)(Ñ)	264	7
Granite Construction, Inc. (Ñ)	5,500	173
Haynes International, Inc. (Æ)(Ñ)	4,780	275
HB Fuller Co. (Ñ)	5,200	117
Hecla Mining Co. (Æ)(Ñ)	11	—
Hercules, Inc. (Ñ)	8,869	150
IAMGOLD Corp.	54,544	330
Innophos Holdings, Inc. (Ñ)	2,200	70
Innospec, Inc. (Ñ)	5,294	100
Insituform Technologies, Inc. Class A (Æ)(Ñ)	25,530	389
Insteel Industries, Inc.	1,000	18
Interface, Inc. Class A (Ñ)	1,660	21
Jacobs Engineering Group, Inc. (Æ)(Ñ)	7,000	565
Kaiser Aluminum Corp. (Ñ)	59	3
KBR, Inc.	24,484	855
Koppers Holdings, Inc. (Ñ)	2,607	109
LB Foster Co. Class A (Æ)(Ñ)	2,396	80
Lennox International, Inc. (Ñ)	4,024	117
LSB Industries, Inc. (Æ)	2,020	40
LSI Industries, Inc. (Ñ)	7,474	61
Lubrizol Corp. (Ñ)	5,131	238
Lundin Mining Corp. (Æ)	20,736	126
Lydall, Inc. (Æ)	35,775	449
McDermott International, Inc. (Æ)	16,943	1,049
MeadWestvaco Corp. (Ñ)	4,484	107

	Principal Amount ($) or Shares	Market Value $
Memry Corp. (Æ)	7,169	17
Mercer International, Inc. (Æ)(Ñ)	3,100	23
Myers Industries, Inc.	23,100	188
Nalco Holding Co.	7,727	163
Neenah Paper, Inc. (Ñ)	2,500	42
NewMarket Corp. (Ñ)	1,245	82
Olympic Steel, Inc. (Ñ)	3,433	261
OM Group, Inc. (Æ)(Ñ)	7,070	232
Owens Corning, Inc. (Æ)(Ñ)	6,743	153
Owens-Illinois, Inc. (Æ)(Ñ)	9,508	396
Penn Virginia GP Holdings, LP	209	7
Perini Corp. (Æ)(Ñ)	4,900	162
Precision Castparts Corp.	1,499	144
Quanta Services, Inc. (Æ)(Ñ)	11,235	374
Reliance Steel & Aluminum Co. (Ñ)	3,125	241
Resource Capital Corp. (ö)(Ñ)	2,800	20
Richmont Mines, Inc. (Æ)(Ñ)	3,994	12
Rockwood Holdings, Inc. (Æ)	529	18
Schnitzer Steel Industries, Inc. Class A (Ñ)	4,786	548
Scotts Miracle-Gro Co. (The) Class A	2,980	52
Shaw Group, Inc. (The) (Æ)(Ñ)	4,844	299
Sigma-Aldrich Corp. (Ñ)	5,700	307
Sims Group, Ltd. - ADR (Ñ)	18,878	753
Sonoco Products Co.	6,751	209
Spartech Corp.	6,400	60
St. Joe Co. (The) (Æ)(Ñ)	3,360	115
Standard Register Co. (The) (Ñ)	2,100	20
Steel Dynamics, Inc. (Ñ)	9,700	379
Superior Essex, Inc. (Æ)(Ñ)	4,000	179
Symyx Technologies (Æ)(Ñ)	52,800	369
Tejon Ranch Co. (Æ)	134	5
Temple-Inland, Inc. (Ñ)	48,300	544
Timken Co.	10,700	352
Tredegar Corp. (Ñ)	11,189	165
Universal Forest Products, Inc.	2,500	75
Universal Stainless & Alloy (Æ)(Ñ)	500	19
URS Corp. (Æ)	24,902	1,045
US Concrete, Inc. (Æ)(Ñ)	700	3
Valspar Corp.	788	15
WCA Waste Corp. (Æ)	24,871	158

		23,249

Miscellaneous - 0.9%
Carlisle Cos., Inc. (Ñ)	17,300	501
Castlepoint Holdings, Ltd. (Æ)(Þ)	30,900	281
Kaman Corp. Class A (Ñ)	10,900	248
Lancaster Colony Corp. (Ñ)	6,700	203

18	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Teleflex, Inc.	5,700	317
Walter Industries, Inc. Class A	2,317	252

		1,802

Other Energy - 12.9%
Allis-Chalmers Energy, Inc. (Æ)	3,876	69
Atlas America, Inc. (Ñ)	9,299	419
Atwood Oceanics, Inc. (Æ)	7,100	883
Berry Petroleum Co. Class A (Ñ)	9,166	540
Bois d’Arc Energy, Inc. (Æ)	12,208	297
Brigham Exploration Co. (Æ)(Ñ)	30,100	476
Bronco Drilling Co., Inc. (Æ)(Ñ)	22,820	419
Callon Petroleum Co. (Æ)(Ñ)	2,222	61
Cameron International Corp. (Æ)(Ñ)	4,420	245
Carrizo Oil & Gas, Inc. (Æ)(Ñ)	5,700	388
Cimarex Energy Co.	15,438	1,076
Clayton Williams Energy, Inc. (Æ)(Ñ)	640	70
Complete Production Services, Inc. (Æ)(Ñ)	6,309	230
Comstock Resources, Inc. (Æ)(Ñ)	771	65
Concho Resources, Inc. (Æ)	7,200	269
Continental Resources, Inc. (Æ)(Ñ)	11,739	814
Core Laboratories NV (Æ)(Ñ)	5,385	767
Delek US Holdings, Inc. (Ñ)	7,400	68
Denbury Resources, Inc. (Æ)	27,929	1,019
Dril-Quip, Inc. (Æ)	14,102	888
Encore Acquisition Co. (Æ)	1,934	145
Endeavour International Corp. (Æ)(Ñ)	10,249	22
Energy Partners, Ltd. (Æ)(Ñ)	8,014	120
EXCO Resources, Inc. (Æ)(Ñ)	21,968	811
Exterran Holdings, Inc. (Æ)(Ñ)	9,115	652
FMC Technologies, Inc. (Æ)(Ñ)	8,252	635
Forest Oil Corp. (Æ)(Ñ)	2,747	205
Foundation Coal Holdings, Inc. (Ñ)	2,366	210
Geokinetics, Inc. (Æ)(Ñ)	14,517	263
Global Industries, Ltd. (Æ)	1,344	24
GMX Resources, Inc. (Æ)(Ñ)	1,200	89
Gran Tierra Energy, Inc. (Æ)(Ñ)	8,690	69
Grey Wolf, Inc. (Æ)(Ñ)	77,355	698
Gulf Island Fabrication, Inc. (Ñ)	2,700	132
Helix Energy Solutions Group, Inc. (Æ)(Ñ)	9,144	381
Helmerich & Payne, Inc.	5,900	425
Hercules Offshore, Inc. (Æ)(Ñ)	7,024	267
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	19,167	1,083
Hugoton Royalty Trust (Ñ)	9,052	335
International Coal Group, Inc. (Æ)(Ñ)	23,531	307

	Principal Amount ($) or Shares	Market Value $
JA Solar Holdings Co., Ltd. - ADR (Æ)(Ñ)	10,650	179
Key Energy Services, Inc. (Æ)	3,339	65
Mariner Energy, Inc. (Æ)(Ñ)	21,059	779
Massey Energy Co.	2,975	279
McMoRan Exploration Co. (Æ)	2,036	56
Meridian Resource Corp. (Æ)(Ñ)	6,329	19
Newfield Exploration Co. (Æ)	3,680	240
Oceaneering International, Inc. (Æ)	11,437	881
Oil States International, Inc. (Æ)(Ñ)	3,300	209
Penn Virginia Corp.	3,802	287
PetroHawk Energy Corp. (Æ)(Ñ)	15,348	711
Petroquest Energy, Inc. (Æ)(Ñ)	19,130	515
Quicksilver Resources, Inc. (Æ)(Ñ)	2,700	104
Range Resources Corp.	3,650	239
Rosetta Resources, Inc. (Æ)(Ñ)	15,100	430
Rowan Cos., Inc. (Ñ)	8,808	412
Sabine Royalty Trust (Ñ)	2,200	150
St. Mary Land & Exploration Co. (Ñ)	6,100	394
Stone Energy Corp. (Æ)	12,500	824
Superior Energy Services, Inc. (Æ)(Ñ)	28,608	1,577
Swift Energy Co. (Æ)(Ñ)	2,700	178
Tesoro Corp. (Ñ)	2,211	44
Union Drilling, Inc. (Æ)(Ñ)	1,300	28
Unit Corp. (Æ)	15,079	1,251
W&T Offshore, Inc. (Ñ)	6,452	377

		26,164

Producer Durables - 8.3%
Actuant Corp. Class A (Ñ)	4,514	141
Aerovironment, Inc. (Æ)	2,000	54
AGCO Corp. (Æ)(Ñ)	12,194	639
Airvana, Inc. (Æ)(Ñ)	1,400	7
Alliant Techsystems, Inc. (Æ)(Ñ)	2,523	257
Ametek, Inc.	3,300	156
AO Smith Corp. (Ñ)	4,400	144
Argon ST, Inc. (Æ)	6,400	159
Arris Group, Inc. (Æ)	26	—
ATMI, Inc. (Æ)(Ñ)	746	21
AZZ, Inc. (Æ)	54	2
Baldor Electric Co. (Ñ)	3,500	122
BE Aerospace, Inc. (Æ)	2,600	61
Belden, Inc. (Ñ)	7,013	238
Bucyrus International, Inc. Class A	7,150	522
Canadian Solar, Inc. (Æ)(Ñ)	9,800	394
Cascade Corp. (Ñ)	2,100	89
Chart Industries, Inc. (Æ)(Ñ)	23,365	1,136
Cognex Corp. (Ñ)	2,097	48

Aggressive Equity Fund	19

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cohu, Inc. (Ñ)	9,400	138
CommScope, Inc. (Æ)(Ñ)	4,126	218
Covanta Holding Corp. (Æ)(Ñ)	1,484	40
Crane Co. (Ñ)	136	5
Credence Systems Corp. (Æ)(Ñ)	79,211	103
CTS Corp.	4,700	47
Darling International, Inc. (Æ)	11,000	182
Desarrolladora Homex SAB de CV - ADR (Æ)	900	53
Donaldson Co., Inc.	11,150	498
Dover Corp.	10,400	503
Ducommun, Inc. (Æ)	1,900	44
Electro Scientific Industries, Inc. (Æ)(Ñ)	31,105	441
EnergySolutions, Inc. (Ñ)	4,700	105
EnPro Industries, Inc. (Æ)	2,900	108
Esterline Technologies Corp. (Æ)	2,911	143
Federal Signal Corp. (Ñ)	10,000	120
Flowserve Corp.	6,988	955
Gardner Denver, Inc. (Æ)	5,600	318
Gehl Co. (Æ)(Ñ)	800	12
General Cable Corp. (Æ)(Ñ)	2,302	140
GenTek, Inc. (Æ)(Ñ)	762	20
Goodrich Corp.	6,688	317
Hardinge, Inc. (Ñ)	2,200	29
Herman Miller, Inc. (Ñ)	4,772	119
HNI Corp. (Ñ)	3,329	59
Hovnanian Enterprises, Inc. Class A (Æ)	9,589	53
Hubbell, Inc.	35	2
Hubbell, Inc. Class B (Ñ)	3,311	132
Itron, Inc. (Æ)(Ñ)	3,692	363
Joy Global, Inc.	14,495	1,099
Kennametal, Inc.	192	6
Kimball International, Inc. Class B (Ñ)	40,661	337
Lexmark International, Inc. Class A (Æ)(Ñ)	5,842	195
Lincoln Electric Holdings, Inc. (Ñ)	2,028	160
M/I Homes, Inc. (Ñ)	6,100	96
MasTec, Inc. (Æ)(Ñ)	4,200	45
MDC Holdings, Inc.	489	19
Molex, Inc. (Ñ)	7,700	188
Moog, Inc. Class A (Æ)(Ñ)	833	31
NVR, Inc. (Æ)(Ñ)	258	129
Orbital Sciences Corp. (Æ)(Ñ)	2,419	57
Park-Ohio Holdings Corp. (Æ)(Ñ)	1,100	16
Perceptron, Inc. (Æ)	40,269	352
Plantronics, Inc. (Ñ)	9,166	205

	Principal Amount ($) or Shares	Market Value $
Powerwave Technologies, Inc. (Æ)(Ñ)	17,000	72
Pulte Homes, Inc. (Ñ)	2,236	21
Ritchie Bros Auctioneers, Inc.	35,090	952
Robbins & Myers, Inc. (Ñ)	17,638	880
SBA Communications Corp. Class A (Æ)(Ñ)	12,678	457
Steelcase, Inc. Class A (Ñ)	17,216	173
Sun Hydraulics Corp.	1,900	61
Technitrol, Inc.	16,900	287
Tecumseh Products Co. Class A (Æ)(Ñ)	15,590	511
Thomas & Betts Corp. (Æ)(Ñ)	100	4
Ultratech, Inc. (Æ)(Ñ)	3,793	59
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	6,823	238
Waters Corp. (Æ)	7,476	482
Watts Water Technologies, Inc. Class A	72	2
Woodward Governor Co.	4,800	171
Zygo Corp. (Æ)(Ñ)	1,200	12

		16,774

Technology - 13.7%
3Com Corp. (Æ)(Ñ)	26,000	55
Adaptec, Inc. (Æ)(Ñ)	1,677	5
Adtran, Inc. (Ñ)	12,200	291
Affiliated Computer Services, Inc. Class A (Æ)	10,900	583
American Science & Engineering, Inc. (Ñ)	1,800	93
Amkor Technology, Inc. (Æ)(Ñ)	26,100	272
Amphenol Corp. lass A (Ñ)	21,658	972
Anadigics, Inc. (Æ)(Ñ)	20,800	205
Ansys, Inc. (Æ)(Ñ)	19,293	909
Arrow Electronics, Inc. (Æ)(Ñ)	5,450	167
AsiaInfo Holdings, Inc. (Æ)(Ñ)	1,845	22
AuthenTec, Inc. (Æ)	28,399	296
Avnet, Inc. (Æ)	8,800	240
Avocent Corp. (Æ)(Ñ)	1,225	23
Bel Fuse, Inc. lass B (Ñ)	700	17
Benchmark Electronics, Inc. (Æ)(Ñ)	24,600	402
BGC Partners, Inc. lass A (Æ)	11,800	89
Blackbaud, Inc. (Ñ)	5,522	118
Blackboard, Inc. (Æ)	9,190	351
BMC Software, Inc. (Æ)(Ñ)	6,456	232
Bookham, Inc. (Æ)	12,600	21
CACI International, Inc. lass A (Æ)	5,400	247
Cadence Design Systems, Inc. (Æ)(Ñ)	10,990	111
Captaris, Inc. (Æ)(Ñ)	1,168	5

20	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cavium Networks, Inc. (Æ)(Ñ)	20,574	432
Celestica, Inc. (Æ)(Ñ)	35,688	301
Ciber, Inc. (Æ)(Ñ)	16,200	101
Cognizant Technology Solutions Corp. Class A (Æ)(Ñ)	6,860	223
Compuware Corp. (Æ)(Ñ)	28,000	267
Comtech Telecommunications Corp. (Æ)(Ñ)	315	15
Comverse Technology, Inc. (Æ)(Ñ)	18,677	317
Conexant Systems, Inc. (Æ)	1,980	9
Constant Contact, Inc. (Æ)(Ñ)	5,550	105
Cray, Inc. (Æ)(Ñ)	9,026	42
CSG Systems International, Inc. (Æ)(Ñ)	6,089	67
Cubic Corp. (Ñ)	8,400	187
Daktronics, Inc.	144	3
Data Domain, Inc. (Æ)(Ñ)	9,450	220
Digi International, Inc. (Æ)(Ñ)	2,075	16
Digital River, Inc. (Æ)(Ñ)	4,001	154
Double-Take Software, Inc. (Æ)(Ñ)	2,750	38
DRS Technologies, Inc.	539	42
Extreme Networks (Æ)(Ñ)	16,200	46
F5 Networks, Inc. (Æ)(Ñ)	13,116	373
First Solar, Inc. (Æ)(Ñ)	2,835	773
Flextronics International, Ltd. (Æ)	32,010	301
Flir Systems, Inc. (Æ)(Ñ)	7,000	284
Foundry Networks, Inc. (Æ)	4,344	51
Harris Corp.	4,460	225
Hittite Microwave Corp. (Æ)(Ñ)	5,700	203
II-VI, Inc. (Æ)(Ñ)	124	4
Imation Corp. (Ñ)	9,854	226
Informatica Corp. (Æ)(Ñ)	18,540	279
Ingram Micro, Inc. Class A (Æ)	18,100	321
Integrated Device Technology, Inc. (Æ)	56,816	565
Integrated Silicon Solution, Inc. (Æ)	800	4
Interactive Intelligence, Inc. (Æ)(Ñ)	414	5
Intermec, Inc. (Æ)	7,859	166
International Rectifier Corp. (Æ)(Ñ)	11,775	226
Interwoven, Inc. (Æ)	15,300	184
ION Geophysical Corp. (Æ)(Ñ)	27	1
JDA Software Group, Inc. (Æ)	4,500	81
Kemet Corp. (Æ)(Ñ)	13,200	43
Mantech International Corp. Class A (Æ)(Ñ)	3,850	185
Marvell Technology Group, Ltd. (Æ)(Ñ)	20,485	362
MEMC Electronic Materials, Inc. (Æ)	3,550	218
Methode Electronics, Inc. (Ñ)	1,500	16
Micrel, Inc. (Ñ)	46,190	423
Micros Systems, Inc. (Æ)(Ñ)	37,233	1,135
Microsemi Corp. (Æ)(Ñ)	19,424	489

	Principal Amount ($) or Shares	Market Value $
MicroStrategy, Inc. lass A (Æ)(Ñ)	1,790	116
Monolithic Power Systems, Inc. (Æ)(Ñ)	13,400	290
NAM TAI Electronics, Inc.	28,100	368
National Semiconductor Corp.	6,697	138
NCR Corp. (Æ)	19,354	488
Ness Technologies, Inc. (Æ)	20,400	206
Netlogic Microsystems, Inc. (Æ)(Ñ)	14,960	497
Nice Systems, Ltd. - ADR (Æ)	34,863	1,031
Omniture, Inc. (Æ)(Ñ)	12,442	231
ON Semiconductor Corp. (Æ)(Ñ)	8,000	73
Oplink Communications, Inc. (Æ)(Ñ)	61	1
OSI Systems, Inc. (Æ)(Ñ)	12,417	266
Parametric Technology Corp. (Æ)	1,040	17
PerkinElmer, Inc. (Ñ)	30,598	852
Perot Systems Corp. Class A (Æ)	972	15
Power Integrations, Inc. (Æ)(Ñ)	10,700	338
QAD, Inc. (Ñ)	264	2
RealNetworks, Inc. (Æ)(Ñ)	21,500	142
SAIC, Inc. (Æ)(Ñ)	13,300	277
Salesforce.com, Inc. (Æ)(Ñ)	4,410	301
Sanmina-SCI Corp. (Æ)	90,700	116
Satyam Computer Services, Ltd. - ADR (Ñ)	9,070	222
Scansource, Inc. (Æ)(Ñ)	4,708	126
Secure Computing Corp. (Æ)(Ñ)	42	—
Silicon Image, Inc. (Æ)(Ñ)	10,280	75
Silicon Storage Technology, Inc. (Æ)(Ñ)	1,500	4
Skyworks Solutions, Inc. (Æ)(Ñ)	24,900	246
Solera Holdings, Inc. (Æ)	12,770	353
SonicWALL, Inc. (Æ)(Ñ)	16,300	105
Standard Microsystems Corp. (Æ)	824	22
STEC, Inc. (Æ)(Ñ)	8,267	85
Sybase, Inc. (Æ)(Ñ)	21,665	637
Synaptics, Inc. (Æ)(Ñ)	1,293	49
Syniverse Holdings, Inc. (Æ)	26,030	422
SYNNEX Corp. (Æ)(Ñ)	8,300	208
Synopsys, Inc. (Æ)(Ñ)	6,829	163
Tellabs, Inc. (Æ)(Ñ)	20,000	93
Tier Technologies, Inc. Class B (Æ)	42,990	344
Trimble Navigation, Ltd. (Æ)(Ñ)	10,048	359
TriQuint Semiconductor, Inc. (Æ)	70,716	429
TTM Technologies, Inc. (Æ)	15,277	202
Tyler Technologies, Inc. (Æ)(Ñ)	97	1
Verint Systems, Inc. (Æ)	7,211	169
Vignette Corp. (Æ)(Ñ)	8,424	101
Vishay Intertechnology, Inc. (Æ)	51,160	454
Vocus, Inc. (Æ)(Ñ)	22,110	711
Volterra Semiconductor Corp. (Æ)	11,800	204

Aggressive Equity Fund	21

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Western Digital Corp. (Æ)(Ñ)	4,350	150
White Electronic Designs Corp. (Æ)	94,514	434
Zebra Technologies Corp. Class A (Æ)	1,764	58
Zoran Corp. (Æ)(Ñ)	11,324	133

		27,778

Utilities - 4.5%
AGL Resources, Inc.	5,463	189
Alaska Communications Systems Group, Inc. (Ñ)	9,695	116
Alliant Energy Corp. (Ñ)	10,861	372
Atlantic Tele-Network, Inc. (Ñ)	1,600	44
Atmos Energy Corp. (Ñ)	17,855	492
Aventine Renewable Energy Holdings, Inc. (Æ)	6,800	30
Avista Corp. (Ñ)	19,900	427
California Water Service Group (Ñ)	2,100	69
CenturyTel, Inc. (Ñ)	25,550	909
Citizens Communications Co. (Ñ)	5,216	59
Cleco Corp. (Ñ)	26,105	609
El Paso Electric Co. (Æ)	209	4
Empire District Electric Co. (The)	187	4
Energen Corp.	6,733	525
Great Plains Energy, Inc. (Ñ)	11,750	297
Idacorp, Inc. (Ñ)	20,270	586
Iowa Telecommunications Services, Inc. (Ñ)	8,828	156
Laclede Group, Inc. (The) (Ñ)	3,500	141
MDU Resources Group, Inc.	10,786	376
MGE Energy, Inc. (Ñ)	300	10
New Jersey Resources Corp. (Ñ)	6,750	220
NII Holdings, Inc. (Æ)	4,700	223
NTELOS Holdings Corp. (Ñ)	4,706	119
OGE Energy Corp.	6,059	192
Oneok, Inc.	5,300	259
Pepco Holdings, Inc.	8,100	208
Pike Electric Corp. (Æ)(Ñ)	761	13
Portland General Electric Co.	4,900	110
Premiere Global Services, Inc. (Æ)	11,100	162
RCN Corp. (Æ)(Ñ)	500	5
SCANA Corp. (Ñ)	4,481	166
Southern Union Co.	5,561	150
Southwest Gas Corp.	25,644	762
Southwest Water Co. (Ñ)	2,500	25
Suburban Propane Partners, LP (Ñ)	3,100	119
SureWest Communications (Ñ)	1,200	10

	Principal Amount ($) or Shares	Market Value $
Telephone & Data Systems, Inc. (Ñ)	2,464	117
UGI Corp.	26,700	767
USA Mobility, Inc. (Æ)(Ñ)	3,600	27

		9,069

Total Common Stocks
(cost $191,323)		193,923

Short-Term Investments - 4.0%
Russell Investment Company Money Market Fund	7,078,000	7,078
United States Treasury Bills (ž)(§)
1.915% due 09/18/08	1,000	995

Total Short-Term Investments
(cost $8,074)		8,073

Other Securities - 43.0%
State Street Securities Lending Quality Trust (×)	87,191,950	87,192

Total Other Securities
(cost $87,192)		87,192

Total Investments - 142.5%
(identified cost $286,589)		289,188

Other Assets and Liabilities, Net - (42.5%)		(86,277)

Net Assets - 100.0%		202,911

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

22	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME) expiration date 09/08 (128)	USD	8,854	(318)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			(318)

Presentation of Portfolio Holdings — June 30, 2008 (Unaudited)

Portfolio Summary	% of Net Assets

Auto and Transportation	3.7
Consumer Discretionary	14.5
Consumer Staples	2.1
Financial Services	13.8
Health Care	9.6
Integrated Oils	0.1
Materials and Processing	11.4
Miscellaneous	0.9
Other Energy	12.9
Producer Durables	8.3
Technology	13.7
Utilities	4.5
Short-Term Investments	4.0
Other Securities	43.0

Total Investments	142.5
Other Assets and Liabilities, Net	(42.5)

100.0

Futures Contracts	(0.2)

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund	23

Russell Investment Funds

Non-U.S. Fund

Shareholder Expense Example — June 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2008	$1,000.00	$1,000.00
Ending Account Value
June 30, 2008	$886.40	$1,019.14
Expenses Paid During Period*	$5.39	$5.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

24	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 88.8%
Australia - 2.1%
Adelaide Brighton, Ltd.	12,275	44
AGL Energy, Ltd.	1,793	25
Allco Finance Group, Ltd. (Æ)	15,541	6
AMP, Ltd.	17,790	114
Ansell, Ltd. - GDR	20,647	183
Austereo Group, Ltd.	4,341	6
Australand Property Group (ö)	13,244	15
Australia & New Zealand Banking Group, Ltd.	15,910	285
AXA Asia Pacific Holdings, Ltd.	19,165	86
BHP Billiton, Ltd.	28,572	1,197
BlueScope Steel, Ltd.	19,509	212
Boart Longyear Group	779	2
Caltex Australia, Ltd.	1,463	18
CFS Retail Property Trust (ö)	5,738	10
Challenger Financial Services Group, Ltd.	52,252	95
Coca-Cola Amatil, Ltd.	7,934	53
Commonwealth Bank of Australia	3,447	133
Consolidated Media Holdings, Ltd.	2,975	9
Crown, Ltd.	1,670	15
CSL, Ltd.	40,935	1,401
CSR, Ltd.	20,744	49
DB RREEF Trust (ö)	28,562	38
Fairfax Media, Ltd.	21,119	59
Fortescue Metals Group, Ltd. (Æ)	6,326	72
Goodman Fielder, Ltd.	73,205	99
Goodman Group (ö)	7,452	22
GPT Group (ö)	13,500	29
Harvey Norman Holdings, Ltd.	19,429	58
ING Industrial Fund (ö)	1,357	2
Lend Lease Corp., Ltd.	4,402	40
Lion Nathan, Ltd.	1,457	12
Macquarie Infrastructure Group	11,085	25
Macquarie Office Trust (ö)	10,185	8
Mirvac Group (ö)	6,629	19
Mount Gibson Iron, Ltd. (Æ)	2,364	7
National Australia Bank, Ltd.	32,416	823
Newcrest Mining, Ltd.	2,485	70
Orica, Ltd.	1,615	45
Origin Energy, Ltd.	4,962	77
Oxiana, Ltd. (Æ)	5,849	15
Pacific Brands, Ltd.	9,174	16
PaperlinX, Ltd.	52,265	86
Qantas Airways, Ltd.	61,933	180
QBE Insurance Group, Ltd.	21,037	452

	Principal Amount ($) or Shares	Market Value $
Rio Tinto, Ltd. (Ñ)	1,892	246
Santos, Ltd.	15,043	309
Sons of Gwalia, Ltd. (Æ)(Ñ)(ß)	8,400	—
SP Ausnet	17,146	17
Stockland (ö)	10,830	56
Suncorp-Metway, Ltd.	12,909	161
TABCORP Holdings, Ltd.	11,985	113
Telstra Corp., Ltd.	16,703	68
Wesfarmers, Ltd.	596	21
Westfield Group (ö)	13,233	207
Westpac Banking Corp.	13,091	251
Woodside Petroleum, Ltd.	2,648	171
Woolworths, Ltd.	17,785	417

		8,249

Austria - 0.5%
Erste Bank der Oesterreichischen Sparkassen AG	32,183	2,003

Belgium - 0.5%
Colruyt SA	436	115
D’ieteren SA	138	38
Fortis	10,340	165
Hansen Transmissions International NV (Æ)	193,827	1,038
InBev NV	2,117	147
KBC Groep NV (Æ)	1,267	141
Nationale A Portefeuille (Æ)	427	32
Solvay SA (Ñ)	333	44
Umicore (Æ)	3,616	179

		1,899

Bermuda - 0.9%
Benfield Group, Ltd.	201,769	983
Catlin Group, Ltd.	6,532	46
Esprit Holdings, Ltd.	8,752	91
Giordano International, Ltd.	47,474	19
Great Eagle Holdings, Ltd.	4,000	12
Guoco Group, Ltd.	2,000	20
Hiscox, Ltd.	39,790	165
Jardine Matheson Holdings, Ltd.	1,190	37
Jardine Strategic Holdings, Ltd.	500	8
Li & Fung, Ltd.	214,000	645
Midland Holdings, Ltd.	17,333	11
Orient Overseas International, Ltd.	5,300	26
Pacific Basin Shipping, Ltd.	37,000	53
Seadrill, Ltd.	30,100	920
Shangri-La Asia, Ltd.	2,000	5

Non-U.S. Fund	25

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Vostok Gas, Ltd.	2,278	214
VTech Holdings, Ltd.	8,133	49

		3,304

Brazil - 0.4%
Cia Vale do Rio Doce - ADR (Æ)	7,900	283
Petroleo Brasileiro SA - ADR	4,800	340
Unibanco - Uniao de Bancos Brasileiros SA - GDR (Æ)	5,670	720

		1,343

Canada - 1.6%
Cameco Corp.	4,300	184
Canadian National Railway Co.	23,120	1,112
Potash Corp. of Saskatchewan	12,500	2,857
Research In Motion, Ltd. (Æ)	16,900	1,976

		6,129

Cayman Islands - 0.4%
Hutchison Telecommunications International, Ltd.	9,457	14
LDK Solar Co., Ltd. - ADR (Æ)(Ñ)	43,800	1,659

		1,673

Czech Republic - 0.2%
Komercni Banka AS	3,174	739

Denmark - 1.5%
A P Moller - Maersk A/S (Æ)	2	24
Carlsberg A/S Class B (Ñ)	15,260	1,474
D/S Norden A/S (Æ)	1,825	197
East Asiatic Co., Ltd. A/S (Æ)	2,925	203
Novo Nordisk A/S Series B Class B	8,450	553
Vestas Wind Systems A/S (Æ)	26,100	3,416

		5,867

Egypt - 0.3%
Orascom Telecom Holding SAE - GDR	16,600	1,062

Finland - 1.2%
Fortum OYJ	19,667	999
Konecranes OYJ	1,282	53
Nokia OYJ	127,482	3,109
OKO Bank PLC Class A	1,182	21
Oriola-KD OYJ	3,400	14
Outotec OYJ	4,374	279

		4,475

	Principal Amount ($) or Shares	Market Value $
France - 11.8%
Air Liquide (Ñ)	14,617	1,930
Alcatel-Lucent - ADR (Æ)(Ñ)	125,840	760
Alstom (Ñ)	6,428	1,484
Arkema	4,547	257
AXA SA	86,372	2,565
BNP Paribas	24,713	2,239
Bouygues	274	18
Carrefour SA	24,860	1,408
Casino Guichard Perrachon SA (Ñ)	1,650	187
Christian Dior SA	1,328	137
Cie de Saint-Gobain	2,004	125
CNP Assurances	1,149	130
Credit Agricole SA (Ñ)	4,635	95
Electricite de France	1,253	119
Eramet (Æ)	333	331
France Telecom SA	23,203	684
Gaz de France SA (Ñ)	32,578	2,094
L’Oreal SA	10,667	1,161
Lafarge SA	452	69
Legrand SA (Ñ)	49,659	1,252
LVMH Moet Hennessy Louis Vuitton SA	41,932	4,396
Nexans SA (Æ)	532	66
NicOx SA (Ñ)	204	3
Pernod-Ricard SA (Ñ)	15,634	1,606
Rallye SA	1,254	74
Rhodia SA (Æ)	3,202	59
Sanofi-Aventis SA (Ñ)	26,933	1,799
Schneider Electric SA (Ñ)	28,220	3,048
Societe BIC SA (Ñ)	318	17
Societe Generale (Ñ)	16,168	1,407
Sodexho Alliance SA (Æ)	8,598	565
Suez SA	29,416	2,003
Suez SA (Æ)	1,228	—
Teleperformance - GDR (Æ)	1,666	61
Thales SA	8,498	484
Total SA	86,903	7,416
UBISOFT Entertainment (Æ)	3,502	307
Unibail-Rodamco (ö)	123	28
Vallourec	3,429	1,203
Vivendi	110,434	4,190

		45,777

Germany - 9.5%
Adidas AG (Æ)	6,699	423
Allianz SE	17,428	3,070
Arcandor AG (Æ)(Ñ)	127,884	1,486

26	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Arques Industries AG (Ñ)	4,161	38
BASF SE	17,996	1,242
Bayer AG	37,028	3,117
Bayerische Motoren Werke AG	23,240	1,118
Commerzbank AG (Æ)(Ñ)	46,628	1,383
Daimler AG	6,980	432
Deutsche Bank AG	2,813	243
Deutsche Boerse AG	11,861	1,339
Deutsche Telekom AG	60,041	983
E.ON AG	16,656	3,361
Epcos AG	5,832	96
Freenet AG (Ñ)	4,991	92
GEA Group AG (Æ)	1,212	43
Gildemeister AG (Æ)(Ñ)	5,335	151
Hannover Rueckversicherung AG (Æ)	4,708	232
Infineon Technologies AG (Æ)	47,302	412
K+S AG (Æ)	4,300	2,480
KUKA AG (Æ)(Ñ)	1,974	64
Lanxess AG	8,150	335
Linde AG (Ñ)	22,970	3,230
MAN AG (Æ)	908	101
Merck KGAA	24,878	3,537
Metro AG	24,289	1,550
Muenchener Rueckversicherungs AG	2,472	433
Roth & Rau AG (Æ)	413	90
RWE AG	2,458	310
Salzgitter AG	1,269	233
SAP AG	20,900	1,094
Siemens AG	11,136	1,236
Suedzucker AG (Ñ)	5,973	108
Symrise AG	49,417	1,074
ThyssenKrupp AG	1,244	78
Tognum AG	5,730	154
Volkswagen AG (Ñ)	1,259	363
Vossloh AG	607	79
Wacker Chemie AG (Æ)	4,768	997
Wincor Nixdorf AG	338	23
Wirecard AG (Æ)	1,570	20

		36,850

Hong Kong - 0.5%
Bank of East Asia, Ltd.	3,400	18
BOC Hong Kong Holdings, Ltd.	50,000	132
Cheung Kong Holdings, Ltd.	50,640	683
CLP Holdings, Ltd.	11,000	94
Fubon Bank Hong Kong, Ltd.	8,000	7
Hang Lung Group, Ltd.	12,763	57
Hang Lung Properties, Ltd. - ADR	8,780	28

	Principal Amount ($) or Shares	Market Value $
Hang Seng Bank, Ltd.	5,600	118
Henderson Land Development Co., Ltd.	7,000	44
Hong Kong & China Gas Co.	10,182	24
Hong Kong Exchanges and Clearing, Ltd.	4,654	68
Hong Kong & Shanghai Hotels (The) (Æ)	1,500	2
Hong Kong Electric Holdings	13,500	81
Hopewell Holdings	12,000	43
Hutchison Whampoa, Ltd.	17,000	171
Hysan Development Co., Ltd.	17,000	47
Link REIT (The) (ö)	12,500	28
Minmetals Resources, Ltd.	40,000	14
MTR Corp.	8,500	27
New World Development, Ltd.	12,000	24
PCCW, Ltd.	14,000	9
Sun Hung Kai Properties, Ltd.	9,667	131
Swire Pacific, Ltd.	9,000	92
Television Broadcasts, Ltd.	4,000	23
Wharf Holdings, Ltd.	16,000	67
Wheelock & Co., Ltd.	19,205	52
Wing Hang Bank, Ltd.	2,500	33

		2,117

India - 0.3%
Infosys Technologies, Ltd. - ADR (Ñ)	17,600	765
Satyam Computer Services, Ltd. - ADR (Ñ)	20,550	504

		1,269

Indonesia - 0.0%
Telekomunikasi Indonesia Tbk PT - ADR	1,750	56

Ireland - 0.8%
Elan Corp. PLC - ADR (Æ)(Ñ)	60,100	2,137
Ryanair Holdings PLC - ADR (Æ)(Ñ)	38,932	1,116

		3,253

Israel - 0.2%
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	20,000	916

Italy - 2.6%
A2A SpA (Æ)(Ñ)	11,195	41
Alleanza Assicurazioni SpA	93,388	1,014
Ansaldo STS SpA	68,608	1,032

Non-U.S. Fund	27

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Arnoldo Mondadori Editore SpA (Æ)(Ñ)	105,444	620
Assicurazioni Generali SpA	2,865	110
Banca Italease SpA (Æ)	16,985	162
Danieli SpA	2,115	50
Enel SpA	50,589	481
ENI SpA	73,649	2,748
Fiat SpA (Æ)(Ñ)	5,343	88
Fondiaria-Sai SpA	1,743	58
Intesa Sanpaolo SpA	209,908	1,199
Mediaset SpA (Ñ)	5,955	39
Milano Assicurazioni SpA (Æ)	1,241	6
Parmalat Finanziaria SpA (Ñ)(ß)	12,500	—
Prysmian SpA	6,605	167
Saipem SpA (Æ)	4,801	226
Telecom Italia SpA	870,781	1,412
Terna Rete Elettrica Nazionale SpA	37,856	160
UniCredit SpA	72,651	445
Unione di Banche Italiane SCPA	1,315	31

		10,089

Japan - 16.6%
77 Bank, Ltd. (The)	16,000	101
Aeon Credit Service Co., Ltd.	44,700	560
Aisin Seiki Co., Ltd.	2,800	92
Alfresa Holdings Corp.	1,500	107
Alpine Electronics, Inc.	5,000	53
Alps Electric Co., Ltd.	8,800	91
Aoyama Trading Co., Ltd.	1,900	35
Asahi Kasei Corp.	27,000	141
Astellas Pharma, Inc.	6,000	254
Bank of Yokohama, Ltd. (The)	134,366	929
Bridgestone Corp. (Ñ)	52,400	801
Calsonic Kansei Corp.	8,000	32
Canon Marketing Japan, Inc. (Ñ)	4,200	74
Canon, Inc. (Ñ)	84,000	4,319
Central Glass Co., Ltd.	22,000	90
Chuo Mitsui Trust Holdings, Inc.	13,000	77
Circle K Sunkus Co., Ltd.	3,600	63
COMSYS Holdings Corp.	21,000	185
Dai Nippon Printing Co., Ltd.	13,000	192
Daiei, Inc. (The) (Æ)(Ñ)	7,400	46
Daiichi Sankyo Co., Ltd.	2,800	77
Daishi Bank, Ltd. (The)	7,000	31
Daiwa Securities Group, Inc.	68,950	634
Denki Kagaku Kogyo K K	12,000	45
Denso Corp.	3,000	103
Eisai Co., Ltd.	1,900	67

	Principal Amount ($) or Shares	Market Value $
Elpida Memory, Inc. (Æ)	17,500	560
Exedy Corp.	2,600	68
Ezaki Glico Co., Ltd. (Ñ)	2,000	23
FamilyMart Co., Ltd.	8,600	352
Fanuc, Ltd.	13,100	1,279
FCC Co., Ltd.	2,300	35
Fuji Fire & Marine Insurance Co., Ltd. (The)	32,000	85
Fuji Television Network, Inc.	554	835
FUJIFILM Holdings Corp.	4,800	165
Fujitsu, Ltd.	13,000	97
Funai Electric Co., Ltd.	2,900	74
Glory, Ltd.	4,600	108
H2O Retailing Corp. (Ñ)	13,000	90
Hachijuni Bank, Ltd. (The)	25,000	162
Higo Bank, Ltd. (The)	10,000	60
Hino Motors, Ltd. (Ñ)	28,000	174
Hirose Electric Co., Ltd. (Ñ)	8,000	803
Hitachi Cable, Ltd. (Æ)(Ñ)	8,000	30
Hitachi Capital Corp.	2,300	37
Hitachi High-Technologies Corp. (Æ)	2,600	60
Hitachi Kokusai Electric, Inc. (Ñ)	16,000	143
Hitachi Transport System, Ltd.	3,700	47
Hitachi, Ltd.	17,000	123
Hokkaido Electric Power Co., Inc.	3,000	61
Hokkoku Bank, Ltd. (The)	12,000	47
Honda Motor Co., Ltd. (Ñ)	8,000	272
Hoya Corp.	66,200	1,531
Inpex Holdings, Inc.	181	2,284
ITOCHU Corp.	16,000	170
Itoham Foods, Inc.	11,000	54
Iyo Bank, Ltd. (The) (Ñ)	2,000	23
Japan Aviation Electronics Industry, Ltd. (Ñ)	6,000	53
Japan Tobacco, Inc.	13	55
JFE Holdings, Inc.	3,400	171
JFE Shoji Holdings, Inc.	31,000	233
JGC Corp.	11,000	217
Joyo Bank, Ltd. (The) (Ñ)	266,940	1,297
JTEKT Corp.	3,000	48
Juki Corp. Class A (Ñ)	22,000	63
Kagoshima Bank, Ltd. (The)	15,000	114
Kaneka Corp. (Æ)	4,000	27
Kao Corp.	103,000	2,701
Kawasaki Kisen Kaisha, Ltd.	5,000	47
Kayaba Industry Co., Ltd. (Ñ)	8,000	35
KDDI Corp.	18	111
Keihin Corp.	7,600	115

28	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Keiyo Bank, Ltd. (The)	9,000	54
Keyence Corp. (Æ)	2,066	492
Kintetsu World Express, Inc.	4,200	107
Kobe Steel, Ltd.	68,000	195
Komatsu, Ltd.	28,300	789
Komori Corp.	3,000	55
Kose Corp.	60,140	1,342
Kyocera Corp. (Ñ)	1,100	104
Kyoei Steel, Ltd. (Ñ)	2,200	42
Kyowa Exeo Corp. (Æ)	4,000	37
Lintec Corp. (Ñ)	2,900	50
Makino Milling Machine Co., Ltd. (Ñ)	5,000	32
Marubeni Corp.	12,000	100
Matsushita Electric Industrial Co., Ltd.	18,000	388
Matsushita Electric Works, Ltd.	7,000	71
Mazda Motor Corp.	16,000	83
Meiji Dairies Corp. (Ñ)	15,000	77
MID Reit, Inc. (ö)(Ñ)	180	587
Millea Holdings, Inc.	5,800	226
Mitsubishi Corp.	8,100	267
Mitsubishi Electric Corp.	13,000	140
Mitsubishi Estate Co., Ltd. (Ñ)	8,000	183
Mitsubishi Materials Corp.	19,000	81
Mitsubishi UFJ Financial Group, Inc.	100,630	892
Mitsui & Co., Ltd.	4,000	88
Mitsui Fudosan Co., Ltd.	7,000	150
Mitsui Mining & Smelting Co., Ltd.	30,000	88
Mitsui OSK Lines, Ltd.	9,000	128
Mitsui Sumitomo Insurance Group Holdings, Inc. (Æ)	51,600	1,779
Mitsui-Soko Co., Ltd. (Ñ)	114,560	551
Mizuho Financial Group, Inc.	264	1,233
Musashino Bank, Ltd. (The)	800	32
Nachi-Fujikoshi Corp.	11,000	43
NEC Corp.	20,000	105
NEC Electronics Corp. (Æ)(Ñ)	5,100	127
New City Residence Investment Corp. (ö)	94	191
Nichirei Corp.	35,000	180
Nintendo Co., Ltd.	5,000	2,821
Nippon Commercial Investment Corp. (ö)	131	370
Nippon Express Co., Ltd.	42,000	201
Nippon Kayaku Co., Ltd. (Ñ)	18,000	112
Nippon Konpo Unyu Soko Co., Ltd.	7,000	89
Nippon Mining Holdings, Inc.	16,500	103
Nippon Oil Corp.	43,000	289

	Principal Amount ($) or Shares	Market Value $
Nippon Residential Investment Corp. (ö)	117	352
Nippon Seiki Co., Ltd. (Ñ)	2,000	27
Nippon Steel Corp.	26,000	141
Nippon Telegraph & Telephone Corp.	27	132
Nippon Yusen KK	10,000	96
Nipponkoa Insurance Co., Ltd.	239,490	2,077
Nissan Chemical Industries, Ltd.	6,000	74
Nissan Shatai Co., Ltd.	15,000	117
Nisshin Seifun Group, Inc. (Ñ)	5,000	63
Nissin Kogyo Co., Ltd.	6,300	96
Nomura Holdings, Inc.	92,620	1,372
Nomura Research Institute, Ltd. (Æ)	45,306	1,062
NTN Corp.	12,000	80
NTT DoCoMo, Inc.	35	51
Okinawa Electric Power Co., Inc. (The)	600	30
Omron Corp.	37,000	794
Onward Holdings Co., Ltd. (Ñ)	5,000	53
ORIX Corp.	890	127
Osaka Gas Co., Ltd.	11,000	40
QP Corp.	10,000	88
Resona Holdings, Inc. (Ñ)	41	63
Ricoh Co., Ltd.	97,000	1,750
Rohm Co., Ltd.	1,400	81
San-In Godo Bank, Ltd. (The)	3,000	26
Sankyo Co., Ltd.	2,700	176
Seino Holdings Corp.	6,000	37
Seven & I Holdings Co., Ltd.	38,760	1,106
Shiga Bank, Ltd. (The) (Ñ)	6,000	40
Shima Seiki Manufacturing, Ltd. - GDR (Ñ)	1,200	33
Shimano, Inc. (Ñ)	600	30
Shin-Etsu Chemical Co., Ltd.	28,200	1,748
Shinwa Kaiun Kaisha, Ltd.	9,000	49
Showa Shell Sekiyu KK	14,300	157
SMC Corp.	13,748	1,506
Sompo Japan Insurance, Inc.	3,000	28
Sony Corp.	13,700	599
Stanley Electric Co., Ltd.	1,000	24
Star Micronics Co., Ltd.	3,400	54
Sugi Pharmacy Co., Ltd. - GDR	43,899	1,145
Sumco Corp. (Ñ)	480	11
Sumitomo Bakelite Co., Ltd. (Ñ)	198,250	1,081
Sumitomo Corp.	9,400	124
Sumitomo Heavy Industries, Ltd.	13,000	88
Sumitomo Metal Industries, Ltd.	16,000	70
Sumitomo Metal Mining Co., Ltd.	3,000	46

Non-U.S. Fund	29

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sumitomo Mitsui Financial Group, Inc. (Ñ)	22	166
Sumitomo Realty & Development Co., Ltd.	2,000	40
Sumitomo Trust & Banking Co., Ltd. (The)	198,033	1,384
Suzuken Co., Ltd.	3,100	114
Suzuki Motor Corp. (Ñ)	35,760	845
Takeda Pharmaceutical Co., Ltd.	3,400	173
Takefuji Corp. (Ñ)	3,260	45
TDK Corp.	2,500	150
Teijin, Ltd. (Ñ)	16,000	55
THK Co., Ltd.	35,120	681
Toagosei Co., Ltd. (Æ)	12,000	44
Toho Pharmaceutical Co., Ltd. (Ñ)	7,590	146
Tokai Rika Co., Ltd. (Æ)	1,800	37
Tokai Rubber Industries, Inc.	8,400	108
Tokyo Electric Power Co., Inc. (The)	6,400	165
Tokyo Gas Co., Ltd.	117,000	472
Tokyo Steel Manufacturing Co., Ltd.	7,800	90
Tokyu Land Corp.	8,000	45
Toppan Printing Co., Ltd.	16,000	176
Toshiba Machine Co., Ltd.	16,000	109
Toshiba TEC Corp.	27,000	169
Toyo Engineering Corp. Class A (Ñ)	23,000	148
Toyo Ink Manufacturing Co., Ltd.	5,000	17
Toyo Suisan Kaisha, Ltd.	14,000	316
Toyota Auto Body Co., Ltd.	5,800	108
Toyota Motor Corp.	14,100	665
United Urban Investment Corp. (ö)(Ñ)	80	360
Urban Corp. (Ñ)	6,700	20
USS Co., Ltd.	1,130	75
West Japan Railway Co.	17	83
Yamaha Corp.	8,400	162
Yamaha Motor Co., Ltd. (Ñ)	4,800	90
Yamato Holdings Co., Ltd.	29,000	405
Yamato Kogyo Co., Ltd. - GDR	2,400	114

		64,133

Luxembourg - 0.3%
ArcelorMittal	8,765	867
Millicom International Cellular SA (Æ)	600	62
Oriflame Cosmetics SA (Æ)	2,950	190

		1,119

Malaysia - 0.1%
Sime Darby Berhad	86,417	245

	Principal Amount ($) or Shares	Market Value $
Mauritius - 0.0%
Golden Agri-Resources, Ltd.	77,176	51

Mexico - 0.4%
America Movil SAB de CV Series L	14,300	754
Grupo Modelo SAB de CV	124,300	625

		1,379

Netherlands - 3.9%
Akzo Nobel NV	15,454	1,062
ASML Holding NV (Ñ)	30,548	753
Gemalto NV (Æ)	1,728	63
Heineken NV	96,641	4,933
ING Groep NV	30,673	978
Koninklijke Ahold NV	37,548	505
Koninklijke Philips Electronics NV	21,432	729
OCE NV	4,987	291
OCE NV (Ñ)	9,438	116
Rodamco Europe NV (ö)	817	107
Royal KPN NV	11,491	197
SNS Reaal	5,355	104
TNT NV	62,860	2,150
Unilever NV	62,045	1,761
Wereldhave NV (Æ)(ö)	170	18
Wolters Kluwer NV (Ñ)	62,450	1,459

		15,226

Netherlands Antilles - 0.0%
Hunter Douglas NV	1,358	82

Norway - 0.6%
Renewable Energy Corp. AS (Æ)	47,050	1,220
StatoilHydro ASA	29,402	1,096

		2,316

Papua New Guinea - 0.0%
Oil Search, Ltd.	5,123	33

Portugal - 0.2%
Energias de Portugal SA	148,542	775

Russia - 0.2%
Gazprom OAO - ADR	8,400	487
Vimpel-Communications - ADR	12,700	377

		864

30	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Singapore - 0.8%
Allgreen Properties, Ltd.	36,950	27
Ascendas Real Estate Investment Trust (ö)	4,000	7
CapitaCommercial Trust (ö)	4,000	6
CapitaLand, Ltd.	4,343	18
CapitaMall Trust (ö)	5,643	12
China Aviation Oil Singapore Corp., Ltd. (Æ)	6,000	7
Creative Technology, Ltd.	3,600	16
DBS Group Holdings, Ltd.	48,000	665
Haw Par Corp., Ltd.	5,000	24
Indofood Agri Resources, Ltd. (Æ)	9,552	18
Jardine Cycle & Carriage, Ltd.	3,800	48
Keppel Corp., Ltd.	14,555	119
NatSteel, Ltd.	1,656	2
Neptune Orient Lines, Ltd.	25,038	59
Oversea-Chinese Banking Corp.	14,000	84
Pacific Century Regional Developments, Ltd.	61,000	16
SembCorp Industries, Ltd.	10,880	33
Singapore Airlines, Ltd.	2,970	32
Singapore Petroleum Co., Ltd.	14,312	69
Singapore Telecommunications, Ltd.	650,000	1,730
United Overseas Bank, Ltd.	5,572	76
United Overseas Land, Ltd. (Æ)	6,000	15

		3,083

South Africa - 0.3%
Gold Fields, Ltd. - ADR (Ñ)	57,760	731
MTN Group, Ltd.	35,230	560

		1,291

South Korea - 0.8%
Kookmin Bank - ADR	11,560	676
Samsung Electronics Co., Ltd.	4,007	2,394

		3,070

Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA	27,983	536
Banco Santander SA	50,240	923
Bankinter SA	1,275	15
Enagas	8,237	233
Gamesa Corp. Tecnologica SA	16,890	830
Gas Natural SDG SA	4,754	277
Grifols SA	3,659	117
Iberdrola Renovables (Æ)	154,501	1,197
Iberdrola SA	22,195	297

	Principal Amount ($) or Shares	Market Value $
Red Electrica de Espana	888	58
Repsol YPF SA	5,271	208
Tecnicas Reunidas SA	1,571	132
Telefonica SA	50,624	1,345
Vertice Trescientos Sesenta Grados (Æ)	4,020	8

		6,176

Sweden - 1.0%
Alfa Laval AB	4,400	69
D Carnegie & Co. AB (Ñ)	3,700	49
Hennes & Mauritz AB Series B Class B (Æ)(Ñ)	3,075	167
Investor AB Class B (Æ)	800	17
Kinnevik Investment AB (Æ)	1,600	30
NCC AB	1,900	29
Nordea Bank AB	52,465	724
Peab AB	2,000	14
Scania AB Class B (Æ)(Ñ)	27,600	378
Skanska AB Series B Class B (Æ)	7,800	112
SKF AB Class B (Ñ)	4,600	72
Tele2 AB Series B Class B (Ñ)	13,900	272
Telefonaktiebolaget LM Ericsson Series B Class B	156,866	1,636
TeliaSonera AB (Ñ)	8,500	63
Volvo AB Class B (Æ)	12,800	157

		3,789

Switzerland - 7.7%
ABB, Ltd.	13,965	397
Actelion, Ltd. (Ñ)	12,826	687
Baloise Holding AG	837	88
BKW FMB Energie AG (Æ)	255	35
Bucher Industries AG (Æ)	104	28
Compagnie Financiere Richemont SA Class A	771	43
Credit Suisse Group	7,176	330
Givaudan SA	2,220	1,984
Helvetia Holding AG	532	207
Julius Baer Holding AG	49,365	3,334
Nestle SA	226,930	10,254
Novartis AG	30,986	1,706
Roche Holding AG	32,206	5,801
Swatch Group AG Class B (Æ)(Ñ)	1,037	259
Swiss Life Holding	1,356	362
Swiss Reinsurance	19,019	1,267
Syngenta AG	2,433	791
UBS AG	99,093	2,080
Zurich Financial Services AG	678	174

		29,827

Non-U.S. Fund	31

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Taiwan - 0.5%
High Tech Computer Corp.	42,000	941
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Ñ)	81,340	887

		1,828

Thailand - 0.1%
Bangkok Bank PCL	140,900	506

United Kingdom - 17.5%
3i Group PLC	94,999	1,561
Anglo American PLC	13,343	937
Antofagasta PLC	1,661	22
ARM Holdings PLC	928,840	1,577
AstraZeneca PLC	9,984	426
Atkins WS PLC	10,939	233
Autonomy Corp. PLC (Æ)	77,800	1,405
Aviva PLC	7,461	74
BAE Systems PLC	160,215	1,412
BG Group PLC	24,467	637
BHP Billiton PLC	43,800	1,675
BP PLC - ADR	23,720	1,650
BP PLC	126,893	1,474
Brit Insurance Holdings PLC	48,810	170
British Airways PLC	239,340	1,026
British American Tobacco PLC	5,055	175
British Energy Group PLC	7,486	106
British Land Co. PLC (ö)	3,265	46
BT Group PLC	80,134	319
Burberry Group PLC	73,000	659
Cadbury PLC	170,601	2,149
Carphone Warehouse Group PLC	268,985	1,060
Centrica PLC	69,030	427
Charter PLC	1,899	33
Close Brothers Group PLC	26,169	288
Compass Group PLC	62,129	470
CSR PLC (Æ)	20,628	110
Davis Service Group PLC	10,334	92
Dawnay Day Treveria PLC	586,180	489
De La Rue PLC	6,261	111
Diageo PLC	255,650	4,705
Drax Group PLC (Æ)	19,636	289
easyJet PLC (Æ)	248,654	1,336
Eurasian Natural Resources Corp. (Æ)	33,295	884
Experian Group, Ltd.	218,071	1,623
Friends Provident PLC (Æ)	8,085	17
GlaxoSmithKline PLC	219,218	4,860
Hays PLC (Æ)	65,267	118

	Principal Amount ($) or Shares	Market Value $
HBOS PLC	62,326	343
Home Retail Group PLC	55,502	241
HSBC Holdings PLC	89,584	1,384
IG Group Holdings PLC	36,784	242
Kesa Electricals PLC	48,962	154
Kingfisher PLC	222,493	498
Ladbrokes PLC	156,345	800
Land Securities Group PLC (ö)	4,629	114
Legal & General Group PLC	34,646	69
Lloyds TSB Group PLC	32,425	201
Man Group PLC	182,820	2,272
Michael Page International PLC	193,709	902
Murata Manufacturing Co., Ltd.	4,602	89
National Grid PLC	36,961	486
Old Mutual PLC	92,244	171
Petrofac, Ltd.	17,172	253
Reckitt Benckiser Group PLC	70,966	3,597
Reed Elsevier PLC	3,794	44
Regus Group PLC	101,211	163
Rio Tinto PLC	6,772	811
Royal Bank of Scotland Group PLC	36,058	154
Royal Dutch Shell PLC Class A	82	3,385
Royal Dutch Shell PLC Class B	29,389	1,183
SABMiller PLC	6,207	142
Scottish & Southern Energy PLC	33,029	923
Shire, Ltd.	2,264	37
Smiths Group PLC	73,017	1,580
Spectris PLC	4,162	59
Stagecoach Group PLC	1,292	7
Standard Chartered PLC	20,456	583
Tesco PLC	106,021	780
Thomson Reuters PLC (Æ)	1,376	37
Tullett Prebon PLC	20,391	175
Unilever PLC	36,455	1,038
United Business Media PLC	12,462	135
Vodafone Group PLC	437,768	1,301
Vodafone Group PLC - ADR	71,630	2,110
WH Smith PLC	5,303	39
William Hill PLC	197,407	1,259
WM Morrison Supermarkets PLC	134,434	713
WPP Group PLC	422,306	4,073
Xstrata PLC	7,260	582

		67,774

United States - 0.9%
Dr Pepper Snapple Group, Inc. (Æ)(Ñ)	13,874	291
NYSE Euronext Class A	855	43

32	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Philip Morris International, Inc.	8,900	440
Synthes, Inc.	18,277	2,519

		3,293

Total Common Stocks
(cost $340,956)		343,930

Preferred Stocks - 0.4%
Germany - 0.4%
Fresenius SE (Æ)	769	66
Henkel KGaA	36,107	1,439
RWE AG (Æ)	1,316	133
Volkswagen AG	115	17

Total Preferred Stocks
(cost $2,077)		1,655

	Notional Amount

Options Purchased - 0.2%
(Number of Contracts)
Switzerland - 0.2%
Swiss Market Index Futures Sep 2008 7,273.83 Put (74)	CHF	740	575

Total Options Purchased
(cost $357)			575

	Principal Amount ($) or Shares	Market Value $
Warrants & Rights - 0.0%
Untied Kingdom - 0.0%
HBOS PLC (Æ)	24,939	5

Total Warrants & Rights
(cost $—)		5

Short-Term Investments - 8.7%
United States - 8.7%
Russell Investment Company Money Market Fund	31,527,000	31,527
United States Treasury Bills (ž)(§) 1.920% due 09/18/08	2,200	2,190

Total Short-Term Investments
(cost $33,718)		33,717

Other Securities - 7.9%
State Street Securities Lending Quality Trust (×)	30,431,052	30,431

Total Other Securities
(cost $30,431)		30,431

Total Investments - 106.0%
(identified cost $407,539)		410,313

Other Assets and Liabilities, Net - (6.0%)		(23,102)

Net Assets - 100.0%		387,211

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	33

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index (Netherlands) expiration date 07/08 (55)	EUR	4,687	(540)
CAC-40 Index (France) expiration date 07/08 (65)	EUR	2,889	(186)
DAX Index (Germany) expiration date 09/08 (14)	EUR	2,268	(220)
EUR STOXX 50 Index (EMU) expiration date 09/08 (119)	EUR	4,022	(275)
FTSE-100 Index (UK) expiration date 09/08 (132)	GBP	7,455	(507)
Hang Seng Index (Hong Kong) expiration date 07/08 (27)	HKD	29,862	(100)
MIB-30 (Italy) expiration date 09/08 (9)	EUR	1,335	(111)
MSCI Singapore Index expiration date 07/08 (3)	SGD	215	(3)
TOPIX Index (Japan) expiration date 09/08 (99)	JPY	1,305,315	(665)

Short Positions
DAX Index (Germany) expiration date 09/08 (12)	EUR	1,944	186
IBEX Plus 35 Index (Spain) expiration date 07/08 (12)	EUR	1,434	151
OMX Stockholm 30 Index (Sweden) expiration date 07/08 (133)	SEK	11,471	203
SPI 200 Index (Australia) expiration date 09/08 (45)	AUD	5,842	231

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			(1,836)

Options Written (Number of Contracts)	Notional Amount		Market Value $
Switzerland
Swiss Market Index Futures
Sep 2008 7,273.83 Call (74)	CHF	740	(362)

Total Liability for Options Written (premiums received $357)			(362)

See accompanying notes which are an integral part of the financial statements.

34	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counter Party	Notional Amount		Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $

MSCI Denmark Local Net Total Return Index	Merrill Lynch	DKK	469	1 Month EUR LIBOR Minus 0.10%	09/17/08	4
MSCI Denmark Local Net Total Return Index	Merrill Lynch	DKK	5,673	1 Month EUR LIBOR Minus 0.82%	09/17/08	55
MSCI Denmark Local Net Total Return Index	Merrill Lynch	DKK	479	1 Month EUR LIBOR	09/17/08	151

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts						210

Industry Diversification	% of Net Assets	Market Value $

Auto and Transportation	4.1	15,870
Consumer Discretionary	9.0	34,825
Consumer Staples	11.4	43,968
Financial Services	15.9	61,419
Health Care	7.1	27,514
Information Technology	0.6	2,190
Integrated Oils	5.2	20,137
Materials and Processing	10.7	41,490
Miscellaneous	1.3	5,202
Other Energy	1.4	5,403
Producer Durables	8.8	34,232
Technology	5.3	20,658
Utilities	8.4	32,677
Options Purchased	0.2	575
Warrants & Rights	—	5
Short-Term Investments	8.7	33,717
Other Securities	7.9	30,431

Total Investments	106.0	410,313
Other Assets and Liabilities, Net	(6.0)	(23,102)

Net Assets	100.0	387,211

Geographic Diversification	% of Net Assets	Market Value $

Africa	0.3	1,342
Asia	5.3	20,456
Europe	44.7	173,274
Japan	16.6	64,133
Latin America	2.0	7,699
Middle East	0.5	1,978
Other Regions	11.2	43,221
United Kingdom	17.5	67,779
Other Securities	7.9	30,431

Total Investments	106.0	410,313
Other Assets and Liabilities, Net	(6.0)	(23,102)

Net Assets	100.0	387,211

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	35

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	374	CHF	381	07/03/08	—
USD	2,872	CHF	2,988	09/17/08	55
USD	38	DKK	179	07/01/08	—
USD	2	DKK	9	07/02/08	—
USD	8	DKK	37	09/17/08	—
USD	16	EUR	10	07/01/08	—
USD	218	EUR	138	07/01/08	—
USD	25	EUR	16	07/02/08	—
USD	80	EUR	51	07/02/08	—
USD	66	EUR	42	07/03/08	—
USD	8	EUR	5	09/17/08	—
USD	77	EUR	50	09/17/08	1
USD	154	EUR	100	09/17/08	2
USD	540	EUR	350	09/17/08	9
USD	618	EUR	400	09/17/08	9
USD	764	EUR	500	09/17/08	20
USD	784	EUR	500	09/17/08	—
USD	1,005	EUR	650	09/17/08	15
USD	1,492	EUR	961	09/17/08	16
USD	1,534	EUR	989	09/17/08	16
USD	4,483	EUR	2,900	09/17/08	64
USD	14,355	EUR	9,300	09/17/08	230
USD	16,304	EUR	10,550	09/17/08	241
USD	19	GBP	10	07/01/08	—
USD	376	GBP	189	07/01/08	1
USD	58	GBP	29	07/02/08	—
USD	102	GBP	51	07/02/08	—
USD	81	GBP	41	07/03/08	—
USD	768	GBP	392	09/05/08	9
USD	881	GBP	450	09/05/08	11
USD	1,362	GBP	696	09/05/08	17
USD	291	GBP	150	09/17/08	6
USD	293	GBP	150	09/17/08	4
USD	387	GBP	200	09/17/08	9
USD	391	GBP	200	09/17/08	4
USD	395	GBP	200	09/17/08	1
USD	875	GBP	450	09/17/08	16
USD	1,041	GBP	531	09/17/08	11
USD	1,051	GBP	537	09/17/08	11
USD	1,439	GBP	740	09/17/08	26
USD	2,346	GBP	1,201	09/17/08	32
USD	8,548	GBP	4,400	09/17/08	165
USD	9,329	GBP	4,800	09/17/08	176
USD	23	HKD	183	09/17/08	—
USD	169	HKD	1,319	09/17/08	—
USD	4	JPY	390	07/01/08	—
USD	12	JPY	1,178	07/01/08	(1)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	433	JPY	46,018	07/01/08	1
USD	165	JPY	17,484	07/02/08	—
USD	186	JPY	20,000	09/17/08	3
USD	372	JPY	40,000	09/17/08	6
USD	376	JPY	40,000	09/17/08	2
USD	466	JPY	50,000	09/17/08	7
USD	469	JPY	50,000	09/17/08	4
USD	557	JPY	60,000	09/17/08	10
USD	706	JPY	75,000	09/17/08	3
USD	752	JPY	80,000	09/17/08	4
USD	845	JPY	90,000	09/17/08	6
USD	1,058	JPY	110,000	09/17/08	(18)
USD	2,118	JPY	225,000	09/17/08	10
USD	2,997	JPY	322,132	09/17/08	50
USD	3,063	JPY	325,000	09/17/08	11
USD	4,710	JPY	500,000	09/17/08	19
USD	5,408	JPY	575,000	09/17/08	30
USD	14,042	NOK	73,277	09/17/08	234
USD	16	SEK	100	09/17/08	—
USD	103	SEK	623	09/17/08	—
USD	138	SEK	841	09/17/08	1
USD	1	SGD	2	07/01/08	—
USD	1	SGD	1	09/17/08	—
USD	29	SGD	40	09/17/08	—
AUD	78	USD	75	07/01/08	—
AUD	176	USD	166	09/17/08	(1)
AUD	2,238	USD	2,083	09/17/08	(39)
CHF	266	USD	260	07/01/08	—
CHF	107	USD	103	09/17/08	(2)
CHF	345	USD	333	09/17/08	(5)
CHF	603	USD	583	09/17/08	(8)
DKK	9	USD	2	07/01/08	—
DKK	3,442	USD	712	09/17/08	(11)
EUR	15	USD	23	07/01/08	(1)
EUR	29	USD	46	07/01/08	—
EUR	51	USD	81	07/01/08	—
EUR	219	USD	345	07/01/08	—
EUR	626	USD	986	07/01/08	1
EUR	34	USD	53	07/02/08	—
EUR	104	USD	164	07/02/08	—
EUR	286	USD	451	07/02/08	1
EUR	100	USD	154	09/17/08	(3)
EUR	100	USD	155	09/17/08	(2)
EUR	100	USD	157	09/17/08	—
EUR	100	USD	154	09/17/08	(3)
EUR	150	USD	235	09/17/08	—
EUR	300	USD	467	09/17/08	(4)

See accompanying notes which are an integral part of the financial statements.

36	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
EUR	400	USD	619	09/17/08	(9)
EUR	400	USD	618	09/17/08	(10)
EUR	400	USD	617	09/17/08	(10)
EUR	600	USD	922	09/17/08	(19)
EUR	1,300	USD	2,008	09/17/08	(30)
EUR	2,300	USD	3,551	09/17/08	(56)
EUR	5,472	USD	8,444	09/17/08	(137)
EUR	9,750	USD	15,077	09/17/08	(212)
GBP	57	USD	114	07/01/08	—
GBP	75	USD	149	07/01/08	(1)
GBP	18	USD	35	07/02/08	—
GBP	13	USD	25	07/03/08	—
GBP	769	USD	1,502	09/05/08	(22)
GBP	769	USD	1,502	09/05/08	(22)
GBP	50	USD	97	09/17/08	(2)
GBP	100	USD	196	09/17/08	(2)
GBP	100	USD	194	09/17/08	(4)
GBP	100	USD	196	09/17/08	(2)
GBP	150	USD	293	09/17/08	(4)
GBP	150	USD	291	09/17/08	(6)
GBP	150	USD	294	09/17/08	(3)
GBP	250	USD	486	09/17/08	(9)
GBP	300	USD	583	09/17/08	(11)
GBP	700	USD	1,358	09/17/08	(28)
GBP	2,405	USD	4,671	09/17/08	(90)
GBP	3,350	USD	6,510	09/17/08	(123)
HKD	149	USD	19	07/01/08	—
JPY	9,590	USD	89	07/01/08	(1)
JPY	25,078	USD	236	07/02/08	—
JPY	21,359	USD	201	07/03/08	—
JPY	10,000	USD	94	09/17/08	—
JPY	14,903	USD	139	09/17/08	(2)
JPY	20,000	USD	191	09/17/08	2
JPY	30,000	USD	279	09/17/08	(5)
JPY	40,000	USD	375	09/17/08	(3)
JPY	50,000	USD	466	09/17/08	(7)
JPY	60,000	USD	562	09/17/08	(5)
JPY	80,000	USD	766	09/17/08	9
JPY	170,000	USD	1,596	09/17/08	(12)
JPY	416,901	USD	3,901	09/17/08	(42)
JPY	755,000	USD	7,113	09/17/08	(27)
NOK	200	USD	40	07/01/08	—
NOK	2,436	USD	468	09/17/08	(6)
NOK	2,478	USD	477	09/17/08	(6)
SEK	13	USD	4	07/01/08	1
SEK	15,377	USD	2,539	09/17/08	(4)
SGD	1,171	USD	855	09/17/08	(9)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
ZAR	1,122	USD	140	07/01/08	(4)
ZAR	1,223	USD	156	07/02/08	(1)

					548

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	37

Russell Investment Funds

Non-U.S. Fund

Presentation of Portfolio Holdings — June 30, 2008 (Unaudited)

Categories	% of Net Assets

Australia	2.1
Austria	0.5
Belgium	0.5
Bermuda	0.9
Brazil	0.4
Canada	1.6
Cayman Islands	0.4
Czech Republic	0.2
Denmark	1.5
Egypt	0.3
Finland	1.2
France	11.8
Germany	9.5
Hong Kong	0.5
India	0.3
Indonesia	—	*
Ireland	0.8
Israel	0.2
Italy	2.6
Japan	16.6
Luxembourg	0.3
Malaysia	0.1
Mauritius	—	*
Mexico	0.4
Netherlands	3.9
Netherlands Antilles	—	*
Norway	0.6
Papua New Guinea	—	*
Portugal	0.2
Russia	0.2
Singapore	0.8
South Africa	0.3
South Korea	0.8
Spain	1.6
Sweden	1.0
Switzerland	7.7
Taiwan	0.5
Thailand	0.1
United Kingdom	17.5
United States	0.9
Preferred Stocks	0.4
Options Purchased	0.2
Warrants & Rights	—	*

Categories	% of Net Assets

Short-Term Investments	8.7
Other Securities	7.9

Total Investments	106.0
Other Assets and Liabilities Net	(6.0)

100.0

Futures Contracts	(0.5)
Options Written	(0.1)
Foreign Currency Exchange Contracts	0.1
Index Swap Contracts	0.1

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

38	Non-U.S. Fund

Russell Investment Funds

Real Estate Securities Fund

Shareholder Expense Example — June 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2008	$1,000.00	$1,000.00
Ending Account Value
June 30, 2008	$967.40	$1,020.29
Expenses Paid During Period*	$4.50	$4.62

*	Expenses are equal to the Fund’s annualized expense ratio of 0.92% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Real Estate Securities Fund	39

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.9%
Apartments - 14.5%
American Campus Communities, Inc. (ö)(Ñ)	86,452	2,407
Apartment Investment & Management Co. Class A (ö)(Ñ)	81,602	2,779
AvalonBay Communities, Inc. (ö)(Ñ)	192,784	17,189
Boardwalk Real Estate Investment Trust (ö)	11,022	412
BRE Properties, Inc. Class A (ö)(Ñ)	153,678	6,651
Camden Property Trust (ö)(Ñ)	167,950	7,433
Deutsche Wohnen AG	7,747	117
Equity Residential (ö)(Ñ)	460,064	17,607
Essex Property Trust, Inc. (ö)(Ñ)	64,787	6,900
Mid-America Apartment Communities, Inc. (ö)	39,200	2,001
Post Properties, Inc. (ö)(Ñ)	78,950	2,349
UDR, Inc. (ö)(Ñ)	92,599	2,072

		67,917

Diversified - 9.6%
British Land Co. PLC (ö)	27,727	391
Canadian Real Estate Investment Trust (ö)	8,663	249
CapitaLand, Ltd.	93,000	390
Castellum AB (Ñ)	9,086	87
Country Garden Holdings Co., Ltd. (Ñ)	295,319	192
Dexus Property Group (ö)(Ñ)	230,935	305
Forest City Enterprises, Inc. Class A (Ñ)	5,093	164
GPT Group (ö)(Ñ)	61,557	131
Great Eagle Holdings, Ltd.	224,286	662
Henderson Land Development Co., Ltd.	147,336	918
Hysan Development Co., Ltd.	121,264	333
iStar Financial, Inc. (ö)(Ñ)	61,000	806
Kenedix Realty Investment Corp. Class A (ö)	23	136
Keppel Land, Ltd. (Æ)(Ñ)	18,000	66
Kerry Properties, Ltd.	38,500	202
Klepierre - GDR (ö)	1,585	80
Land Securities Group PLC (ö)	60,424	1,483
Mirvac Group (ö)(Ñ)	143,406	407
Mitsubishi Estate Co., Ltd. (Ñ)	131,000	2,998
Mitsui Fudosan Co., Ltd.	131,900	2,820
New World China Land, Ltd. (Ñ)	432,435	224
Segro PLC (ö)	30,374	238
Sino Land Co. (Ñ)	93,481	186

	Principal Amount ($) or Shares	Market Value $
Sponda OYJ	2,204	19
Stockland (ö)(Ñ)	59,672	308
Sumitomo Realty & Development Co., Ltd.	37,000	735
Sun Hung Kai Properties, Ltd.	112,284	1,524
Suntec Real Estate Investment Trust (ö)	110,000	110
Unibail-Rodamco (ö)(Ñ)	9,498	2,197
Vornado Realty Trust (ö)(Ñ)	271,084	23,855
Washington Real Estate Investment Trust (ö)(Ñ)	89,200	2,680
Wharf Holdings, Ltd.	51,358	215

		45,111

Free Standing Retail - 0.3%
National Retail Properties, Inc. (ö)	40,700	851
Realty Income Corp. (ö)(Ñ)	33,400	760

		1,611

Health Care - 9.0%
Cogdell Spencer, Inc. (ö)(Ñ)	21,800	354
HCP, Inc. (ö)	158,300	5,035
Health Care REIT, Inc. (ö)(Ñ)	151,200	6,728
Healthcare Realty Trust, Inc. (ö)(Ñ)	34,100	811
LTC Properties, Inc. (ö)	49,950	1,277
Medical Properties Trust, Inc. (ö)(Ñ)	104,304	1,056
Nationwide Health Properties, Inc. (ö)(Ñ)	359,350	11,316
Omega Healthcare Investors, Inc. (ö)	140,651	2,342
Senior Housing Properties Trust (ö)	224,790	4,390
Ventas, Inc. (ö)(Ñ)	212,600	9,050

		42,359

Industrial - 7.8%
AMB Property Corp. (ö)(Ñ)	160,200	8,071
DCT Industrial Trust, Inc. (ö)(Ñ)	396,300	3,281
EastGroup Properties, Inc. (ö)(Ñ)	10,417	447
First Potomac Realty Trust (ö)(Ñ)	62,800	957
Goodman Group (ö)(Ñ)	50,648	150
Prologis (ö)(Ñ)	437,951	23,803

		36,709

Lodging/Resorts - 4.4%
Ashford Hospitality Trust, Inc. (ö)	125,800	581
DiamondRock Hospitality Co. (ö)(Ñ)	178,800	1,947
Hospitality Properties Trust (ö)	12,000	294
Host Hotels & Resorts, Inc. (ö)(Ñ)	1,028,311	14,036
Shangri-La Asia, Ltd.	39,234	92

40	Real Estate Securities Fund

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Starwood Hotels & Resorts Worldwide, Inc. (Ñ)	93,082	3,730
Sunstone Hotel Investors, Inc. (ö)(Ñ)	5,007	83

		20,763

Manufactured Homes - 0.6%
Equity Lifestyle Properties, Inc. (ö)(Ñ)	62,970	2,771

Mixed Industrial/Office - 2.1%
Liberty Property Trust (ö)(Ñ)	224,244	7,433
PS Business Parks, Inc. (ö)	43,642	2,252

		9,685

Office - 12.4%
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	60,700	5,909
Beni Stabili SpA (Æ)	101,793	101
BioMed Realty Trust, Inc. (ö)(Ñ)	210,250	5,157
Boston Properties, Inc. (ö)(Ñ)	204,689	18,467
Brandywine Realty Trust (ö)	139,781	2,203
Brookfield Properties Corp.	168,577	2,999
CapitaCommercial Trust (ö)(Ñ)	227,000	319
Commonwealth Property Office Fund (ö)	159,303	189
Corporate Office Properties Trust SBI MD (ö)	57,400	1,971
Derwent London PLC (ö)	25,975	522
Douglas Emmett, Inc. (ö)(Ñ)	53,106	1,167
Great Portland Estates PLC (ö)(Ñ)	95,504	643
Hongkong Land Holdings, Ltd. (Ñ)	331,000	1,403
HRPT Properties Trust (ö)	153,200	1,037
ICADE (Æ)(ö)	4,340	507
Japan Real Estate Investment Corp. Class A (ö)	21	221
Kilroy Realty Corp. (ö)	46,600	2,192
Mack-Cali Realty Corp. (ö)	62,600	2,139
Maguire Properties, Inc. (ö)(Ñ)	44,632	543
Nomura Real Estate Office Fund, Inc. Class A (ö)(Ñ)	18	135
Norwegian Property ASA(Ñ)	14,059	33
NTT Urban Development Corp.	179	234
SL Green Realty Corp. (ö)	112,354	9,294
Societe Immobiliere de Location pour l’Industrie et le Commerce (ö)	942	118
Tishman Speyer Office Fund (ö)	125,133	164
Tokyo Tatemono Co., Ltd. (Ñ)	36,000	233

		57,900

	Principal Amount ($) or Shares	Market Value $
Regional Malls - 15.7%
CBL & Associates Properties, Inc. (ö)(Ñ)	54,200	1,238
General Growth Properties, Inc. (ö)(Ñ)	476,681	16,698
Macerich Co. (The) (ö)(Ñ)	144,429	8,973
Simon Property Group, Inc. (ö)	423,557	38,074
Taubman Centers, Inc. (ö)(Ñ)	146,250	7,115
Westfield Group (ö)(Ñ)	107,972	1,685

		73,783

Self Storage - 5.0%
Extra Space Storage, Inc. (ö)(Ñ)	154,550	2,374
Public Storage (ö)(Ñ)	257,080	20,770
Safestore Holdings, Ltd.	41,112	121

		23,265

Shopping Centers - 10.3%
Acadia Realty Trust (ö)(Ñ)	5,241	121
Citycon OYJ (Æ)	18,725	95
Corio NV (ö)	9,115	712
Developers Diversified Realty Corp. (ö)	232,200	8,060
Eurocommercial Properties NV (ö)	4,274	204
Federal Realty Investment Trust (ö)(Ñ)	192,903	13,310
Hammerson PLC (ö)	39,616	704
Kimco Realty Corp. (ö)(Ñ)	190,500	6,576
Kite Realty Group Trust (ö)	85,800	1,073
Liberty International PLC (ö)(Ñ)	14,539	250
Mercialys SA (ö)	4,833	213
Primaris Retail Real Estate Investment Trust (ö)	6,754	121
Regency Centers Corp. (ö)(Ñ)	208,005	12,297
Saul Centers, Inc. (ö)	9,500	446
Tanger Factory Outlet Centers (ö)(Ñ)	118,550	4,260

		48,442

Specialty - 3.2%
Digital Realty Trust, Inc. (ö)(Ñ)	236,232	9,664
DuPont Fabros Technology, Inc. (ö)(Ñ)	70,000	1,305
Plum Creek Timber Co., Inc. (ö)(Ñ)	56,349	2,407
Rayonier, Inc. (ö)(Ñ)	35,782	1,519

		14,895

Total Common Stocks
(cost $389,176)		445,211

Real Estate Securities Fund	41

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 5.0%
Russell Investment Company Money Market Fund	23,256,000	23,256

Total Short-Term Investments
(cost $23,256)		23,256

Other Securities - 23.7%
State Street Securities Lending Quality Trust (×)	111,278,095	111,278

Total Other Securities
(cost $111,278)		111,278

Total Investments - 123.6%
(identified cost $523,710)		579,745

Other Assets and Liabilities, Net - (23.6%)		(110,704)

Net Assets - 100.0%		469,041

See accompanying notes which are an integral part of the financial statements.

42	Real Estate Securities Fund

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	6	AUD	7	07/01/08	—
USD	8	AUD	8	07/02/08	—
USD	64	AUD	67	07/02/08	—
USD	3	CAD	3	07/02/08	—
USD	1	CAD	1	07/03/08	—
USD	13	CAD	14	07/03/08	—
USD	4	EUR	2	07/01/08	—
USD	33	EUR	21	07/01/08	—
USD	4	EUR	3	07/02/08	—
USD	22	EUR	14	07/02/08	—
USD	24	EUR	15	07/02/08	—
USD	13	JPY	1,388	07/01/08	—
USD	9	JPY	966	07/02/08	—
USD	42	JPY	4,474	07/02/08	—
USD	8	SGD	11	07/01/08	—
AUD	4	USD	3	07/01/08	—

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

AUD	1	USD	1	07/02/08	—
EUR	2	USD	2	07/01/08	—
EUR	6	USD	10	07/01/08	—
HKD	48	USD	6	07/02/08	—
HKD	97	USD	12	07/02/08	—
HKD	109	USD	14	07/02/08	—
HKD	182	USD	23	07/02/08	—
JPY	3,358	USD	32	07/02/08	—
SGD	20	USD	15	07/02/08	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					—

Presentation of Portfolio Holdings — June 30, 2008 (Unaudited)

Categories	% of Net Assets

Apartments	14.5
Diversified	9.6
Free Standing Retail	0.3
Health Care	9.0
Industrial	7.8
Lodging/Resorts	4.4
Manufactured Homes	0.6
Mixed Industrial/Office	2.1
Office	12.4
Regional Malls	15.7
Self Storage	5.0
Shopping Centers	10.3
Specialty	3.2
Short-Term Investments	5.0
Other Securities	23.7

Total Investments	123.6
Other Assets and Liabilities, Net	(23.6)

	100.0

Foreign Currency Exchange Contracts	—	*

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Real Estate Securities Fund	43

Russell Investment Funds

Core Bond Fund

Shareholder Expense Example — June 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2008	$1,000.00	$1,000.00
Ending Account Value
June 30, 2008	$990.10	$1,021.38
Expenses Paid During Period*	$3.46	$3.52

*	Expenses are equal to the Fund’s annualized expense ratio of 0.70% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

44	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 96.3%
Asset-Backed Securities - 3.9%
Accredited Mortgage Loan Trust (Ê)
Series 2004-2 Class A2 2.783% due 07/25/34	39	17
ACE Securities Corp. (Ê)
Series 2003-OP1 Class M2 3.983% due 12/25/33	44	38
Series 2005-SD3 Class A 2.883% due 08/25/45	205	187
Aegis Asset Backed Securities Trust (Ê)
Series 2003-3 Class M2 4.133% due 01/25/34	110	64
American Express Credit Account Master Trust (Ê)(Þ)
Series 2004-C Class C 2.971% due 02/15/12	32	31
Ameriquest Mortgage Securities, Inc. (Ê)
Series 2002-D Class M1 6.233% due 02/25/33	90	63
Series 2004-R8 Class A5 2.853% due 09/25/34	20	20
Series 2004-R10 Class A5 2.873% due 11/25/34	—	—
Bank of America Credit Card Trust (Ê)
Series 2008-A1 Class A1 3.051% due 04/15/13	200	200
Bayview Financial Acquisition Trust
Series 2006-A Class 1A3 5.865% due 02/28/41	190	159
CIT Mortgage Loan Trust (Ê)(Å)
Series 2007-1 Class 2A1 3.483% due 10/01/37	383	345
Series 2007-1 Class 2A2 3.733% due 10/01/37	130	85
Series 2007-1 Class 2A3 3.933% due 10/01/37	180	90
Countrywide Asset-Backed Certificates
Series 2004-13 Class AF3 3.989% due 02/25/31	5	5
Series 2004-AB2 Class M3 (Ê) 3.083% due 05/25/36	95	70
Series 2004-BC1 Class M1 (Ê) 2.983% due 02/25/34	95	72

	Principal Amount ($) or Shares	Market Value $
Series 2006-11 Class 1AF4 6.300% due 09/25/46	170	121
Countrywide Home Equity Loan Trust (Ê)
Series 2006-HW Class 2A1B 2.621% due 11/15/36	605	481
First Franklin Mortgage Loan Asset Backed Certificates (Ê)
Series 2006-FF1 Class A3 2.533% due 11/25/36	174	167
GMAC Mortgage Corp. Loan Trust
Series 2007-HE3 Class 2A1 7.000% due 09/25/37	87	61
GSAA Trust
Series 2006-2 Class 2A3 (Ê) 2.753% due 12/25/35	320	195
Series 2006-4 Class 1A2 5.952% due 03/25/36	224	141
Series 2006-4 Class 3A1 6.111% due 03/25/36	1,525	1,191
GSAMP Trust (Ê)
Series 2003-HE2 Class M1 3.133% due 08/25/33	96	81
Series 2004-SEA Class A2A 2.773% due 03/25/34	43	42
HFC Home Equity Loan Asset Backed Certificates (Ê)
Series 2005-1 Class A 2.772% due 01/20/34	205	181
Series 2007-1 Class AS 2.682% due 03/20/36	893	778
Series 2007-3 Class APT 3.658 % due 11/20/36	393	332
HSI Asset Securitization Corp. Trust (Ê)
Series 2006-HE2 Class 2A1 2.533% due 12/25/36	58	56
Indymac Residential Asset Backed Trust (Ê)
Series 2006-H2 Class A 2.633% due 06/28/36	402	242
Lehman XS Trust (Ê)
Series 2005-1 Class 2A2 4.660% due 07/25/35	98	72
Series 2006-2N Class 1A2 2.823% due 02/25/46	222	129
Series 2006-16N Class A1A 2.563% due 11/25/46	144	137

Core Bond Fund	45

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-4N Class 3A2A 4.544% due 04/25/37	894	645
Long Beach Mortgage Loan Trust (Ê)
Series 2004-4 Class 1A1 2.763% due 10/25/34	5	4
Series 2006-9 Class 2A1 2.543% due 10/25/36	442	432
Mastr Asset Backed Securities Trust (Ê)
Series 2003-WMC Class M2 4.958% due 08/25/33	57	34
Series 2006-WMC Class A4 2.643% due 08/25/36	850	405
Morgan Stanley ABS Capital I (Ê)
Series 2003-NC8 Class M3 5.633% due 09/25/33	33	23
Series 2006-HE7 Class A2A 2.533% due 09/25/36	412	407
New Century Home Equity Loan Trust (Ê)
Series 2004-4 Class M2 3.013% due 02/25/35	215	175
Option One Mortgage Loan Trust (Ê)
Series 2003-2 Class M2 5.033% due 04/25/33	44	22
Series 2003-3 Class M3 4.483% due 06/25/33	38	12
Series 2003-4 Class M2 4.133% due 07/25/33	29	17
Park Place Securities, Inc. (Ê)
Series 2005-WCW Class M1 2.933% due 09/25/35	210	164
Popular ABS Mortgage Pass-Through Trust
Series 2005-6 Class A3 5.680% due 01/25/36	230	230
Renaissance Home Equity Loan Trust
Series 2005-1 Class M1 5.357% due 05/25/35	80	59
Series 2005-2 Class AF4 4.934% due 08/25/35	85	78
Series 2006-1 Class AF6 5.746% due 05/25/36	175	145
Residential Asset Mortgage Products, Inc.
Series 2003-RS1 Class AI6A 5.980% due 12/25/33	174	148
Series 2006-RZ4 Class A1A (Ê) 2.563% due 10/25/36	497	466

	Principal Amount ($) or Shares	Market Value $
Residential Asset Securities Corp.
Series 2003-KS2 Class MI1 4.800% due 04/25/33	367	279
Series 2003-KS2 Class MI3 6.100% due 04/25/33	70	35
Series 2006-KS9 Class AI1 (Ê) 2.553% due 11/25/36	114	113
Series 2007-KS2 Class AI1 (Ê) 2.553% due 02/25/37	309	295
SBI Heloc Trust (Ê)(Þ)
Series 2006-1A Class 1A2A 2.653% due 08/25/36	87	83
SLM Student Loan Trust (Ê)
Series 2007-3 Class A1 2.910% due 10/27/14	451	449
Series 2008-2 Class A1 3.220% due 01/26/15	98	97
Series 2008-7 Class A2 2.982% due 10/25/17	2,800	2,800
Soundview Home Equity Loan Trust
Series 2006-WF1 Class A2 5.645% due 10/25/36	290	284
Structured Asset Investment Loan Trust (Ê)
Series 2005-3 Class M2 2.923% due 04/25/35	120	82
Structured Asset Securities Corp.
Series 2004-19X Class A2 4.370% due 10/25/34	20	20
Series 2006-BC3 Class A2 (Ê) 2.533% due 10/25/36	142	139
Series 2007-BC3 Class 2A2 (Ê) 2.623% due 08/25/09	650	559
VTB 24 Capital PLC (Ê)
3.497% due 12/07/09	100	97

		14,651

Corporate Bonds and Notes - 19.2%
Ace Capital Trust II
9.700% due 04/01/30	175	190
Allied Waste NA, Inc.
Series B 7.125% due 05/15/16	90	90
Allstate Life Global Funding Trusts
5.375% due 04/30/13	200	199
American Electric Power Co., Inc.
Series C 5.375% due 03/15/10	35	35

46	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American Express Bank FSB
Series BKNT 5.500% due 04/16/13	300	293
6.000% due 09/13/17	400	386
American Express Centurion Bank
Series BKN1 6.000% due 09/13/17	400	386
American Express Co.
7.000% due 03/19/18	200	202
American General Finance Corp.
4.875% due 05/15/10	225	221
6.900% due 12/15/17	400	349
American International Group, Inc.
4.700% due 10/01/10	20	20
5.375% due 10/18/11	195	191
5.050% due 10/01/15 (Ñ)	265	240
5.850% due 01/16/18	900	843
Americo Life, Inc. (Å)
7.875% due 05/01/13	75	76
Amgen, Inc.
6.900% due 06/01/38	1,000	1,022
ANZ Capital Trust (ƒ)(Þ)
4.484% due 12/31/49	225	218
Appalachian Power Co.
Series O 5.650% due 08/15/12	65	65
ArcelorMittal USA
6.500% due 04/15/14	210	213
Arizona Public Service Co.
5.800% due 06/30/14	100	95
6.250% due 08/01/16	150	143
AT&T, Inc.
4.950% due 01/15/13	200	199
5.500% due 02/01/18	200	194
6.300% due 01/15/38	975	921
6.400% due 05/15/38	150	144
Atmos Energy Corp.
6.350% due 06/15/17	65	64
Bank of America Corp.
2.904% due 11/06/09 (Ê)	100	99
5.625% due 10/14/16	115	110
6.000% due 09/01/17	335	323
5.750% due 12/01/17	490	460
5.650% due 05/01/18	175	163
8.000% due 12/29/49 (ƒ)	2,500	2,342
8.125% due 12/29/49 (ƒ)	375	354
Bank of America NA
Series BKNT (Ê) 3.056% due 06/15/16	200	181

	Principal Amount ($) or Shares	Market Value $
Bear Stearns Cos., Inc. (The)
2.979% due 07/16/09 (Ê)	1,200	1,186
3.218% due 07/19/10 (Ê)	600	588
6.950% due 08/10/12	600	624
7.250% due 02/01/18	450	470
Bellsouth Telecommunications, Inc.
7.000% due 12/01/95	245	229
BNP Paribas Capital Trust (ƒ)(Å)
9.003% due 12/29/49	450	470
Boardwalk Pipelines, LP
5.875% due 11/15/16	225	216
Burlington Northern Santa Fe Corp.
6.875% due 12/01/27	25	26
6.750% due 03/15/29	10	10
Calpine Construction Finance Co. (Ê)(Þ)
11.499% due 08/26/11	300	320
Cargill, Inc.(Þ)
5.200% due 01/22/13	250	248
Caterpillar Financial Services Corp.
4.850% due 12/07/12	100	100
Catlin Insurance Co., Ltd. (ƒ)(Å)
7.249% due 12/31/49	100	73
CenterPoint Energy Houston Electric LLC
Series J2 5.700% due 03/15/13	110	111
CenterPoint Energy Resources Corp.
6.125% due 11/01/17	50	49
Series B 7.875% due 04/01/13	165	177
Chubb Corp.
6.375% due 03/29/67 (Ñ)	175	160
Series 1 6.500% due 05/15/38	50	48
Citigroup Capital XXI
8.300% due 12/21/77	100	94
Citigroup, Inc.
2.831% due 12/28/09 (Ê)	400	390
6.500% due 01/18/11	100	103
5.500% due 08/27/12	200	197
5.500% due 04/11/13	700	683
5.850% due 07/02/13 (Ñ)	425	421
4.700% due 05/29/15	50	45
5.850% due 08/02/16	55	53
6.000% due 08/15/17	400	382
6.125% due 11/21/17	405	389
6.125% due 05/15/18	645	617
6.125% due 08/25/36	300	254

Core Bond Fund	47

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.875% due 03/05/38 (Ñ)	325	314
8.400% due 04/29/49 (ƒ)	550	523
Citizens Communications Co.
9.250% due 05/15/11	125	129
Clorox Co.
4.200% due 01/15/10	100	99
CNA Financial Corp.
6.500% due 08/15/16	125	120
Columbus Southern Power Co.
Series C 5.500% due 03/01/13	10	10
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/22	125	151
Comcast Cable Holdings LLC
9.800% due 02/01/12	180	203
7.875% due 08/01/13	245	263
Comcast Corp.
5.500% due 03/15/11	100	100
Comcast Holdings Corp.
10.625% due 07/15/12	125	144
Commonwealth Edison Co.
6.950% due 07/15/18	50	50
5.900% due 03/15/36	75	68
6.450% due 01/15/38	40	39
Series 105 5.400% due 12/15/11	125	125
Series 98 6.150% due 03/15/12	80	82
Community Health Systems, Inc.
Series WI 8.875% due 07/15/15	235	236
Continental Airlines, Inc.
Series 99-2 7.056% due 09/15/09	300	292
Countrywide Financial Corp.
Series MTN 5.800% due 06/07/12	100	95
Countrywide Home Loans, Inc.
4.125% due 09/15/09	460	439
Series MTNK 5.625% due 07/15/09	150	146
Series MTNL 4.000% due 03/22/11	290	264
COX Communications, Inc.
4.625% due 01/15/10 (Ñ)	350	348
5.875% due 12/01/16 (Þ)	75	72
Credit Suisse USA, Inc.
4.875% due 08/15/10 (Ñ)	65	66

	Principal Amount ($) or Shares	Market Value $
5.500% due 08/15/13	45	45
4.875% due 01/15/15	55	52
CSC Holdings, Inc.
Series B 8.125% due 07/15/09	210	212
8.125% due 08/15/09	175	176
Series WI (Ñ) 6.750% due 04/15/12	90	85
Dayton Power & Light Co. (The)
5.125% due 10/01/13	135	136
DCP Midstream LLC
6.875% due 02/01/11	20	20
Dell, Inc. (Ñ)(Þ)
4.700% due 04/15/13	400	389
Delta Air Lines, Inc.
Series 00-1 7.570% due 11/18/10	205	194
Series 01-1 7.111% due 09/18/11	100	93
Detroit Edison Co. (The)
6.350% due 10/15/32	50	49
Dominion Resources, Inc.
Series A 5.200% due 01/15/16	240	227
Series B 6.250% due 06/30/12	66	68
DPL, Inc.
6.875% due 09/01/11	193	201
Echostar DBS Corp.
7.125% due 02/01/16	125	115
El Paso Corp.
8.050% due 10/15/30	200	205
El Paso Natural Gas Co.
7.500% due 11/15/26	100	102
Energy Transfer Partners, LP
5.950% due 02/01/15	325	320
6.700% due 07/01/18 (Ñ)	200	201
Enterprise Products Operating LLC (Ñ)
6.500% due 01/31/19	100	101
Enterprise Products Operating, LP
4.950% due 06/01/10	125	125
8.375% due 08/01/66	100	100
Exelon Generation Co. LLC
6.200% due 10/01/17	40	39
Federal Express Corp.
7.600% due 07/01/97	75	85
Fifth Third Bancorp
8.250% due 03/01/38	1,100	891

48	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

FirstEnergy Corp.
Series B 6.450% due 11/15/11	280	287
Series C (Ñ) 7.375% due 11/15/31	125	136
Fiserv, Inc.
6.125% due 11/20/12	200	201
Florida Power & Light Co.
5.950% due 02/01/38	60	59
Ford Motor Credit Co. LLC
7.875% due 06/15/10	200	173
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/17	485	512
General Electric Capital Corp.
2.888% due 01/20/10 (Ê)	200	199
5.875% due 01/14/38	300	272
6.375% due 11/15/67	1,900	1,797
Series GMTN (Ñ) 5.500% due 04/28/11	220	227
Series MTN (Ê) 2.937% due 10/26/09	500	498
Series MTNA (Ñ) 5.450% due 01/15/13	405	413
General Electric Co.
5.250% due 12/06/17	150	144
Goldman Sachs Group, Inc. (The)
6.250% due 09/01/17	600	593
6.750% due 10/01/37	800	732
GrafTech Finance, Inc.
10.250% due 02/15/12	47	49
Harrah’s Operating Co., Inc. (Ñ)
5.500% due 07/01/10	125	112
HCA, Inc.
9.125% due 11/15/14	125	128
9.250% due 11/15/16	235	242
HCP, Inc.
5.950% due 09/15/11	300	291
Historic TW, Inc.
8.050% due 01/15/16	195	205
6.625% due 05/15/29	10	9
HSBC Finance Corp. (Ê)
2.878% due 10/21/09	100	98
2.866% due 03/12/10 (Ñ)	300	292
2.966% due 05/10/10	100	98
Idearc, Inc. (Ñ)
8.000% due 11/15/16	125	79
ING Capital Funding Trust III (ƒ)
8.439% due 12/29/49	275	278

	Principal Amount ($) or Shares	Market Value $
Inmarsat Finance PLC
(Step Up, 10.375%, 11/15/08) Zero coupon due 11/15/12	125	126
International Lease Finance Corp.
4.950% due 02/01/11	100	95
International Paper Co.
5.850% due 10/30/12	510	491
iStar Financial, Inc.
Series B 5.125% due 04/01/11	200	171
Jackson National Life Fund LLC
3.059% due 08/06/11	2,800	2,685
Jersey Central Power & Light Co.
5.625% due 05/01/16	90	87
JP Morgan Chase Capital XIII (Ê)
3.751% due 09/30/34	200	156
JPMorgan Chase & Co.
5.375% due 01/15/14	170	169
6.000% due 01/15/18	200	195
6.400% due 05/15/38	323	300
Series 1 (ƒ) 7.900% due 04/29/49	840	788
JPMorgan Chase Bank
Series EMTN 6.000% due 05/22/45	860	855
JPMorgan Chase Bank NA
Series BKNT 5.875% due 06/13/16	70	68
6.000% due 10/01/17	400	389
Kerr-McGee Corp.
6.950% due 07/01/24	125	130
KeyBank NA (Ê)
Series BKNT 4.682% due 06/02/10	300	300
Kinder Morgan Energy Partners, LP
5.950% due 02/15/18	700	682
Kraft Foods, Inc.
6.500% due 08/11/17	100	100
6.125% due 02/01/18	200	194
L-3 Communications Corp.
Series B 6.375% due 10/15/15	125	117
Lehman Brothers Holdings, Inc.
2.778% due 05/25/10 (Ê)	200	185
5.375% due 10/17/12	250	350
5.625% due 01/24/13	375	355
6.200% due 09/26/14	375	358
Mandalay Resort Group (Ñ)
6.500% due 07/31/09	90	89

Core Bond Fund	49

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Manufacturers & Traders Trust Co.
5.585% due 12/28/20	84	76
Merrill Lynch & Co., Inc.
2.756% due 12/04/09 (Ê)	200	192
6.050% due 08/15/12	100	98
5.450% due 02/05/13	200	189
6.400% due 08/28/17	325	301
6.875% due 04/25/18	500	476
MetLife, Inc.
6.125% due 12/01/11	205	213
6.400% due 12/15/36 (Ñ)	100	87
Metropolitan Life Global Funding I (Ê)(Þ)
2.759% due 05/17/10	400	394
Midamerican Energy Holdings Co.
5.750% due 04/01/18 (Þ)	125	124
6.125% due 04/01/36	150	144
Miller Brewing Co. (Þ)
5.500% due 08/15/13	110	112
Mirant Mid Atlantic LLC
Series A 8.625% due 06/30/12	344	363
Mohegan Tribal Gaming Authority (Ñ)
8.000% due 04/01/12	125	114
Morgan Stanley
4.778% due 05/14/10 (Ê)	400	398
5.190% due 03/01/13 (Ê)	600	859
6.250% due 08/28/17	100	93
5.950% due 12/28/17	125	113
6.625% due 04/01/18	450	426
Series GMTN 5.750% due 08/31/12	125	124
Series MTN (Ê) 2.803% due 01/15/10	300	290
Natexis Ambs Co. LLC (ƒ)(Þ)
8.440% due 12/29/49	120	120
Nationwide Life Global Funding I (Ê)(Å)
2.919% due 05/19/10	1,900	1,898
Nelnet, Inc.
7.400% due 09/29/36	125	82
Nevada Power Co.
Series L 5.875% due 01/15/15	100	100
New Cingular Wireless Services, Inc.
7.875% due 03/01/11	150	160
News America Holdings, Inc.
7.900% due 12/01/95	90	97
8.250% due 10/17/96	20	22

	Principal Amount ($) or Shares	Market Value $
News America, Inc.
6.650% due 11/15/37	225	220
NGPL PipeCo LLC (Þ)
6.514% due 12/15/12	200	203
Nisource Finance Corp.
7.875% due 11/15/10	125	130
6.400% due 03/15/18	145	140
Norfolk Southern Corp.
7.700% due 05/15/17	20	22
7.050% due 05/01/37	90	97
7.900% due 05/15/97	415	455
Ohio Power Co.
Series F 5.500% due 02/15/13	20	20
ONEOK Partners, LP
6.650% due 10/01/36	100	95
6.850% due 10/15/37	100	98
Pacific Gas & Electric Co.
4.200% due 03/01/11	60	59
6.050% due 03/01/34	95	92
PartnerRe Finance II
6.440% due 12/01/66	50	40
Philip Morris International, Inc.
5.650% due 05/16/18	350	340
6.375% due 05/16/38	100	97
Phoenix Life Insurance Co. (Þ)
7.150% due 12/15/34	150	149
PNC Bank NA (Ñ)
Series BKNT 6.875% due 04/01/18	250	248
Pride International, Inc. (Ñ)
7.375% due 07/15/14	240	239
Progress Energy, Inc.
7.100% due 03/01/11	77	81
5.625% due 01/15/16	40	40
Public Service Company of New Mexico
7.950% due 05/15/18	260	263
Qwest Corp.
7.625% due 06/15/15	100	96
RBS Capital Trust III (ƒ)(Ñ)
5.512% due 09/29/49	200	174
Reckson Operating Partnership, LP
5.150% due 01/15/11	92	87
Reinsurance Group of America, Inc.
6.750% due 12/15/65	75	59
Residential Capital LLC (Å)
9.625% due 05/15/15	160	78

50	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rohm & Haas Co.
6.000% due 09/15/17	100	97
Rural Cellular Corp.
9.875% due 02/01/10	170	173
8.250% due 03/15/12	105	108
Sabine Pass LNG, LP (Ñ)
7.250% due 11/30/13	275	250
Simon Property Group, LP
5.600% due 09/01/11	200	198
5.300% due 05/30/13	765	753
6.100% due 05/01/16	130	127
6.125% due 05/30/18	175	170
SLM Corp.
Series MTNs 5.400% due 10/25/11	100	91
5.125% due 08/27/12	75	65
8.450% due 06/15/18	100	96
Southern California Edison Co.
Series 08-A 5.950% due 02/01/38	95	94
Sprint Capital Corp.
7.625% due 01/30/11	275	270
State Street Capital Trust III (ƒ)
8.250% due 12/29/49	200	204
Sun Life Financial Global Funding, LP (Ê)(Þ)
2.978% due 07/06/10	1,500	1,493
Swiss Re Capital I, LP (ƒ)(Þ)
6.854% due 05/29/49	225	198
Symetra Financial Corp. (Å)
6.125% due 04/01/16	150	132
Target Corp. (Ñ)
5.125% due 01/15/13	400	405
Tennessee Gas Pipeline Co. (Ñ)
7.000% due 10/15/28	50	49
TEPPCO Partners, LP (Ñ)
6.650% due 04/15/18	250	253
Time Warner Cable, Inc.
Series WI 5.400% due 07/02/12	370	366
5.850% due 05/01/17	155	147
6.550% due 05/01/37 (Ñ)	75	69
Time Warner, Inc. (Ñ)
5.875% due 11/15/16	400	377
Travelers Cos., Inc. (The)
5.375% due 06/15/12	40	40
6.250% due 06/15/37	100	93
Union Electric Co.
6.400% due 06/15/17	205	205

	Principal Amount ($) or Shares	Market Value $
Union Pacific Corp.
6.125% due 01/15/12	120	124
5.700% due 08/15/18	400	390
United States Steel Corp.
5.650% due 06/01/13	35	34
6.050% due 06/01/17	95	89
6.650% due 06/01/37	40	35
UnitedHealth Group, Inc.
5.250% due 03/15/11	95	95
4.875% due 02/15/13	200	194
6.000% due 06/15/17	35	34
Series WI 6.500% due 06/15/37	45	41
Verizon Communications, Inc.
6.100% due 04/15/18	125	124
6.400% due 02/15/38	175	163
Wachovia Capital Trust III (ƒ)
5.800% due 03/15/42	125	85
Wachovia Corp.
5.625% due 10/15/16	100	91
5.750% due 06/15/17 (Ñ)	155	143
5.750% due 02/01/18	500	456
7.980% due 12/31/49 (ƒ)	3,585	3,292
Wells Fargo & Co.
4.375% due 01/31/13	450	436
5.625% due 12/11/17	800	774
Wells Fargo Capital XIII (ƒ)
Series GMTN 7.700% due 12/29/49	300	298
Windstream Corp.
Series WI 8.625% due 08/01/16	375	374
ZFS Finance USA Trust I (Þ)
6.150% due 12/15/35	500	456

		71,470

International Debt - 4.3%
America Movil SAB de CV
5.500% due 03/01/14	100	98
ArcelorMittal (Þ)
6.125% due 06/01/18	300	293
Argentina Bonos
3.092% due 08/03/12 (Ê)	300	161
Series VII 7.000% due 09/12/13	190	148
AstraZeneca PLC
5.900% due 09/15/17	100	103
AXA SA (ƒ)(Þ)
6.463% due 12/14/18	100	80

Core Bond Fund	51

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bank of Scotland PLC (Ê)(Þ)
Series MTN 2.756% due 07/17/09	300	300
Barclays Bank PLC
5.450% due 09/12/12	1,300	1,315
6.050% due 12/04/17 (Þ)	200	196
BNP Paribas (ƒ)(Þ)
5.186% due 06/29/49	300	261
Canadian Natural Resources, Ltd.
5.150% due 02/01/13	100	100
5.700% due 05/15/17	75	74
6.500% due 02/15/37	170	166
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/09	200	215
Credit Suisse NY
5.000% due 05/15/13	330	321
Deutsche Bank AG
6.000% due 09/01/17	600	606
Deutsche Telekom International Finance BV
8.500% due 06/15/10	60	64
5.375% due 03/23/11	75	75
8.750% due 06/15/30	100	115
DNB NOR Bank ASA (Ê)(Þ)
2.780% due 10/13/09	1,000	1,000
Egypt Government AID Bonds
4.450% due 09/15/15	295	298
EnCana Corp.
6.500% due 02/01/38	225	223
Endurance Specialty Holdings, Ltd.
6.150% due 10/15/15	100	95
Enel Finance International SA (Þ)
6.250% due 09/15/17	600	607
HBOS PLC (Þ)
6.750% due 05/21/18	825	789
HSBC Holdings PLC
6.500% due 05/02/36	100	93
6.500% due 09/15/37	100	91
Inco, Ltd.
5.700% due 10/15/15	175	166
Ispat Inland ULC
9.750% due 04/01/14	689	736
Korea Development Bank (Ê)
2.824% due 04/03/10	900	898
Korea Electric Power Corp. (Þ)
5.125% due 04/23/34	60	58
MUFG Capital Finance 1, Ltd. (ƒ)
6.346% due 07/29/49	200	173

	Principal Amount ($) or Shares	Market Value $
National Australia Bank, Ltd. (Þ)
5.350% due 06/12/13	800	799
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ)
5.838% due 09/30/27	250	212
Resona Bank, Ltd. (ƒ)(Þ)
5.850% due 09/29/49	100	86
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Þ)
7.191% due 12/29/49	325	300
Rogers Wireless, Inc. (Ñ)
6.375% due 03/01/14	365	365
Royal Bank of Scotland Group PLC
6.990% due 10/29/49 (ƒ)(Þ)	450	405
Series 1 (ƒ) 9.118% due 03/31/49	700	705
Santander Perpetual SA Unipersonal (ƒ)(Þ)
6.671% due 10/29/49	300	290
SMFG Preferred Capital USD 1, Ltd. (ƒ)(Þ)
6.078% due 01/29/49	100	85
Sumitomo Mitsui Banking Corp. (ƒ)(Þ)
5.625% due 07/29/49	300	269
Systems 2001 AT LLC (Þ)
7.156% due 12/15/11	80	83
Telecom Italia Capital SA
4.875% due 10/01/10 (Ñ)	150	149
6.200% due 07/18/11	255	260
7.721% due 06/04/38	200	203
Thomson Reuters Corp.
6.500% due 07/15/18	225	224
Transocean, Inc.
6.800% due 03/15/38	150	153
UBS AG
Series DPNT 5.875% due 12/20/17	400	389
UBS AG
3.704% due 05/05/10 (Ê)	700	697
Series MTN 5.750% due 04/25/18	100	95
VTB Capital SA (Þ)
6.609% due 10/31/12	130	126
Westfield Capital Corp., Ltd. (Þ)
5.125% due 11/15/14	125	116
Westfield Group (Þ)
5.400% due 10/01/12	125	123
Xstrata Canada Corp.
7.250% due 07/15/12	50	52
6.000% due 10/15/15	45	43

		16,147

52	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Loan Agreements - 0.4%
Adam Aircraft Industries, Term Loan
14.890% due 05/01/12	56	6
Energy Future Holdings Corp., Term Loan B
5.948% due 10/10/14	27	25
6.234% due 10/10/14	165	152
6.478% due 10/10/14	32	30
NRG Energy, Inc. Term Loan B
6.480% due 02/01/13	1,579	1,421

		1,634

Mortgage-Backed Securities - 62.8%
ABN Amro Mortgage Corp.
Series 2003-13 Class A3 5.500% due 01/25/34	1,664	1,359
Adjustable Rate Mortgage Trust (Ê)
Series 2004-5 Class 2A1 4.998% due 04/25/35	83	79
Series 2005-3 Class 8A2 2.723% due 07/25/35	143	104
American Home Mortgage Assets (Ê)
Series 2007-4 Class A2 2.673% due 08/25/37	1,060	733
American Home Mortgage Investment Trust (Ê)
Series 2004-4 Class 4A 4.390% due 02/25/45	114	102
Series 2005-2 Class 5A2 2.633% due 09/25/35	6	6
Banc of America Alternative Loan Trust
Series 2003-2 Class CB2 (Ê) 2.983% due 04/25/33	79	75
Series 2003-10 Class 2A2 (Ê) 2.933% due 12/25/33	192	173
Series 2006-5 Class CB17 6.000% due 06/25/36	209	182
Banc of America Commercial Mortgage, Inc.
Series 2004-3 Class A3 4.875% due 06/10/39	241	241
Series 2005-2 Class A4 4.783% due 07/10/43	333	327
Series 2005-3 Class A2 4.501% due 07/10/43	150	148
Series 2005-5 Class A4 5.115% due 10/10/45	500	477

	Principal Amount ($) or Shares	Market Value $
Series 2006-1 Class A4 5.372% due 09/10/45	280	267
Series 2006-2 Class A4 5.929% due 05/10/45	200	195
Banc of America Funding Corp.
Series 2005-D Class A1 (Ê) 4.114% due 05/25/35	134	125
Series 2006-3 Class 5A8 5.500% due 03/25/36	475	445
Series 2006-A Class 3A2 5.866% due 02/20/36	170	139
Series 2006-A Class 4A1 (Ê) 5.566% due 02/20/36	446	415
Banc of America Mortgage Securities, Inc.
Series 2003-9 Class 1A12 (Ê) 2.933% due 12/25/33	376	362
Series 2004-1 Class 5A1 6.500% due 09/25/33	13	13
Series 2004-2 Class 1A9 (Ê) 2.933% due 03/25/34	188	179
Series 2004-11 Class 2A1 5.750% due 01/25/35	391	371
Series 2005-H Class 2A5 (Ê) 4.804% due 09/25/35	220	209
Series 2005-L Class 3A1 (Ê) 5.465% due 01/25/36	235	223
Series 2006-2 Class A15 6.000% due 07/25/36	241	235
Series 2006-B Class 1A1 (Ê) 6.155% due 11/20/36	128	112
Series 2007-3 Class 1A1 6.000% due 09/25/37	866	828
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-1 Class 6A1 (Ê) 5.033% due 04/25/33	61	58
Series 2003-8 Class 4A1 4.609% due 01/25/34	120	110
Series 2004-1 Class 21A1 (Ê) 4.451% due 04/25/34	100	96
Series 2004-9 Class 22A1 (Ê) 4.772% due 11/25/34	90	88
Series 2005-2 Class A1 (Ê) 4.125% due 03/25/35	1,533	1,462
Series 2005-3 Class 2A1 (Ê) 5.059% due 06/25/35	297	283

Core Bond Fund	53

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1 5.370% due 05/25/35	225	192
Series 2005-7 Class 22A1 5.713% due 09/25/35	107	88
Bear Stearns Alt-A Trust II
Series 2007-1 Class 1A1 6.262% due 09/25/47	902	706
Bear Stearns Commercial Mortgage Securities
Series 2006-PW1 Class A4 5.540% due 09/11/41	1,000	958
Bear Stearns Mortgage Funding Trust (Ê)
Series 2006-AR2 Class 1A1 2.683% due 09/25/36	882	632
Series 2006-AR2 Class 2A1 2.713% due 10/25/36	812	596
Chase Mortgage Finance Corp.
Series 2003-S8 Class A1 4.500% due 09/25/18	146	138
Series 2006-S4 Class A3 6.000% due 12/25/36	241	240
Series 2006-S4 Class A4 6.000% due 12/25/36	145	145
Series 2007-A1 Class 1A3 4.354% due 02/25/37	727	698
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A (Ê) 4.700% due 12/25/35	76	73
Series 2006-WFH Class A2 (Ê) 2.583% due 10/25/36	1,000	932
Series 2007-AR8 Class 2A1A 5.914% due 08/25/37	220	211
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A4 5.400% due 07/15/44	1,340	1,292
Series 2006-CD3 Class A5 5.617% due 10/15/48	190	183
Citimortgage Alternative Loan Trust
Series 2006-A3 Class 1A5 6.000% due 07/25/36	144	130
Commercial Mortgage Pass Through Certificates
Series 2007-C9 Class A4 6.010% due 12/10/49	360	345

	Principal Amount ($) or Shares	Market Value $
Countrywide Alternative Loan Trust
Series 2005-32T Class A7 (Ê) 2.733% due 08/25/35	147	140
Series 2005-J8 Class 1A3 5.500% due 07/25/35	201	181
Series 2005-J13 Class 2A3 5.500% due 11/25/35	133	120
Series 2006-9T1 Class A7 6.000% due 05/25/36	105	89
Series 2006-43C Class 1A7 6.000% due 02/25/37	289	266
Series 2006-J2 Class A3 6.000% due 04/25/36	157	143
Series 2006-OA1 Class 2A1 (Ê) 2.692% due 03/20/46	592	419
Series 2006-OA1 Class 4A1 (Ê) 2.673% due 08/25/46	654	457
Series 2006-OA1 Class A1 (Ê) 2.662% due 02/20/47	774	543
Series 2007-15C Class A5 5.750% due 07/25/37	906	678
Series 2007-J2 Class 2A1 6.000% due 07/25/37	258	221
Series 2007-OA1 Class A1A (Ê) 5.174% due 04/25/43	977	777
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-8 Class A2 (Ê) 2.983% due 05/25/18	161	161
Series 2003-52 Class A1 4.497% due 02/19/34	241	226
Series 2004-16 Class 1A1 (Ê) 2.883% due 09/25/34	166	137
Series 2004-22 Class A3 4.800% due 11/25/34	227	218
Series 2004-HYB Class 1A1 4.722% due 02/20/35	384	374
Series 2004-HYB Class A2 4.550% due 11/20/34	94	83
Series 2005-3 Class 1A2 (Ê) 2.773% due 04/25/35	28	21
Series 2005-HYB Class 2A1 4.902% due 08/20/35	392	319
Series 2005-HYB Class 3A2A (Ê) 5.250% due 02/20/36	70	62
Series 2006-OA5 Class 2A1 (Ê) 2.683% due 04/25/46	743	530
Series 2007-18 Class 2A1 6.500% due 09/25/37	257	244

54	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-HY1 Class 1A2 5.694% due 04/25/37	91	80
Credit Suisse First Boston Mortgage Securities Corp.
Series 1998-C2 Class A2 6.300% due 11/15/30	41	41
Series 2005-9 Class 2A1 5.500% due 10/25/35	450	417
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2005-AR1 Class 2A3 4.979% due 08/25/35	465	367
Series 2007-OA2 Class A1 (Ê) 6.000% due 04/25/47	1,588	1,133
DLJ Commercial Mortgage Corp.
Series 1999-CG1 Class S Interest Only STRIP 1.035% due 03/10/32	2,939	19
Fannie Mae
5.190% due 2012	208	210
6.000% due 2016	13	14
4.833% due 2017 (Ê)	46	46
5.000% due 2017	479	478
6.000% due 2017	79	80
4.000% due 2018	754	717
4.500% due 2018	2,664	2,605
5.000% due 2018	204	203
4.500% due 2019	161	159
5.000% due 2019	1,040	1,035
6.000% due 2019	434	446
4.500% due 2020	355	346
5.000% due 2020	800	795
5.500% due 2020	200	202
6.000% due 2020	547	563
5.000% due 2021	1,250	1,240
5.500% due 2021	402	405
5.500% due 2022	354	357
4.500% due 2023	1,048	1,025
5.000% due 2023	5,000	5,001
6.500% due 2024	495	512
6.000% due 2026	998	1,014
6.000% due 2027	497	505
7.000% due 2027	75	79
6.000% due 2028	32	33
5.500% due 2029	93	92
6.000% due 2032	497	506
7.000% due 2032	159	166
3.904% due 2033 (Ê)	180	181
5.000% due 2033	556	536

	Principal Amount ($) or Shares	Market Value $
5.023% due 2033 (Ê)	88	89
5.500% due 2033	2,496	2,474
6.000% due 2033	186	188
5.000% due 2034	646	622
5.500% due 2034	3,901	3,863
5.000% due 2035	585	561
5.500% due 2035	18,772	18,572
6.000% due 2035	154	157
4.886% due 2036 (Ê)	402	403
5.000% due 2036	1,116	1,073
5.500% due 2036	875	864
6.000% due 2036	4,620	4,665
6.500% due 2036	1,492	1,538
7.000% due 2036	23	24
5.000% due 2037	5,153	4,946
5.500% due 2037	3,571	3,526
5.556% due 2037 (Ê)	279	283
6.000% due 2037	1,646	1,663
6.500% due 2037	1,892	1,940
7.000% due 2037	15,534	16,303
7.500% due 2037	1,819	1,922
5.000% due 2038	7,023	6,737
5.500% due 2038	10,800	10,658
6.500% due 2038	998	1,029
7.000% due 2038	941	987
7.500% due 2038	942	995
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	251	59
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	664	96
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	742	106
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	985	240
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	202	46
15 Year TBA (Ï)
4.500%	1,910	1,846
5.000%	6,640	6,565
30 Year TBA (Ï)
5.000%	5,915	5,041
5.500%	5,210	5,135
6.000%	16,905	17,053
6.500%	1,815	1,868

Core Bond Fund	55

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fannie Mae REMICS
Series 1999-56 Class Z 7.000% due 12/18/29	95	101
Series 2003-32 Class FH (Ê) 2.883% due 11/25/22	292	292
Series 2003-35 Class FY (Ê) 2.883% due 05/25/18	375	375
Series 2003-78 Class FI (Ê) 2.883% due 01/25/33	297	293
Series 2004-21 Class FL (Ê) 2.833% due 11/25/32	145	143
Series 2005-79 Class FC (Ê) 2.783% due 02/25/22	131	129
Series 2006-48 Class LG Principal Only STRIP Zero coupon due 06/25/36	67	42
Fannie Mae Whole Loan
Series 2003-W1 Class 1A1 6.500% due 12/25/42	38	38
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2005-63 Class 1A1 (Ê) 5.276% due 02/25/45	30	28
First Horizon Alternative Mortgage Securities
Series 2004-AA3 Class A1 (Ê) 5.297% due 09/25/34	48	44
Series 2006-AA5 Class A2 (Ê) 6.521% due 09/25/36	142	96
Series 2006-FA3 Class A6 6.000% due 07/25/36	211	196
First Horizon Asset Securities, Inc. (Ê)
Series 2004-AR6 Class 2A1 4.750% due 12/25/34	42	40
Series 2005-AR5 Class 3A1 5.536% due 10/25/35	105	99
Freddie Mac
6.000% due 2016	23	23
5.000% due 2018	585	583
5.000% due 2019	670	668
5.000% due 2020	1,225	1,218
5.500% due 2020	700	708
6.781% due 2030 (Ê)	1	1
5.000% due 2033	195	188
6.883% due 2034 (Ê)	72	72
5.870% due 2036 (Ê)	104	106
5.919% due 2036 (Ê)	208	212
5.969% due 2036 (Ê)	138	141
5.509% due 2037 (Ê)	150	152

	Principal Amount ($) or Shares	Market Value $
5.529% due 2037 (Ê)	415	418
5.698% due 2037 (Ê)	88	89
5.707% due 2037 (Ê)	568	569
5.730% due 2037 (Ê)	222	222
5.767% due 2037 (Ê)	183	185
5.809% due 2037 (Ê)	181	184
5.855% due 2037 (Ê)	62	63
5.872% due 2037 (Ê)	85	87
5.500% due 2038	3,679	3,628
30 Year TBA (Ï)
5.500%	2,000	1,970
6.000%	1,900	1,919
Freddie Mac REMICS
Series 2000-226 Class F (Ê) 2.921% due 11/15/30	15	15
Series 2003-256 Class FJ (Ê) 2.871% due 02/15/33	126	126
Series 2003-262 Class AB 2.900% due 11/15/14	187	185
Series 2004-281 Class DF (Ê) 2.921% due 06/15/23	111	110
Series 2005-294 Class FA (Ê) 2.641% due 03/15/20	208	206
Series 2005-299 Class KF (Ê) 2.871% due 06/15/35	67	65
Series 2005-301 Class IM 5.500% due 01/15/31	146	14
Series 2006-313 Class FP (Ê) Zero coupon due 04/15/36	135	140
Series 2006-317 Class XI (Ê) Principal Only STRIP Zero coupon due 10/15/35	127	1
Series 2006-323 Class PA 6.000% due 03/15/26	248	254
Series 2007-330 Class GL (Ê) 10.971% due 04/15/37	68	90
Series 2007-333 Class AF (Ê) 2.621% due 10/15/20	1,801	1,764
Series 2007-333 Class BF (Ê) 2.621% due 07/15/19	324	318
Series 2007-333 Class FT (Ê) 2.621% due 08/15/19	1,290	1,264
Series 2007-334 Class FA (Ê) 2.701% due 02/15/19	1,264	1,238
Ginnie Mae I
6.000% due 2029	12	12
6.000% due 2036	425	433
30 Year TBA (Ï)
5.500%	2,695	2,670

56	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ginnie Mae II (Ê)
6.375% due 2026	182	186
5.625% due 2027	11	11
4.750% due 2032	73	73
GMAC Commercial Mortgage Securities, Inc.
Series 1999-C2 Class A2 6.945% due 09/15/33	186	189
GMAC Mortgage Corp. Loan Trust
Series 2004-JR1 Class A6 (Ê) 2.933% due 12/25/33	90	86
Series 2007-HE3 Class 1A1 7.000% due 09/25/37	86	69
Government National Mortgage Association (Ê)
Series 1999-40 Class FE 3.021% due 11/16/29	106	106
Series 2000-29 Class F 2.982% due 09/20/30	20	20
Greenwich Capital Commercial Funding Corp.
Series 2003-C2 Class A2 4.022% due 01/05/36	200	199
Series 2004-GG1 Class A7 5.317% due 06/10/36	465	457
Series 2007-GG9 Class A4 5.444% due 03/10/39	215	200
GS Mortgage Securities Corp. II
Series 2006-GG6 Class A4 5.553% due 04/10/38	320	308
Series 2006-GG8 Class AAB 5.535% due 11/10/39	200	194
GSR Mortgage Loan Trust
Series 2005-AR7 Class 6A1 5.248% due 11/25/35	252	236
Harborview Mortgage Loan Trust
Series 2005-4 Class 3A1 5.133% due 07/19/35	173	160
Series 2005-14 Class 3A1A 5.300% due 12/19/35	96	94
Series 2005-16 Class 3A1A (Ê) 2.733% due 01/19/36	415	310
Indymac Index Mortgage Loan Trust
Series 2005-AR1 Class A1 5.439% due 09/25/35	657	513
Series 2006-AR2 Class A2 (Ê) 2.563% due 11/25/36	99	94
Series 2006-AR3 Class 2A1A (Ê) 2.653% due 01/25/37	791	550

	Principal Amount ($) or Shares	Market Value $
Series 2006-AR9 Class 1A1 6.010% due 06/25/36	797	647
JP Morgan Alternative Loan Trust (Ê)
Series 2007-A2 Class 12A2 2.561% due 06/25/37	539	484
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIB Class A2 6.244% due 04/15/35	92	94
Series 2004-LN2 Class A1 4.475% due 07/15/41	329	322
Series 2005-LDP Class A3A1 4.871% due 10/15/42	210	206
Series 2005-LDP Class A4 4.918% due 10/15/42	325	307
5.345% due 12/15/44	390	376
Series 2006-CB1 Class A4 5.552% due 05/12/45	220	210
Series 2006-LDP Class A3 5.336% due 05/15/47	305	286
Series 2006-LDP Class A3B 5.447% due 05/15/45	250	238
Series 2006-LDP Class A4 6.065% due 04/15/45	650	638
5.399% due 05/15/45	290	275
Series 2007-CB1 Class A4 5.440% due 06/12/47	1,200	1,116
5.937% due 02/12/49	1,080	1,027
Series 2007-LDP Class A3 5.420% due 01/15/49	975	904
JP Morgan Mortgage Trust (Ê)
Series 2005-A1 Class 6T1 5.025% due 02/25/35	129	122
Series 2007-A1 Class 2A2 4.744% due 07/25/35	805	772
LB-UBS Commercial Mortgage Trust
Series 2006-C1 Class A4 5.156% due 02/15/31	1,000	941
Series 2006-C3 Class A4 5.661% due 03/15/39	210	204
Series 2006-C4 Class A4 6.080% due 06/15/38	105	103
Series 2007-C6 Class A4 5.858% due 07/15/40	270	258
Lehman Mortgage Trust
Series 2005-3 Class 1A3 5.500% due 01/25/36	602	573
Series 2006-8 Class 2A1 (Ê) 2.903% due 12/25/36	843	639

Core Bond Fund	57

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lehman XS Trust (Ê)
Series 2005-5N Class 3A1A 2.783% due 11/25/35	474	355
Series 2006-16N Class A4A 2.673% due 11/25/46	789	560
Series 2007-7N Class 1A2 2.723% due 06/25/47	945	617
Mastr Adjustable Rate Mortgages Trust (Ê)
Series 2004-13 Class 3A4 3.787% due 11/21/34	148	146
Series 2006-OA2 Class 4A1A 4.644% due 12/25/46	805	594
Mastr Alternative Loans Trust
Series 2003-4 Class B1 5.683% due 06/25/33	188	170
Series 2004-10 Class 5A6 5.750% due 09/25/34	170	136
Mastr Asset Securitization Trust (Ê)
Series 2003-7 Class 4A35 2.883% due 09/25/33	219	207
Series 2004-4 Class 2A2 2.933% due 04/25/34	82	80
Mellon Residential Funding Corp. (Ê)
Series 2000-TBC Class A1 2.994% due 06/15/30	173	163
Merrill Lynch Floating Trust (Ê)(Þ)
Series 2006-1 Class A1 2.541% due 06/15/22	841	791
Merrill Lynch Mortgage Investors, Inc. (Ê)
Series 2005-A10 Class A 2.693% due 02/25/36	97	78
MLCC Mortgage Investors, Inc. (Ê)
Series 2004-HB1 Class A2 3.544% due 04/25/29	38	36
Series 2005-3 Class 5A 2.733% due 11/25/35	57	49
Morgan Stanley Capital I
Series 2005-IQ1 Class AAB 5.178% due 09/15/42	415	404
Series 2006-HQ1 Class A4 5.328% due 11/12/41	130	123
Series 2006-HQ8 Class A4 5.560% due 03/12/44	310	298
Series 2006-HQ9 Class A4 5.731% due 07/12/44	295	286
Series 2007-IQ1 Class A4 5.809% due 12/12/49	320	304

	Principal Amount ($) or Shares	Market Value $
MortgageIT Trust (Ê)
Series 2005-AR1 Class 1A1 2.733% due 11/25/35	486	362
Prime Mortgage Trust (Ê)
Series 2004-CL1 Class 1A2 2.883% due 02/25/34	37	34
Residential Accredit Loans, Inc.
Series 2004-QS5 Class A6 (Ê) 3.083% due 04/25/34	56	50
Series 2004-QS8 Class A4 (Ê) 2.883% due 06/25/34	275	256
Series 2005-QA8 Class NB3 5.479% due 07/25/35	247	220
Series 2005-QO5 Class A1 (Ê) 4.794% due 01/25/46	568	438
Series 2005-QS1 Class 2A3 5.750% due 09/25/35	710	643
Series 2006-QS6 Class 1A13 6.000% due 06/25/36	345	308
Series 2007-QH9 Class A1 6.549% due 11/25/37	975	770
Residential Asset Securities Corp. (Ê)
Series 2003-KS4 Class AIIB 3.063% due 06/25/33	47	33
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2 (Ê) 2.933% due 02/25/34	314	279
Series 2007-A5 Class 2A3 6.000% due 05/25/37	126	112
Residential Funding Mortgage Securities I
Series 2003-S5 Class 1A2 (Ê) 2.933% due 11/25/18	170	170
Series 2003-S14 Class A5 (Ê) 2.883% due 07/25/18	181	180
Series 2003-S20 Class 1A7 (Ê) 2.983% due 12/25/33	63	60
Series 2005-SA4 Class 2A1 5.204% due 09/25/35	688	653
Series 2006-SA4 Class 2A1 6.123% due 11/25/36	454	435
Sequoia Mortgage Trust (Ê)
Series 2001-5 Class A 2.833% due 10/19/26	62	59
Small Business Administration
Series 2000-P10 Class 1 7.449% due 08/10/10	5	5

58	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Small Business Administration Participation Certificates
Series 2005-20G Class 1 4.750% due 07/01/25	842	812
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-5 Class 3A1 4.380% due 05/25/34	140	128
Series 2004-12 Class 3A2 5.250% due 09/25/34	65	55
Series 2004-16 Class 3A1 5.450% due 11/25/34	242	223
Series 2005-21 Class 7A1 6.021% due 11/25/35	1,229	1,026
Series 2006-12 Class 2A1 5.963% due 01/25/37	837	647
Structured Asset Mortgage Investments, Inc. (Ê)
Series 2005-AR5 Class A3 2.733% due 07/19/35	166	137
Series 2006-AR2 Class A1 2.713% due 02/25/36	582	417
Series 2006-AR8 Class A1A 2.683% due 10/25/36	808	575
Series 2007-AR6 Class A1 5.294% due 11/25/37	981	729
Structured Asset Securities Corp.
Series 2004-21X Class 1A3 4.440% due 12/25/34	373	374
Thornburg Mortgage Securities Trust (Ê)
Series 2003-2 Class A1 3.163% due 04/25/43	81	79
Series 2006-5 Class A1 2.603% due 09/25/46	716	690
Series 2006-6 Class A1 2.593% due 11/25/11	132	127
Wachovia Bank Commercial Mortgage Trust
Series 2005-C21 Class A4 5.384% due 10/15/44	1,000	968
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-4 Class CB11 5.500% due 06/25/35	90	76
Series 2007-OA1 Class 2A (Ê) 4.514% due 12/25/46	744	528

	Principal Amount ($) or Shares	Market Value $
Washington Mutual Mortgage Pass Through Certificates
Series 2003-S9 Class A2 (Ê) 3.033% due 10/25/33	325	310
Series 2004-AR3 Class A2 4.243% due 06/25/34	159	156
Series 2005-AR1 Class 1A1 4.833% due 10/25/35	274	270
Series 2005-AR1 Class A1A1 (Ê) 2.773% due 10/25/45	36	28
2.743% due 11/25/45	887	679
2.753% due 12/25/45	441	340
Series 2005-AR6 Class B3 (Ê) 3.143% due 04/25/45	197	69
Series 2006-AR1 Class 3A1A (Ê) 4.714% due 09/25/46	740	523
Series 2006-AR2 Class 1A1 5.305% due 03/25/37	766	738
Series 2007-HY3 Class 4A1 5.349% due 03/25/37	850	793
Series 2007-HY3 Class 4B1 5.349% due 03/25/37	125	91
Series 2007-HY4 Class 1A1 (Ê) 5.553% due 04/25/37	152	144
Wells Fargo Alternative Loan Trust
Series 2007-PA6 Class A1 6.600% due 12/26/37	876	699
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR6 Class A1 (Ê) 5.036% due 04/25/35	716	676
Series 2006-2 Class 2A3 5.500% due 03/25/36	415	406
Series 2006-AR2 Class 2A1 4.950% due 03/25/36	301	290
Series 2007-8 Class 1A16 6.000% due 07/25/37	347	326
Series 2007-10 Class 2A5 6.250% due 07/25/37	167	160

		233,711

Municipal Bonds - 0.5%
Los Angeles Unified School District General Obligation Unlimited (m)
4.500% due 07/01/22	400	396
Michigan State University Revenue Bonds (Ê)(m)
2.423% due 02/15/37	340	273

Core Bond Fund	59

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

New York City Municipal Water Finance Authority Revenue Bonds
4.750% due 06/15/37	1,300	1,266

		1,935

Non-US Bonds - 0.6%
Argentina Bocon
Series PR12 2.000% due 01/03/16	ARS 28	15
Bombardier, Inc. (Å)
7.250% due 11/15/16	EUR 125	188
Brazilian Government International Bond
12.500% due 01/05/22	BRL 300	188
Federative Republic of Brazil
10.250% due 01/10/28	BRL 1,400	738
Hellas Telecommunications Luxembourg V (Ê)
Series REGS 8.247% due 10/15/12	EUR 125	180
Hungary Government Bond
Series 12/C 6.000% due 10/24/12	HUF 59,750	354
Impress Holdings B.V.
7.872% due 09/15/13	EUR 125	181
Ineos Group Holdings PLC
Series REGS 7.875% due 02/15/16	EUR 125	128
UBS AG	EUR 270	157

		2,129

United States Government Treasuries - 4.6%
United States Treasury Inflation Indexed Bonds
2.000% due 01/15/26 (Ñ)	1,299	1,287
2.375% due 01/15/27	213	223
United States Treasury Notes (Ñ)
3.625% due 12/31/12	3,461	3,514
2.500% due 03/31/13	6,544	6,313
5.125% due 05/15/16	283	309
8.750% due 08/15/20	1,398	1,970
6.000% due 02/15/26	1,440	1,686
6.125% due 11/15/27	1,101	1,317
4.750% due 02/15/37	415	429

		17,048

Total Long-Term Investments
(cost $370,176)		358,725

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 0.0%
Auto and Transportation - 0.0%
Northwest Airlines Corp. (Æ)	18	—

Total Common Stocks
(cost $103)		—

Preferred Stocks - 0.4%
Financial Services - 0.4%
Bank of America Corp. (Ñ)	1,000	885
DG Funding Trust (Æ)(Å)	49	487

Total Preferred Stocks
(cost $1,517)		1,372

	Notional Amount
Options Purchased - 0.1%
(Number of Contracts)
Swaptions
(Fund Pays/Fund Receives)
USD Three Month LIBOR/USD
3.150%
Dec 2008 0.00 Call (2)	USD 18,500	51
USD Three Month LIBOR/USD
3.000%
Feb 2009 0.00 Call (1)	USD 24,400	58
USD Three Month LIBOR/USD
3.150%
Feb 2009 0.00 Call (1)	USD 8,700	26
USD Three Month LIBOR/USD
3.500%
Feb 2009 0.00 Call (1)	USD 13,200	63
USD Three Month LIBOR/USD
3.600%
Jul 2009 0.00 Call (1)	USD 2,300	12
USD Three Month LIBOR/USD
3.450%
Aug 2009 0.00 Call (5)	USD 17,900	83

Total Options Purchased
(cost $850)		293

60	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 16.5%
American Express Bank FSB (Ê)
Series BKNT 2.481% due 10/16/08	300	300
AES Corp. (The)(Ñ)
9.500% due 06/01/09	125	128
AMFM, Inc.
8.000% due 11/01/08	50	51
Bank of America NA
Series BKNT (Ê) 2.786% due 06/12/09	700	698
BNP Paribas (ç)(ž)
Zero coupon due 07/02/08	1,015	1,015
Calyon NY (ž)
2.689% due 01/16/09	300	300
Caterpillar Financial Services Corp.
2.779% due 05/18/09 (Ê)	1,100	1,097
Citibank Omni-S Master Trust (ž)
3.570% due 10/23/08	700	692
3.580% due 10/23/08	2000	1,977
Citigroup Funding, Inc. (Ê)
2.667% due 12/08/08	100	99
2.481% due 04/23/09	100	99
2.809% due 06/26/09	200	197
Citigroup Global Markets Holdings, Inc. (Ê)
Series MTNA 2.914% due 03/17/09	200	198
Citigroup, Inc.(Ê)
2.939% due 01/30/09	100	99
Countrywide Financial Corp. (Ê)
2.796% due 09/02/08 (Ê)(Ñ)	570	566
2.868% due 01/05/09	150	147
Daimler Finance North America LLC (Ê)
3.138% due 03/13/09	400	399
3.218% due 03/13/09 (Ñ)	300	299
Deutsche Telekom International Finance BV (Ê)
2.981% due 03/23/09	300	298
Dexia Credit SA (ž)
2.329% due 09/29/08	1,100	1,099
Federal Home Loan Bank Discount Notes (ž)(Ñ)
Zero coupon due 07/07/08 (ç)	1,340	1,340
Zero coupon due 07/09/08 (ç)	160	160
Zero coupon due 09/17/08	3,255	3,237

	Principal Amount ($) or Shares	Market Value $
Federal National Mortgage Association Discount Notes (ç)(ž)
Zero coupon due 07/21/08 (§)	1,826	1,824
Zero coupon due 07/30/08	640	639
Zero coupon due 08/04/08	1,305	1,302
Zero coupon due 09/17/08 (Ñ)	9,475	9,422
Ferro Corp.
9.125% due 01/01/09	125	129
Fortis Bank
2.623% due 09/30/08	300	300
France Bons Du Tresor
Zero coupon due 08/21/08	1,000	1,565
Freddie Mac Discount Notes (ž)
2.170% due 07/21/08 (ç)(§)	27	27
Zero coupon due 07/21/08	1,271	1,269
Zero coupon due 07/23/08 (ç)	1,430	1,428
Zero coupon due 09/15/08	4,580	4,554
Gazinvest Luxembourg SA for Gazprombank
7.250% due 10/30/08	160	161
General Electric Capital Corp. (Ê)
Series MTNA 3.007% due 07/28/08	700	700
General Electric Co.(Ê)(Ñ)
2.717% due 12/09/08	200	200
Goldman Sachs Group, Inc. (The) (Ê)
Series MTNB 2.891% due 12/22/08	300	293
2.841% due 12/23/08 (Ê)	600	598
2.851% due 03/30/09 (Ê)	400	398
Jefferson-Pilot Capital Trust B (Ê)(Þ)
2.582% due 11/14/08	1,200	1,196
Lehman Brothers Holdings, Inc. (Ê)
2.774% due 04/03/09 (Ñ)	400	388
3.010% due 01/23/09	600	587
Merrill Lynch & Co., Inc.
Series MTN (Ê) 2.808% due 05/08/09	900	881
Morgan Stanley (Ê)
Series GMTN 2.844% due 02/09/09	500	495
2.820% due 05/07/09 (Ê)	300	295
Nordea Bank Finland PLC (ž)
3.028% due 04/09/09	400	400
Parker Hannifin Employee Stock Ownership Trust (Þ)
6.340% due 07/15/08	28	28

Core Bond Fund	61

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rabobank USA Financial Corp. (ž)(ç)
Zero coupon due 07/14/08	1,025	1,024
Reckson Operating Partnership, LP
7.750% due 03/15/09	25	25
Russell Investment Company Money Market Fund	10,763,000	10,763
Santander US Debt SA Unipersonal (Ê)(Þ)
2.683% due 11/20/08	500	499
Skandinaviska Enskilda Banken (ž)(ç)
2.618% due 08/21/08	400	400
Telefonica Emisiones SAU (Ê)
3.103% due 06/19/09	300	298
Transocean, Inc. (Ê)
2.873% due 09/05/08	200	200
Unicredit Luxembourg Finance SA (Ê)(Þ)
2.970% due 10/24/08	1,000	999
United States Treasury Bills (ç)(ž)
1.873% due 08/28/08 (§)	100	100
1.875% due 09/11/08	500	498
Verizon Communications, Inc. (Ê)
2.734% due 04/03/09	500	499
VTB Capital SA (Ê)(Þ)
3.384% due 08/01/08	230	228
Wachovia Mortgage FSB (Ê)
Series BKNT 2.798% due 05/08/09	1,000	994
Westpactrust Securities NZ Ltd. (ž)
2.770% due 09/18/08	1,200	1,192

Total Short-Term Investments
(cost $61,346)		61,293

Other Securities - 11.0%
State Street Securities Lending Quality Trust (×)	41,109,194	41,109

Total Other Securities
(cost $41,109)		41,109

Total Investments - 124.3%
(identified cost $475,000)		462,792

Other Assets and Liabilities, Net - (24.3%)		(90,408)

Net Assets - 100.0%		372,384

See accompanying notes which are an integral part of the financial statements.

62	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures expiration date 12/08 (5)	EUR	1,184	—
expiration date 03/09 (5)	EUR	1,184	—
expiration date 06/09 (5)	EUR	1,184	(1)
Eurodollar Futures (CME) expiration date 09/08 (39)	USD	9,464	4
expiration date 12/08 (178)	USD	43,085	510
expiration date 03/09 (62)	USD	14,985	11
expiration date 06/09 (64)	USD	15,435	(46)
expiration date 09/09 (43)	USD	10,343	(49)
expiration date 12/09 (30)	USD	7,195	(44)
expiration date 03/10 (17)	USD	4,069	(18)
Federal Funds Target Rate Futures expiration date 08/08 (3)	USD	1,224	1
expiration date 09/08 (3)	USD	1,223	2
Germany, Federal Republic 5 Year Bonds (Germany) expiration date 09/08 (32)	EUR	3,385	(56)
Germany, Federal Republic 10 Year Bonds (Germany) expiration date 09/08 (17)	EUR	1,880	(46)
Germany, Federal Republic 30 Year Bonds (Germany) expiration date 09/08 (10)	EUR	867	(6)
LIBOR Futures
expiration date 12/08 (12)	GBP	1,407	(42)
expiration date 06/09 (5)	GBP	587	(5)
expiration date 12/09 (1)	GBP	117	(3)
Three Month Short Sterling Interest Rate Futures (UK) expiration date 09/08 (22)	GBP	2,582	(42)
expiration date 03/09 (8)	GBP	938	(4)
UK Treasury Bond Futures (UK) expiration date 09/08 (6)	GBP	626	(10)
United States Treasury 2 Year Notes expiration date 09/08 (35)	USD	7,392	37
United States Treasury 5 Year Notes expiration date 09/08 (116)	USD	12,824	33
United States Treasury 10 Year Notes expiration date 09/08 (33)	USD	3,760	8
United States Treasury Bonds expiration date 09/08 (111)	USD	12,831	193

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $
Short Positions
Eurodollar Futures (CME) expiration date 12/09 (3)	USD	720	4
Germany, Federal Republic 2 Year Bonds (Germany) expiration date 09/08 (7)	EUR	716	8
United States Treasury 5 Year Notes expiration date 09/08 (138)	USD	15,257	(133)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			306

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	63

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands

Options Written (Number of Contracts)	Notional Amount	Market Value $

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD
4.300%
Dec 2008 0.00 Call (2)	6,100	(81)
USD Three Month LIBOR/USD
3.950%
Feb 2009 0.00 Call (1)	10,600	(101)
USD Three Month LIBOR/USD
4.250%
Feb 2009 0.00 Call (1)	2,900	(40)
USD Three Month LIBOR/USD
4.300%
Feb 2009 0.00 Call (1)	3,800	(57)
USD Three Month LIBOR/USD
4.600%
Feb 2009 0.00 Call (1)	1,300	(28)
USD Three Month LIBOR/USD
4.200%
Jul 2009 0.00 Call (1)	1,000	(14)
USD Three Month LIBOR/USD
4.150%
Aug 2009 0.00 Call (1)	600	(8)
USD Three Month LIBOR/USD
4.400%
Aug 2009 0.00 Call (5)	5,500	(108)

United States Treasury Notes 10 Year Futures
Aug 2008 117.00 Call (26)	USD 26	(10)
Aug 2008 111.00 Put (26)	USD 26	(10)

Total Liability for Options Written (premiums received $926)		(457)

See accompanying notes which are an integral part of the financial statements.

64	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	56	AUD	59	07/24/08	—
USD	680	AUD	724	09/17/08	7
USD	926	BRL	1,489	07/02/08	2
USD	1,727	BRL	2,872	07/02/08	64
USD	50	BRL	82	10/15/08	—
USD	690	CAD	706	09/17/08	2
USD	1,354	CAD	1,377	09/17/08	(4)
USD	698	CHF	732	09/17/08	19
USD	356	CNY	2,451	08/20/08	4
USD	9	EUR	6	07/01/08	—
USD	62	EUR	39	07/01/08	—
USD	866	EUR	562	07/09/08	19
USD	2,092	EUR	1,331	09/17/08	(5)
USD	8	GBP	4	07/01/08	—
USD	100	GBP	50	07/02/08	—
USD	687	GBP	349	09/17/08	5
USD	489	INR	19,564	08/12/08	(38)
USD	630	JPY	66,351	09/17/08	(2)
USD	690	JPY	73,762	09/17/08	8
USD	1,522	KRW	1,483,537	08/04/08	(106)
USD	85	MYR	273	08/04/08	(2)
USD	181	MYR	585	08/04/08	(2)
USD	698	NOK	3,636	09/17/08	10
USD	36	PHP	1,609	08/22/08	—
USD	36	PHP	1,615	08/22/08	—
USD	37	PHP	1,656	08/22/08	—
USD	37	PHP	1,659	08/22/08	—
USD	37	PHP	1,669	08/22/08	—
USD	108	PHP	4,706	08/22/08	(3)
USD	176	PHP	7,651	08/22/08	(6)
USD	51	RUB	1,210	07/17/08	1
USD	1,121	SGD	1,538	07/30/08	11
AUD	745	USD	690	09/17/08	(17)
BRL	4,361	USD	2,490	07/02/08	(229)
BRL	1,425	USD	824	08/04/08	(57)
BRL	1,489	USD	903	10/15/08	(1)
CAD	713	USD	698	09/17/08	(1)
CHF	718	USD	690	09/17/08	(13)
EUR	532	USD	822	07/09/08	(15)
EUR	690	USD	1,069	07/09/08	(16)
EUR	576	USD	906	07/24/08	—
EUR	982	USD	1,528	07/24/08	(16)
EUR	442	USD	687	09/17/08	(6)
EUR	449	USD	690	09/17/08	(14)
EUR	454	USD	698	09/17/08	(14)
EUR	481	USD	747	09/17/08	(8)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
GBP	36	USD	71	08/11/08	(1)
GBP	42	USD	83	08/11/08	—
GBP	109	USD	213	08/21/08	(4)
GBP	356	USD	690	09/17/08	(15)
GBP	361	USD	698	09/17/08	(16)
HUF	55,118	USD	332	08/15/08	(34)
INR	19,432	USD	475	08/12/08	27
JPY	24,371	USD	226	07/30/08	(4)
JPY	73,683	USD	698	09/17/08	1
KRW	1,483,537	USD	1,421	08/04/08	5
NZD	905	USD	684	09/17/08	3
NZD	930	USD	698	09/17/08	(2)
RUB	1,210	USD	51	07/10/08	(1)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(464)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	65

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	6,500	5.473%	Three Month LIBOR	06/14/11	298
Bank of America	USD	1,800	5.548%	Three Month LIBOR	06/14/16	123
Bank of America	USD	1,100	5.000%	Three Month LIBOR	12/17/28	(1)
Bank of America	USD	800	Three Month LIBOR	5.000%	12/17/28	9
Bank of America	USD	1,500	5.628%	Three Month LIBOR	06/16/36	152
Bank of America	USD	600	Three Month LIBOR	5.000%	12/17/38	3
Barclays Bank PLC	BRL	100	11.360%	Brazil Interbank Deposit Rate	01/04/10	(3)
Barclays Bank PLC	EUR	1,800	Six Month LIBOR	5.000%	06/11/10	16
Barclays Bank PLC	EUR	430	4.750%	Six Month LIBOR	07/04/17	(14)
Barclays Bank PLC	EUR	330	4.750%	Six Month LIBOR	12/17/18	(12)
Barclays Bank PLC	EUR	370	Six Month LIBOR	4.750%	12/17/18	13
Barclays Bank PLC	EUR	380	5.000%	Six Month LIBOR	12/17/38	4
Barclays Bank PLC	EUR	410	Six Month LIBOR	5.000%	12/17/38	—
Barclays Bank PLC	GBP	100	6.000%	Six Month LIBOR	12/20/08	—
Barclays Bank PLC	GBP	160	5.250%	Six Month LIBOR	12/17/13	(10)
Barclays Bank PLC	SEK	900	Three Month LIBOR	4.750%	12/17/13	5
Barclays Bank PLC	SEK	720	4.750%	Three Month LIBOR	12/17/13	(4)
Barclays Bank PLC	SEK	16,700	Three Month LIBOR	5.000%	12/17/18	68
Barclays Bank PLC	SEK	3,500	5.000%	Three Month LIBOR	12/17/18	(13)
Barclays Bank PLC	USD	510	4.250%	Three Month LIBOR	12/17/13	(5)
Barclays Bank PLC	USD	80	Three Month LIBOR	4.250%	12/17/13	1
Barclays Bank PLC	USD	580	5.000%	Three Month LIBOR	12/17/38	(1)
Bear Stearns	USD	2,800	Three Month LIBOR	5.282%	08/20/12	(201)
BNP Paribas	EUR	500	2.090%	Consumer Price Index (France)	10/15/10	(12)
Citibank	EUR	180	Six Month LIBOR	4.750%	12/17/18	7
Citibank	EUR	410	5.000%	Six Month LIBOR	12/17/38	4
Citibank	HUF	45,000	8.200%	Six Month LIBOR	04/21/13	(2)
Citibank	JPY	145,000	1.645%	Six Month LIBOR	04/25/18	(24)
Citibank	SEK	1,300	4.750%	Three Month LIBOR	12/17/13	(7)
Citibank	SEK	1,700	5.000%	Three Month LIBOR	12/17/18	(6)
Citibank	USD	1,600	Three Month LIBOR	5.000%	12/17/38	9
Citigroup Global Markets Inc.	USD	3,080	4.228%	Three Month LIBOR	06/10/11	(3)
Citigroup Global Markets Inc.	USD	5,130	Three Month LIBOR	4.206%	06/11/11	(7)
Citigroup Global Markets Inc.	USD	750	Three Month LIBOR	5.058%	06/10/19	(8)
Citigroup Global Markets Inc.	USD	1,250	Three Month LIBOR	4.970%	06/11/19	(5)
Credit Suisse First Boston	CAD	480	3.793%	Three Month LIBOR	06/05/13	(4)
Credit Suisse First Boston	CAD	630	4.080%	Three Month LIBOR	06/10/13	3
Credit Suisse First Boston	EUR	740	Six Month LIBOR	4.500%	12/17/10	18
Credit Suisse First Boston	EUR	800	4.792%	Six Month LIBOR	03/18/11	(12)
Credit Suisse First Boston	EUR	2,410	4.774%	Six Month LIBOR	03/18/11	(36)
Credit Suisse First Boston	EUR	130	4.500%	Six Month LIBOR	12/17/13	(5)
Credit Suisse First Boston	EUR	120	4.500%	Six Month LIBOR	12/17/13	(5)
Credit Suisse First Boston	EUR	100	4.500%	Six Month LIBOR	12/17/13	(4)
Credit Suisse First Boston	EUR	780	Six Month LIBOR	4.696%	03/18/16	23
Credit Suisse First Boston	EUR	2,330	Six Month LIBOR	4.668%	03/18/16	73

See accompanying notes which are an integral part of the financial statements.

66	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Credit Suisse First Boston	EUR	190	Six Month LIBOR	4.750%	12/17/18	7
Credit Suisse First Boston	EUR	310	4.965%	Six Month LIBOR	03/18/24	(6)
Credit Suisse First Boston	EUR	920	4.934%	Six Month LIBOR	03/18/24	(23)
Credit Suisse First Boston	EUR	930	5.000%	Six Month LIBOR	12/17/38	24
Credit Suisse First Boston	GBP	100	5.000%	Six Month LIBOR	06/15/09	(2)
Credit Suisse First Boston	GBP	100	Six Month LIBOR	5.250%	12/17/13	6
Credit Suisse First Boston	JPY	162,000	Six Month LIBOR	2.099%	06/13/18	(34)
Credit Suisse First Boston	SEK	1,700	5.000%	Six Month LIBOR	12/17/18	(6)
Credit Suisse First Boston	SEK	6,700	Three Month LIBOR	5.000%	12/17/18	27
Credit Suisse First Boston	USD	2,100	4.250%	Three Month LIBOR	12/17/13	(20)
Credit Suisse First Boston	USD	270	4.250%	Three Month LIBOR	12/17/13	(3)
Credit Suisse First Boston	USD	700	Three Month LIBOR	4.750%	12/17/18	3
Credit Suisse First Boston	USD	2,300	Three Month LIBOR	4.750%	12/17/23	48
Credit Suisse First Boston	USD	1,460	Three Month LIBOR	5.000%	12/17/38	8
Credit Suisse First Boston	USD	300	5.000%	Three Month LIBOR	12/17/38	(2)
Deutsche Bank	BRL	700	13.950%	Three Month LIBOR	01/02/12	8
Deutsche Bank	BRL	1,000	13.980%	Brazil Interbank Deposit Rate	01/02/12	12
Deutsche Bank	CAD	180	Three Month LIBOR	4.000%	12/17/13	1
Deutsche Bank	EUR	5,790	5.000%	Six Month LIBOR	06/11/10	(52)
Deutsche Bank	EUR	1,740	4.500%	Six Month LIBOR	12/17/10	(42)
Deutsche Bank	EUR	1,110	4.500%	Six Month LIBOR	12/17/10	(27)
Deutsche Bank	EUR	1,400	1.000%	4.750%	07/04/17	45
Deutsche Bank	EUR	680	4.750%	Six Month LIBOR	12/17/18	(25)
Deutsche Bank	EUR	310	Six Month LIBOR	5.000%	12/17/38	(4)
Deutsche Bank	EUR	960	5.000%	Six Month LIBOR	12/17/38	9
Deutsche Bank	JPY	105,000	1.183%	Six Month LIBOR	12/17/10	(3)
Deutsche Bank	JPY	276,000	1.181%	Six Month LIBOR	12/17/10	(8)
Deutsche Bank	JPY	290,000	1.183%	Six Month LIBOR	12/17/10	(8)
Deutsche Bank	JPY	139,000	1.160%	Six Month LIBOR	12/17/10	(5)
Deutsche Bank	JPY	67,000	Six Month LIBOR	1.703%	12/17/15	1
Deutsche Bank	JPY	175,000	Six Month LIBOR	1.699%	12/17/15	3
Deutsche Bank	JPY	184,000	Six Month LIBOR	1.691%	12/17/15	4
Deutsche Bank	JPY	88,000	Six Month LIBOR	1.641%	12/17/15	5
Deutsche Bank	JPY	114,000	Six Month LIBOR	2.075%	06/16/18	(21)
Deutsche Bank	JPY	14,000	2.595%	Six Month LIBOR	12/17/38	2
Deutsche Bank	JPY	35,000	2.594%	Six Month LIBOR	12/17/38	4
Deutsche Bank	JPY	37,000	2.585%	Six Month LIBOR	12/17/38	4
Deutsche Bank	JPY	18,000	2.540%	Six Month LIBOR	12/17/38	—
Deutsche Bank	USD	1,540	Three Month LIBOR	3.780%	12/24/10	5
Deutsche Bank	USD	2,290	Three Month LIBOR	3.868%	12/29/10	4
Deutsche Bank	USD	1,520	Three Month LIBOR	4.000%	12/29/10	(1)
Deutsche Bank	USD	3,670	Three Month LIBOR	3.658%	01/07/11	22
Deutsche Bank	USD	3,110	Three Month LIBOR	3.161%	01/28/11	50
Deutsche Bank	USD	1,700	3.750%	Three Month LIBOR	12/17/11	(21)
Deutsche Bank	USD	2,600	Three Month LIBOR	4.250%	12/17/13	25
Deutsche Bank	USD	6,000	4.250%	Three Month LIBOR	12/17/13	(58)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	67

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Deutsche Bank	USD	500	4.250%	Three Month LIBOR	12/17/13	(5)
Deutsche Bank	USD	500	4.250%	Three Month LIBOR	12/17/13	(5)
Deutsche Bank	USD	1,900	Three Month LIBOR	4.500%	12/17/15	15
Deutsche Bank	USD	1,350	4.520%	Three Month LIBOR	12/24/15	(9)
Deutsche Bank	USD	2,000	4.630%	Three Month LIBOR	12/29/15	(1)
Deutsche Bank	USD	1,300	4.745%	Three Month LIBOR	12/29/15	8
Deutsche Bank	USD	3,200	4.487%	Three Month LIBOR	01/07/16	(30)
Deutsche Bank	USD	2,700	4.224%	Three Month LIBOR	01/28/16	(70)
Deutsche Bank	USD	600	4.750%	Three Month LIBOR	12/17/18	(3)
Deutsche Bank	USD	300	4.750%	Three Month LIBOR	12/17/18	(1)
Deutsche Bank	USD	300	4.750%	Three Month LIBOR	12/17/18	(1)
Deutsche Bank	USD	600	Three Month LIBOR	5.000%	12/17/28	1
Deutsche Bank	USD	440	5.000%	Three Month LIBOR	12/17/38	—
Deutsche Bank	USD	1,510	Three Month LIBOR	5.000%	12/17/38	8
Deutsche Bank	USD	370	Three Month LIBOR	5.011%	12/24/38	2
Deutsche Bank	USD	550	Three Month LIBOR	5.121%	12/29/38	(7)
Deutsche Bank	USD	370	Three Month LIBOR	5.215%	12/29/38	(10)
Deutsche Bank	USD	880	Three Month LIBOR	5.017%	01/07/39	3
Deutsche Bank	USD	740	Three Month LIBOR	4.939%	01/28/39	12
Financial Directions Inc.	HUF	21,000	8.280%	Six Month LIBOR	04/04/13	(3)
Financial Directions Inc.	HUF	40,000	8.140%	Six Month LIBOR	04/18/13	(2)
Goldman Sachs	GBP	900	5.000%	Six Month LIBOR	06/15/09	(21)
Goldman Sachs	GBP	500	6.000%	Six Month LIBOR	06/19/09	(2)
HSBC	GBP	300	5.000%	Six Month LIBOR	09/17/13	(26)
JP Morgan	BRL	1,430	12.395%	Brazil Interbank Deposit Rate	01/04/10	(12)
JP Morgan	BRL	1,000	14.170%	Brazil Interbank Deposit Rate	01/03/11	(10)
JP Morgan	EUR	1,930	Six Month LIBOR	5.000%	06/11/10	17
JP Morgan	EUR	1,680	4.500%	Six Month LIBOR	12/17/10	(40)
JP Morgan	EUR	1,730	4.500%	Six Month LIBOR	12/17/10	(42)
JP Morgan	EUR	500	1.958%	Consumer Price Index (France)	04/10/12	(30)
JP Morgan	EUR	470	4.750%	Six Month LIBOR	07/04/17	(15)
JP Morgan	EUR	260	4.750%	Six Month LIBOR	12/17/18	(9)
JP Morgan	EUR	130	Six Month LIBOR	4.750%	12/17/18	5
JP Morgan	EUR	60	Six Month LIBOR	4.750%	12/17/18	2
JP Morgan	EUR	470	Six Month LIBOR	5.000%	12/17/38	(4)
JP Morgan	HUF	20,000	8.280%	Six Month LIBOR	04/04/13	(2)
JP Morgan	SEK	1,300	5.000%	Three Month LIBOR	12/17/18	(5)
JP Morgan	SEK	600	5.000%	Three Month LIBOR	12/17/18	(2)
JP Morgan	USD	1,700	3.750%	Three Month LIBOR	12/17/11	(21)
JP Morgan	USD	2,000	3.750%	Three Month LIBOR	12/17/11	(25)
JP Morgan	USD	1,700	4.250%	Three Month LIBOR	12/17/13	(16)
JP Morgan	USD	1,200	4.250%	Three Month LIBOR	12/17/13	14
JP Morgan	USD	600	Three Month LIBOR	4.250%	12/17/13	6
JP Morgan	USD	15,300	4.500%	Three Month LIBOR	12/17/15	(118)
JP Morgan	USD	1,900	Three Month LIBOR	4.500%	12/17/15	15
JP Morgan	USD	1,600	Three Month LIBOR	4.750%	12/17/18	7

See accompanying notes which are an integral part of the financial statements.

68	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

JP Morgan	USD	900	Three Month LIBOR	4.750%	12/17/18	4
JP Morgan	USD	1,500	Three Month LIBOR	4.750%	12/17/18	7
JP Morgan	USD	200	Three Month LIBOR	4.750%	12/17/18	1
JP Morgan	USD	300	Three Month LIBOR	4.750%	12/17/18	1
JP Morgan	USD	1,700	Three Month LIBOR	4.750%	12/17/23	35
JP Morgan	USD	6,000	Three Month LIBOR	4.750%	12/17/23	125
JP Morgan	USD	1,600	Three Month LIBOR	4.750%	12/17/23	33
JP Morgan	USD	800	Three Month LIBOR	5.000%	12/17/28	1
JP Morgan	USD	900	5.000%	Three Month LIBOR	12/17/28	(1)
JP Morgan	USD	200	5.000%	Three Month LIBOR	12/17/28	—
JP Morgan	USD	700	5.000%	Three Month LIBOR	12/17/38	(4)
JP Morgan	USD	660	5.000%	Three Month LIBOR	12/17/38	(4)
Lehman Brothers	EUR	2,060	Six Month LIBOR	5.000%	06/11/10	19
Lehman Brothers	EUR	900	Six Month LIBOR	4.500%	12/17/10	22
Lehman Brothers	EUR	2,190	4.328%	Six Month LIBOR	03/18/11	(60)
Lehman Brothers	EUR	1,390	4.400%	Six Month LIBOR	03/18/11	(36)
Lehman Brothers	EUR	2,100	Six Month LIBOR	4.500%	03/18/16	97
Lehman Brothers	EUR	1,340	Six Month LIBOR	4.470%	03/18/16	65
Lehman Brothers	EUR	500	4.750%	Six Month LIBOR	07/04/17	(16)
Lehman Brothers	EUR	1,000	4.750%	Six Month LIBOR	12/17/18	(36)
Lehman Brothers	EUR	820	4.875%	Six Month LIBOR	03/18/24	(29)
Lehman Brothers	EUR	530	4.793%	Six Month LIBOR	03/18/27	(25)
Lehman Brothers	EUR	1,040	5.000%	Six Month LIBOR	12/17/38	10
Lehman Brothers	EUR	540	Six Month LIBOR	5.000%	12/17/38	(5)
Lehman Brothers	EUR	550	Six Month LIBOR	5.000%	12/17/38	(5)
Lehman Brothers	EUR	240	Six Month LIBOR	5.000%	12/17/38	(1)
Lehman Brothers	JPY	241,000	1.188%	Six Month LIBOR	12/17/10	(7)
Lehman Brothers	JPY	153,000	Six Month LIBOR	1.709%	12/17/15	1
Lehman Brothers	JPY	31,000	2.648%	Six Month LIBOR	12/17/38	7
Lehman Brothers	USD	900	4.000%	Three Month LIBOR	12/17/10	1
Lehman Brothers	USD	6,920	4.170%	Three Month LIBOR	06/03/11	(12)
Lehman Brothers	USD	3,080	Three Month LIBOR	4.380%	06/11/11	6
Lehman Brothers	USD	2,300	4.478%	Three Month LIBOR	06/13/11	8
Lehman Brothers	USD	3,080	4.740%	Three Month LIBOR	06/17/11	26
Lehman Brothers	USD	1,690	4.928%	Three Month LIBOR	06/03/19	(2)
Lehman Brothers	USD	750	Three Month LIBOR	4.970%	06/11/19	(3)
Lehman Brothers	USD	560	Three Month LIBOR	5.040%	06/13/19	(5)
Lehman Brothers	USD	750	Three Month LIBOR	5.190%	06/17/19	(15)
Lehman Brothers	USD	200	Three Month LIBOR	5.000%	12/17/28	—
Lehman Brothers	USD	1,640	Three Month LIBOR	5.000%	12/17/38	9
Lehman Brothers	USD	730	5.000%	Three Month LIBOR	12/17/38	(4)
Lehman Brothers	USD	770	5.000%	Three Month LIBOR	12/17/38	(4)
Lehman Brothers	USD	340	5.000%	Three Month LIBOR	12/17/38	(2)
Merrill Lynch	BRL	700	11.980%	Brazil Interbank Deposit Rate	01/02/12	(26)
Merrill Lynch	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/12	(24)
Merrill Lynch	BRL	200	12.948%	Brazil Interbank Deposit Rate	01/04/10	(1)
Merrill Lynch	CAD	670	3.756%	Three Month LIBOR	06/03/13	(6)
Merrill Lynch	CAD	670	3.681%	Three Month LIBOR	06/04/13	(9)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	69

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Merrill Lynch	CAD	850	4.053%	Three Month LIBOR	06/11/13	3
Merrill Lynch	EUR	850	Six Month LIBOR	4.500%	12/17/10	20
Merrill Lynch	GBP	100	Six Month LIBOR	4.000%	12/15/35	4
Merrill Lynch	JPY	36,000	1.673%	Six Month LIBOR	04/28/18	(5)
Merrill Lynch	USD	800	4.000%	Three Month LIBOR	12/17/10	1
Merrill Lynch	USD	400	Three Month LIBOR	5.000%	12/17/38	2
Morgan Stanley	BRL	400	12.670%	Brazil Interbank Deposit Rate	01/04/10	(6)
Morgan Stanley	EUR	5,160	Six Month LIBOR	4.500%	12/17/13	208
Morgan Stanley	JPY	79,000	1.624%	Six Month LIBOR	04/25/18	(15)
Morgan Stanley	SEK	6,700	Three Month LIBOR	5.000%	12/17/18	27
Morgan Stanley	USD	9,500	4.000%	Three Month LIBOR	06/17/10	3
Morgan Stanley	USD	300	Three Month LIBOR	5.000%	12/17/18	(5)
Morgan Stanley	USD	200	Three Month LIBOR	5.000%	12/17/28	—
Morgan Stanley	USD	300	Three Month LIBOR	5.000%	12/17/38	2
Royal Bank of Scotland	CAD	620	Six Month LIBOR	3.740%	04/23/13	6
Royal Bank of Scotland	CAD	1,240	Three Month LIBOR	3.826%	04/24/13	6
Royal Bank of Scotland	CAD	620	Three Month LIBOR	3.899%	04/25/13	2
Royal Bank of Scotland	CAD	790	Three Month LIBOR	3.802%	04/29/13	5
Royal Bank of Scotland	CAD	460	Three Month LIBOR	3.750%	04/30/13	4
Royal Bank of Scotland	CAD	470	Three Month LIBOR	4.000%	12/17/13	2
Royal Bank of Scotland	CAD	350	Three Month LIBOR	4.000%	12/17/13	1
Royal Bank of Scotland	EUR	100	1.955%	Consumer Price Index (France)	03/28/12	(5)
Royal Bank of Scotland	EUR	150	Six Month LIBOR	4.750%	12/17/18	5
Royal Bank of Scotland	EUR	410	Six Month LIBOR	5.000%	12/17/38	(4)
Royal Bank of Scotland	GBP	540	Six Month LIBOR	5.250%	12/17/18	27
Royal Bank of Scotland	GBP	100	Six Month LIBOR	4.000%	12/15/36	25
Royal Bank of Scotland	SEK	1,400	5.000%	Three Month LIBOR	12/17/18	(5)
Royal Bank of Scotland	USD	2,100	4.000%	Three Month LIBOR	06/17/10	1
Royal Bank of Scotland	USD	300	Three Month LIBOR	5.000%	12/17/18	(5)
Royal Bank of Scotland	USD	200	Three Month LIBOR	5.000%	12/17/28	—
Royal Bank of Scotland	USD	570	5.000%	Three Month LIBOR	12/17/38	(3)
Salomon Smith Barney	HUF	21,000	8.470%	Six Month LIBOR	04/03/13	(1)
UBS	AUD	2,700	7.000%	Three Month LIBOR	09/15/09	(23)
UBS	AUD	300	7.500%	Three Month LIBOR	03/15/10	(1)
UBS	AUD	1,600	7.500%	Six Month LIBOR	03/15/11	(9)
UBS	BRL	400	12.410%	Brazil Interbank Deposit Rate	01/04/10	(6)
UBS	BRL	900	10.575%	Brazil Interbank Deposit Rate	01/02/12	(55)
UBS	GBP	660	Six Month LIBOR	5.250%	12/17/13	40
UBS	GBP	130	5.250%	Six Month LIBOR	12/17/13	(8)
UBS	JPY	14,000	1.500%	Six Month LIBOR	12/17/13	(1)
UBS	JPY	18,000	Six Month LIBOR	1.500%	12/17/13	1
UBS	JPY	26,000	Six Month LIBOR	1.500%	12/17/13	1
UBS	JPY	37,000	1.500%	Six Month LIBOR	12/17/13	(6)
UBS	SEK	690	Three Month LIBOR	4.750%	12/17/13	3
UBS	USD	700	Three Month LIBOR	5.000%	12/17/38	4

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $248						325

See accompanying notes which are an integral part of the financial statements.

70	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — June 30, 2008 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	350	0.090	08/25/37	(178)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	350	0.090	08/25/37	(178)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	200	0.760	01/25/38	(108)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	300	0.760	01/25/38	(162)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	400	0.090	08/25/37	(203)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	500	0.090	08/25/37	(254)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	350	0.090	08/25/37	(178)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	700	0.760	01/25/38	(378)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	500	0.760	01/25/38	(270)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	600	0.170	05/25/46	(477)
ABX - HE Index for Sub-Prime Home Equity Sector	Deutsche Bank	USD	500	0.110	05/25/46	(154)
CIT Group Inc.	Barclays Bank PLC	USD	600	5.650	03/20/13	(31)
CIT Group Inc.	JP Morgan	USD	200	5.170	03/20/13	(13)
Citigroup Inc.	Credit Suisse First Boston	USD	600	0.890	03/20/13	(11)
CMBS AAA Index	Morgan Stanley	USD	600	0.080	12/13/49	(56)
Dow Jones CDX High Volatility Index	Barclays Bank PLC	USD	300	(1.550)	06/20/13	—
Dow Jones CDX High Volatility Index	Citibank	USD	500	2.144	06/20/12	(30)
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	800	0.707	12/20/12	6
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	500	(1.550)	06/20/13	—
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	2,000	(1.550)	06/20/13	13
Dow Jones CDX High Volatility Index	Pershing LLC	USD	2,800	(1.550)	06/20/13	3
Federal Home Loan Mortgage Corp.	Barclays Bank PLC	USD	300	0.720	03/20/13	1
Ford Motor Credit Co.	Barclays Bank PLC	USD	1,000	6.150	09/20/12	(181)
Ford Motor Credit Co.	Goldman Sachs	USD	600	5.850	09/20/12	(113)
Gaz Capital for Gazprom	Barclays Bank PLC	USD	300	1.600	12/20/12	(6)
Gaz Capital for Gazprom	JP Morgan	USD	100	0.970	11/20/08	—
General Motors Acceptance Corp.	Lehman Brothers	USD	500	1.680	09/20/08	(12)
General Motors Acceptance Corp.	Merrill Lynch	USD	1,000	1.850	09/20/09	(156)
General Motors Acceptance Corp.	Morgan Stanley	USD	1,000	0.970	09/20/08	(28)
General Motors Corp.	Citibank	USD	2,000	4.630	12/20/12	(643)
Indonesia Government International Bond	Lehman Brothers	USD	100	0.400	12/20/08	—
JSC Gazprom	Morgan Stanley	USD	100	2.180	02/20/13	1
JSC Gazprom	Morgan Stanley	USD	1,000	2.480	02/20/13	24
Lehman Brothers	JP Morgan	USD	100	0.300	09/20/08	(1)
Mexico Government International Bond	Morgan Stanley	USD	100	0.750	01/20/12	(1)
SLM Corp.	Bank of America	USD	200	4.550	03/20/09	(1)
SLM Corp.	Citibank	USD	200	4.850	03/20/13	2

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($1,858)						(3,773)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	71

Russell Investment Funds

Core Bond Fund

Presentation of Portfolio Holdings — June 30, 2008 (Unaudited)

Categories	% of Net Assets

Asset-Backed Securities	3.9
Corporate Bonds and Notes	19.2
International Debt	4.3
Loan Agreements	0.4
Mortgage-Backed Securities	62.8
Municipal Bonds	0.5
Non-US Bonds	0.6
United States Government Treasuries	4.6
Common Stocks	— *
Preferred Stocks	0.4
Options Purchased	0.1
Short-Term Investments	16.5
Other Securities	11.0

Total Investments	124.3
Other Assets and Liabilities, Net	(24.3)

100.0

Futures Contracts	0.1
Options Written	(0.1)
Foreign Currency Exchange Contracts	(0.1)
Interest Rate Swap Contracts	0.1
Credit Default Swap Contracts	(1.0)

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

72	Core Bond Fund

Russell Investment Funds

Notes to Schedules of Investments — June 30, 2008 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(m)	Bond is insured by a guarantor.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(Ø)	In default.
(ß)	Illiquid security.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

Abbreviations:

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

ADR - American Depositary Receipt

ADS - American Depositary Share

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Foreign Currency Abbreviations:

ARS - Argentine peso	HKD - Hong Kong dollar	PLN - Polish zloty
AUD - Australian dollar	HUF - Hungarian forint	RUB - Russian ruble
BRL - Brazilian real	IDR - Indonesian rupiah	SEK - Swedish krona
CAD - Canadian dollar	ILS - Israeli shekel	SGD - Singapore dollar
CHF - Swiss franc	INR - Indian rupee	SKK - Slovakian koruna
CLP - Chilean peso	JPY - Japanese yen	THB - Thai baht
CNY - Chinese renminbi yuan	KES - Kenyan schilling	TRY - Turkish lira
COP - Colombian peso	KRW - South Korean won	TWD - Taiwanese dollar
CRC - Costa Rica colon	MXN - Mexican peso	USD - United States dollar
CZK - Czech koruna	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
DKK - Danish krone	NOK - Norweigian Krone	VND - Vietnamese dong
EGP - Egyptian pound	NZD - New Zealand dollar	ZAR - South African rand
EUR - Euro	PEN - Peruvian nouveau sol
GBP - British pound sterling	PHP - Philippine peso

Notes to Schedules of Investments	73

Russell Investment Funds

Statements of Assets and Liabilities — June 30, 2008 (Unaudited)

Amounts in thousands	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Real Estate Securities Fund	Core Bond Fund

Assets
Investments, at identified cost	$532,157	$286,589	$407,539	$523,710	$475,000
Investments, at market***	536,574	289,188	410,313	579,745	462,792
Cash	—	—	63	—	180
Cash (restricted)	—	—	2,914	—	1,387
Foreign currency holdings*	—	—	3,233	100	462
Unrealized appreciation on foreign currency exchange contracts	—	—	1,592	—	188
Receivables:
Dividends and interest	543	187	675	1,933	2,828
Dividends from affiliated money market funds	57	17	64	46	35
Investments sold	4,965	4,046	4,215	1,815	56,866
Fund shares sold	225	75	24	198	47
Foreign taxes recoverable	—	—	51	—	—
From Adviser	19	41	17	—	48
Daily variation margin on futures contracts	—	—	432	—	597
Prepaid expenses	2	1	2	2	1
Unrealized appreciation on index swap contracts	—	—	210	—	—
Interest rate swap contracts, at market value****	—	—	—	—	2,152
Credit default swap contracts, at market value*****	—	—	—	—	50

Total assets	542,385	293,555	423,805	583,839	527,633

Liabilities
Payables:
Investments purchased	3,987	3,102	4,290	2,716	106,726
Fund shares redeemed	30	46	58	389	203
Accrued fees to affiliates	296	168	318	355	187
Other accrued expenses	46	44	75	60	55
Daily variation margin on futures contracts	10	92	16	—	210
Unrealized depreciation on foreign currency exchange contracts	—	—	1,044	—	652
Options written, at market value**	—	—	362	—	457
Payable upon return of securities loaned	105,067	87,192	30,431	111,278	41,109
Interest rate swap contracts, at market value****	—	—	—	—	1,827
Credit default swap contracts, at market value*****	—	—	—	—	3,823

Total liabilities	109,436	90,644	36,594	114,798	155,249

Net Assets	$432,949	$202,911	$387,211	$469,041	$372,384

See accompanying notes which are an integral part of the financial statements.

74	Statements of Assets and Liabilities

Russell Investment Funds

Statements of Assets and Liabilities, continued — June 30, 2008 (Unaudited)

Amount in thousands	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Real Estate Securities Fund	Core Bond Fund

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,520	$264	$4,439	$2,169	$4,063
Accumulated net realized gain (loss)	(18,789)	(18,311)	(10,908)	(17,428)	2,527
Unrealized appreciation (depreciation) on:
Investments	4,417	2,599	2,774	56,035	(12,208)
Futures contracts	(1,116)	(318)	(1,836)	—	306
Options written	—	—	(5)	—	469
Credit default swap contracts	—	—	—	—	(1,915)
Index swap contracts	—	—	210	—	—
Interest rate swap contracts	—	—	—	—	77
Foreign currency-related transactions	—	—	576	1	(457)
Shares of beneficial interest	318	174	334	320	371
Additional paid-in capital	446,599	218,503	391,627	427,944	379,151

Net Assets	$432,949	$202,911	$387,211	$469,041	$372,384

Net Asset Value, offering and redemption price per share:
Net asset value per share******	$13.64	$11.63	$11.59	$14.65	$10.03
Net assets	$432,949,489	$202,911,069	$387,211,082	$469,041,032	$372,383,926
Shares outstanding ($.01 par value)	31,750,258	17,446,184	33,397,215	32,010,026	37,136,226
Amounts in thousands
* Foreign currency holdings - cost	$—	$—	$3,219	$100	$460
** Premiums received on options written	$—	$—	$357	$—	$926
*** Securities on loan included in investments	$109,599	$84,810	$29,948	$116,885	$40,249
**** Interest rate swap contracts - premiums paid (received)	$—	$—	$—	$—	$248
***** Credit default swap contracts - premiums paid (received)	$—	$—	$—	$—	$(1,858)
****** Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	75

Russell Investment Funds

Statements of Operations — For the Period Ended June 30, 2008 (Unaudited)

Amounts in thousands	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Real Estate Securities Fund	Core Bond Fund

Investment Income
Dividends	$4,177	$1,189	$7,842	$6,383	$62
Dividends from affiliated money market funds	403	139	530	262	375
Interest	11	8	17	—	9,344
Securities lending income	432	361	428	442	107
Less foreign taxes withheld	—	—	(851)	—	—

Total investment income	5,023	1,697	7,966	7,087	9,888

Expenses
Advisory fees	1,629	925	1,796	1,952	990
Administrative fees	112	51	100	122	90
Custodian fees	143	152	344	102	229
Transfer agent fees	10	4	9	11	8
Professional fees	46	32	50	44	37
Trustees’ fees	4	2	4	5	4
Printing fees	5	3	4	5	2
Miscellaneous	13	7	7	12	10

Expenses before reductions	1,962	1,176	2,314	2,253	1,370
Expense reductions	(20)	(97)	(19)	—	(110)

Net expenses	1,942	1,079	2,295	2,253	1,260

Net investment income (loss)	3,081	618	5,671	4,834	8,628

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(13,243)	(16,078)	(6,384)	(9,260)	2,404
Futures contracts	(1,587)	(199)	(5,009)	—	2,851
Options written	—	—	482	—	(1,147)
Credit default swap contracts	—	—	—	—	(250)
Index swap contracts	—	—	235	—	(283)
Interest rate swap contracts	—	—	—	—	1,172
Foreign currency-related transactions	—	—	1,106	(23)	418

Net realized gain (loss)	(14,830)	(16,277)	(9,570)	(9,283)	5,165

Net change in unrealized appreciation (depreciation) on:
Investments	(42,733)	(7,748)	(44,458)	(12,357)	(14,158)
Futures contracts	(818)	(288)	(1,461)	—	(2,287)
Options written	—	—	(3)	—	1,201
Credit default swap contracts	—	—	—	—	(1,192)
Index swap contracts	—	—	215	—	(51)
Interest rate swap contracts	—	—	—	—	(545)
Foreign currency-related transactions	—	—	278	(1)	(667)

Net change in unrealized appreciation (depreciation)	(43,551)	(8,036)	(45,429)	(12,358)	(17,699)

Net realized and unrealized gain (loss)	(58,381)	(24,313)	(54,999)	(21,641)	(12,534)

Net Increase (Decrease) in Net Assets from Operations	$(55,300)	$(23,695)	$(49,328)	$(16,807)	$(3,906)

See accompanying notes which are an integral part of the financial statements.

76	Statements of Operations

(This page intentionally left blank)

Russell Investment Funds

Statements of Changes in Net Assets

	Multi-Style Equity Fund		Aggressive Equity Fund
Amounts in thousands	Period Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Period Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,081	$4,740	$618	$925
Net realized gain (loss)	(14,830)	42,430	(16,277)	19,170
Net change in unrealized appreciation (depreciation)	(43,551)	(3,082)	(8,036)	(12,030)

Net increase (decrease) in net assets from operations	(55,300)	44,088	(23,695)	8,065

Distributions
From net investment income	(2,984)	(4,459)	(354)	(866)
From net realized gain	(3,972)	(19,120)	(44)	(29,590)

Net decrease in net assets from distributions	(6,956)	(23,579)	(398)	(30,456)

Share Transactions
Net increase (decrease) in net assets from share transactions	15,283	41,906	(1,923)	27,672

Total Net Increase (Decrease) in Net Assets	(46,973)	62,415	(26,016)	5,281

Net Assets
Beginning of period	479,922	417,507	228,927	223,646

End of period	$432,949	$479,922	$202,911	$228,927

Undistributed (overdistributed) net investment income included in net assets	$1,520	$1,423	$264	$—

See accompanying notes which are an integral part of the financial statements.

78	Statements of Changes in Net Assets

Non-U.S. Fund		Real Estate Securities Fund		Core Bond Fund
Period Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Period Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Period Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

$5,671	$6,991	$4,834	$10,443	$8,628	$15,000
(9,570)	47,882	(9,283)	51,349	5,165	3,830
(45,429)	(16,201)	(12,358)	(159,351)	(17,699)	3,043

(49,328)	38,672	(16,807)	(97,559)	(3,906)	21,873

—	(10,855)	(2,603)	(13,544)	(4,579)	(16,240)
(3,345)	(75,619)	—	(65,161)	(2,030)	—

(3,345)	(86,474)	(2,603)	(78,705)	(6,609)	(16,240)

8,198	109,604	(358)	39,596	36,832	74,651

(44,475)	61,802	(19,768)	(136,668)	26,317	80,284

431,686	369,884	488,809	625,477	346,067	265,783

$387,211	$431,686	$469,041	$488,809	$372,384	$346,067

$4,439	$(1,232)	$2,169	$(62)	$4,063	$14

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	79

Russell Investment Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Multi-Style Equity Fund
June 30, 2008*	15.65	.10	(1.88)	(1.78)	(.10)	(.13)	—
December 31, 2007	14.93	.16	1.37	1.53	(.16)	(.65)	—
December 31, 2006	13.37	.14	1.55	1.69	(.13)	—	—
December 31, 2005	12.60	.12	.79	.91	(.14)	—	—
December 31, 2004	11.56	.11	1.02	1.13	(.09)	—	—
December 31, 2003	9.04	.08	2.51	2.59	(.07)	—	—
Aggressive Equity Fund
June 30, 2008*	12.99	.04	(1.38)	(1.34)	(.02)	— (e)	—
December 31, 2007	14.45	.06	.40	.46	(.05)	(1.87)	—
December 31, 2006	14.40	.03	2.10	2.13	(.03)	(2.05)	—
December 31, 2005	14.90	.03	.90	.93	(.03)	(1.40)	—
December 31, 2004	13.47	.02	1.95	1.97	(.02)	(.52)	—
December 31, 2003	9.26	.01	4.21	4.22	(.01)	—	—
Non-U.S. Fund
June 30, 2008*	13.20	.17	(1.68)	(1.51)	—	(.10)	—
December 31, 2007	15.01	.25	1.14	1.39	(.38)	(2.82)	—
December 31, 2006	12.68	.23	2.75	2.98	(.35)	(.30)	—
December 31, 2005	11.33	.16	1.38	1.54	(.19)	—	—
December 31, 2004	9.76	.11	1.66	1.77	(.20)	—	—
December 31, 2003	7.20	.09	2.69	2.78	(.22)	—	—
Real Estate Securities Fund
June 30, 2008*	15.22	.15	(.64)	(.49)	(.08)	—	—
December 31, 2007	21.34	.35	(3.68)	(3.33)	(.47)	(2.32)	—
December 31, 2006	17.28	.37	5.72	6.09	(.39)	(1.64)	—
December 31, 2005	17.09	.32	1.82	2.14	(.37)	(1.58)	—
December 31, 2004	13.71	.36	4.33	4.69	(.36)	(.95)	—
December 31, 2003	10.51	.55	3.28	3.83	(.61)	—	(.02)
Core Bond Fund
June 30, 2008*	10.32	.24	(.34)	(.10)	(.13)	(.06)	—
December 31, 2007	10.14	.51	.20	.71	(.53)	—	—
December 31, 2006	10.23	.45	(.08)	.37	(.46)	—	—
December 31, 2005	10.50	.38	(.17)	.21	(.37)	(.11)	—
December 31, 2004	10.47	.24	.24	.48	(.26)	(.19)	—
December 31, 2003	10.43	.31	.31	.62	(.38)	(.20)	—

See accompanying notes which are an integral part of the financial statements.

80	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(d)	% Portfolio Turnover Rate(b)

(.23)	13.64	(11.45)	432,949.87		.88	1.38	63
(.81)	15.65	10.36	479,922.87		.87	1.04	136
(.13)	14.93	12.75	417,507.87		.87	1.03	128
(.14)	13.37	7.27	349,659.83		.87	.94	130
(.09)	12.60	9.81	332,759.87		.88	.96	123
(.07)	11.56	28.86	296,767.87		.95	.82	108

(.02)	11.63	(10.29)	202,911	1.05	1.14	.60	85
(1.92)	12.99	3.42	228,927	1.05	1.13	.39	180
(2.08)	14.45	14.79	223,646	1.05	1.12	.16	184
(1.43)	14.40	6.36	204,292.99		1.13	.21	130
(.54)	14.90	14.73	195,583	1.05	1.17	.17	150
(.01)	13.47	45.60	166,385	1.06	1.26	.10	139

(.10)	11.59	(11.36)	387,211	1.15	1.16	2.85	51
(3.20)	13.20	10.12	431,686	1.15	1.18	1.70	106
(.65)	15.01	23.64	369,884	1.15	1.21	1.64	111
(.19)	12.68	13.69	302,261	1.12	1.26	1.41	88
(.20)	11.33	18.30	258,766	1.15	1.28	1.11	73
(.22)	9.76	38.78	206,619	1.16	1.41	1.14	50

(.08)	14.65	(3.26)	469,041.92		.92	1.99	27
(2.79)	15.22	(15.86)	488,809.92		.92	1.75	77
(2.03)	21.34	35.84	625,477.90		.91	1.86	53
(1.95)	17.28	12.96	443,092.91		.91	1.86	64
(1.31)	17.09	34.88	379,733.92		.92	2.43	47
(.63)	13.71	37.21	254,691.95		.95	4.66	39

(.19)	10.03	(.99)	372,384.70		.76	4.78	87
(.53)	10.32	7.24	346,067.70		.78	5.04	965
(.46)	10.14	3.72	265,783.70		.73	4.40	453
(.48)	10.23	2.01	216,774.70		.72	3.70	193
(.45)	10.50	4.66	175,851.70		.73	2.41	216
(.58)	10.47	6.15	147,202.71		.78	2.86	233

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	81

Russell Investment Funds

Notes to Financial Highlights — June 30, 2008 (Unaudited)

*	For the period ended June 30, 2008 (Unaudited).
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	May reflect amounts waived and/or reimbursed by RIMCo.
(e)	Less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

82	Notes to Financial Highlights

Russell Investment Funds

Notes to Financial Statements — June 30, 2008 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

RIMCo is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Debt obligation securities maturing within 60 days of the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to RFSC.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price;

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier;

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

Notes to Financial Statements	83

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2008 (Unaudited)

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the fair value procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds’ investments carried at value for the period ended June 30, 2008 were as follows:

	Multi-Style Equity Fund		Aggressive Equity Fund		Non-U.S. Fund		Real Estate Securities Fund		Core Bond Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$534,982,044	$(1,115,656)	$288,192,168	$(318,474)	$408,016,121	$(1,840,116)	$579,744,860	$(254)	$75,378,949	$306,656
Level 2	1,592,396	—	995,248	—	2,189,545	552,227	—	—	387,412,687	(2,286,893)
Level 3	—	—	189	—	106,966	—	—	—	—	(4,155)

	$536,574,440	$(1,115,656)	$289,187,605	$(318,474)	$410,312,632	$(1,287,889)	$579,744,860	$(254)	$462,791,636	$(1,984,392)

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

84	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2008 (Unaudited)

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending June 30, 2008 were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund
Balance as of 12/31/07	$429	$471,019	$448,785	$3,137,866
Accrued discounts/(premiums)	—	—	—	840
Realized gain/(loss) and change in unrealized appreciation/(depreciation)	(429)	(946)	5,265	(324,778)
Net purchases (sales)	—	—	1,233,646	(180,557)
Net transfers in and/or out of Level 3	—	(469,884)	(1,580,730)	(2,637,526)

Balance as of 06/30/08	$—	$189	$106,966	$(4,155)

Net change in unrealized appreciation (depreciation) from investments still held as of 06/30/08	$—	$—	$—	$—

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements disclosures.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

The FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on January 1, 2007. Management has reviewed the Funds tax positions for all open tax years, and concluded that adoption had no effect on the Funds financial position or results of operations. At June 30, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remain open to examine the Funds U.S. tax returns filed for the fiscal years ending December 31, 2004 through December 31, 2006, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements	85

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2008 (Unaudited)

Dividends and Distributions to Shareholders

For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays income distributions annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

Expenses

The Funds will pay their own expenses other than those expressly assumed by RIMCo or its affiliates. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund’s books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Non-U.S. Fund may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which it invests. The Non-U.S. Fund may record a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at June 30, 2008. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities for both Funds, if applicable. The amounts related to capital gains taxes are included in net realized gain (loss) on investments in the Statement of Operations for both Funds. The Non-U.S. Fund had no deferred tax liability or capital gains taxes for the period ended June 30, 2008.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

86	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2008 (Unaudited)

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Funds, other than the Real Estate Securities Fund, may pursue their strategy to be fully invested by exposing cash reserves in a Fund to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though their cash reserves were actually invested in those markets. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). The Funds may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at June 30, 2008 are presented on the Schedule of Investments.

Forward Commitments

Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Loan Agreements

The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. For the period ended June 30, 2008, there were no unfunded loan commitments in the Core Bond Fund.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The Funds may utilize options to equitize liquidity reserve balances.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Notes to Financial Statements	87

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2008 (Unaudited)

Whether an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are made as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of June 30, 2008, included in the Statement of Assets and Liabilities, the Non-U.S. Fund had a cash collateral balance of $2,913,441 in connection with futures contracts purchased (sold).

Swap Agreements

The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Funds are exposed to credit risk in the event of non-performance by the swap counterparties; however, the Funds do not anticipate non-performance by the counterparties.

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When the Funds engage in a swap, they exchange their obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Interest rate swaps are counterparty agreements and can be customized to meet each party’s needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are agreements where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back to the original party. Credit default swaps are counterparty agreements which allow the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

88	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2008 (Unaudited)

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Funds’ obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds’ custodian. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. As of June 30, 2008, included in the Statement of Assets and Liabilities, the Core Bond Fund had a cash collateral balance of $1,386,578 in connection with swaps contracts purchased (sold).

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Mortgage-Related and Other Asset-Backed Securities

The Core Bond Fund may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid. The value of mortgage-backed securities may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Through its investments in mortgage-backed securities (“MBS”), including those that are issued by private issuers, a Fund may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS.

Unlike MBS issued or guaranteed by the U.S. government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches”, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a

Notes to Financial Statements	89

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Notes to Financial Statements, continued — June 30, 2008 (Unaudited)

government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government- sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include pools of MBS loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a Fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Inflation-Indexed Bonds

The Core Bond Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

90	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2008 (Unaudited)

3.	Investment Transactions

Securities

During the period ended June 30, 2008, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

Funds	Purchases	Sales

Multi-Style Equity	$281,295,801	$277,423,761
Aggressive Equity	176,688,537	179,166,013
Non-U.S.	209,227,581	204,550,126
Real Estate Securities	130,066,534	130,983,833
Core Bond	379,453,350	336,759,543

Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

Funds	Purchases	Sales

Core Bond	$300,499,900	$280,985,539

Written Options Contracts

Transactions in written options contracts for the period ended June 30, 2008 were as follows:

	Non-U.S. Fund		Core Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Outstanding December 31, 2007	22	$95,180	44	$322,282
Opened	493	2,344,805	253	1,138,479
Closed	(441)	(2,082,946)	(353)	(387,136)
Expired	—	—	121	(147,363)

Outstanding June 30, 2008	74	$357,039	65	$926,262

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Corporation (“State Street”), in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedule of Investments. The collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for Non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of June 30, 2008, the non-cash collateral received for the securities on loan in the following funds was:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding

Multi-Style Equity	$7,659,982	Pool of US Government Securities
Aggressive Equity	359,352	Pool of US Government Securities
Non-U.S.	673,353	Pool of US Government Securities
Real Estate Securities	5,609,630	Pool of US Government Securities

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Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2008 (Unaudited)

Custodian

The Funds have entered into a custody arrangement with their Custodian whereby custody credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ expenses. For the period ended June 30, 2008, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Funds	Custody Credit Amount

Multi-Style Equity	$566
Aggressive Equity	479
Non-U.S.	1,463
Real Estate Securities	313
Core Bond	4,443

Brokerage Commissions

The Funds effect certain transactions through BNY ConvergeFX Group — LJR recapture Services (“LJR”) and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through LJR and its correspondents are used to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to generate commission rebates to the Funds, the Funds’ money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors.

Effective January 1, 2008, transactions effected through LJR are used solely to generate commission rebate to the Funds and no longer to obtain research services.

Additionally, the Fund paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Adviser.

4.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo is the Funds Advisor and RFSC is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager research services to RIMCo.

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses), and also may invest a portion of the collateral received from the Investment Company’s securities lending program in the Russell Investment Company (“RIC”) Money Market Fund. RIC is a registered investment company that employs the same investment adviser as the Investment Company. As of June 30, 2008, $96,576,000 of the RIC Money Market Fund’s net assets represents investments by the Funds.

The Funds pay an advisory fee to RIMCo and an administrative fee to RFSC.

The advisory and administrative fees are based upon the average daily net assets of each Fund at the rates specified in the table below, are payable monthly and total $7,292,450 and $474,769 respectively, for the period ended June 30, 2008.

	Annual Rate
Funds	Advisor	Administrator
Multi-Style Equity	0.73%	0.05%
Aggressive Equity	0.90	0.05
Non-U.S. Equity	0.90	0.05
Real Estate Securities	0.80	0.05
Core Bond	0.55	0.05

92	Notes to Financial Statements

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Notes to Financial Statements, continued — June 30, 2008 (Unaudited)

RIMCo agreed to certain waivers of its advisory fees as follows:

Multi-Style Equity Fund — RIMCo contractually agreed to waive, at least until April 29, 2009, a portion of its 0.73% advisory fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceed 0.87% of the Fund’s average daily net assets on an annual basis and then to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 0.87% of the average daily net assets on an annual basis. Direct Fund-level expenses do not include expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended June 30, 2008 was $19,091. There were no reimbursements during the period.

Aggressive Equity Fund — RIMCo contractually agreed to waive, at least until April 29, 2009, a portion of its 0.90% advisory fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceed 1.05% of the Fund’s average daily net assets on an annual basis and to then reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.05% of the average daily net assets on an annual basis. Direct Fund-level expenses do not include expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended June 30, 2008 was $96,646. There were no reimbursements during the period.

Non-U.S. Fund — RIMCo contractually agreed to waive, at least until April 29, 2009, a portion of its 0.90% advisory fee, up to the full amount of that fee, equal to amount by which the Fund’s total direct Fund-level operating expenses exceed 1.15% of the Fund’s average daily net assets on an annual basis and to then reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.15% of the average daily net assets on an annual basis. Direct Fund-level expenses do not include expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended June 30, 2008 was $17,383. There were no reimbursements during the period.

Core Bond Fund — RIMCo contractually agreed to waive, at least until April 29, 2009, a portion of its 0.55% advisory fee, up to the full amount of that fee, equal to the amount by which the Fund’s total direct Fund-level operating expenses exceed 0.70% of the Fund’s average daily net assets on an annual basis and to then reimburse the Fund for all remaining expenses, after fee waivers, that exceed 0.70% of the average daily net assets on an annual basis. Direct Fund-level expenses do not include expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended June 30, 2008 was $105,137. There were no reimbursements during the period.

RIMCo and RFSC do not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent

RFSC is the Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RFSC is paid a fee for transfer agency and dividend disbursing services provided to the Funds. RFSC retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assisted in providing these services. Total transfer agency fees paid by the Funds for the period ended June 30, 2008 were $41,780.

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates as of June 30, 2008 were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Real Estate Securities Fund	Core Bond Fund
Advisory fees	$272,588	$156,666	$296,969	$328,501	$167,657
Administrative fees	18,670	8,703	16,498	20,531	15,241
Transfer agent fees	3,214	1,484	2,848	3,558	2,606
Trustee fees	1,651	876	1,455	2,491	1,018

	$296,123	$167,729	$317,770	$355,081	$186,522

Distributor

On June 2, 2008 Russell Fund Distributor, Inc., a wholly-owned subsidiary of RIMCo, changed its name to Russell Financial Services, Inc. (the “Distributor’).

Pursuant to the Distribution Agreement with the Investment Company, the Distributor serves as distributor for all Investment Company portfolio shares. The Distributor receives no compensation from the Investment Company for its services.

Notes to Financial Statements	93

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2008 (Unaudited)

Affiliated Brokerage Commissions

The Funds will effect certain transactions through Russell Implementation Services Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions or (ii) to execute portfolio securities transactions for each Fund’s assets that RIMCo determines not to allocate to money managers and for each Fund’s cash reserves.

Board of Trustees

The Russell Fund Complex consists of RIC, which has 44 Funds, and RIF, which has nine Funds. Each of the Trustees is a Trustee of both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $60,000 ($52,000 prior to January 1, 2008) per year, $6,500 for each regular quarterly meeting attended in person, $2,500 ($2,000 prior to January 1, 2008) for each special meeting attended in person, and $2,500 ($2,000 prior to January 1, 2008) for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 ($500 prior to January 1, 2008) fee for attending the quarterly and special meetings and a $500 fee for attending the committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee Chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $52,000.

5.	Federal Income Taxes

The Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At December 31, 2007, the Funds had no capital loss carryforwards.

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Real Estate Securities Fund

Cost of Investments	$539,156,231	$289,417,197	$411,952,197	$475,059,084	$536,443,972

Unrealized Appreciation	$23,564,586	$1,720,639	$20,818,048	$6,287,813	$70,584,990
Unrealized Depreciation	(26,146,377)	(1,950,231)	(22,457,613)	(18,555,261)	(27,284,101)

Unrealized Appreciation (Depreciation)	$(2,581,791)	$(229,592)	$(1,639,565)	$(12,267,448)	$43,300,889

As permitted by tax regulations, the Aggressive Equity Fund intends to defer a net realized capital loss of $617,700 incurred from November 1, 2007 to December 31, 2007.

94	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended June 30, 2008 and December 31, 2007 were as follows:

	Shares		Dollars
	2008	2007	2008	2007

Multi-Style Equity Fund
Proceeds from shares sold	1,726	3,423	$24,678	$54,038
Proceeds from reinvestment of distributions	494	1,528	6,957	23,579
Payments for shares redeemed	(1,143)	(2,246)	(16,352)	(35,711)

Total net increase (decrease)	1,077	2,705	$15,283	$41,906

Aggressive Equity Fund
Proceeds from shares sold	789	1,325	$9,291	$19,061
Proceeds from reinvestment of distributions	34	2,315	397	30,456
Payments for shares redeemed	(994)	(1,505)	(11,611)	(21,845)

Total net increase (decrease)	(171)	2,135	$(1,923)	$27,672

Non-U.S. Fund
Proceeds from shares sold	1,781	3,562	$21,256	$52,185
Proceeds from reinvestment of distributions	286	6,481	3,612	86,474
Payments for shares redeemed	(1,377)	(1,975)	(16,670)	(29,055)

Total net increase (decrease)	690	8,068	$8,198	$109,604

Real Estate Securities Fund
Proceeds from shares sold	1,435	2,871	$22,469	$60,833
Proceeds from reinvestment of distributions	160	4,945	2,601	78,706
Payments for shares redeemed	(1,694)	(5,015)	(25,428)	(99,943)

Total net increase (decrease)	(99)	2,801	$(358)	$39,596

Core Bond Fund
Proceeds from shares sold	4,829	8,092	$49,657	$82,694
Proceeds from reinvestment of distributions	649	1,601	6,602	16,240
Payments for shares redeemed	(1,882)	(2,377)	(19,427)	(24,283)

Total net increase (decrease)	3,596	7,316	$36,832	$74,651

7.	Interfund Lending Program

The Investment Company has been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Funds of the Investment Company may borrow money from the RIC Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The RIC Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended June 30, 2008, the Funds presented herein did not borrow through the interfund lending program.

Notes to Financial Statements	95

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Notes to Financial Statements, continued — June 30, 2008 (Unaudited)

8.	Record Ownership

As of June 30, 2008, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund. The Northwestern Mutual Life Insurance Company separate accounts were the largest shareholder in each Fund.

Funds	# of Shareholders	%
Multi-Style Equity	2	84.2
Aggressive Equity	2	82.9
Non-U.S.	2	88.3
Real Estate Securities	2	88.4
Core Bond	2	80.1

9.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Core Bond Fund - 1.1%
Americo Life, Inc.	12/12/06	75,000	102.46	77	76
BNP Paribas Capital Trust	06/01/06	450,000	112.21	505	470
Bombardier, Inc.	11/10/06	EUR 125,000	128.47	161	188
Catlin Insurance Co., Ltd.	01/11/07	100,000	100.00	100	73
CIT Mortgage Loan Trust	10/05/07	130,000	100.00	130	85
CIT Mortgage Loan Trust	10/05/07	180,000	100.00	180	90
CIT Mortgage Loan Trust	10/05/07	383,135	100.00	383	345
DG Funding Trust	11/04/03	49	10,537.12	516	487
Nationwide Life Global Funding I	06/24/08	1,900,000	97.73	1,857	1,898
Residential Capital LLC	06/06/08	160,000	58.20	93	78
Symetra Financial Corp.	06/02/06	150,000	98.31	148	132

					3,922

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

96	Notes to Financial Statements

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the ‘‘RIMCo Agreement’’) and the portfolio management contract with each Money Manager of the Funds (collectively, the ‘‘portfolio management contracts’’) at a meeting held on April 22, 2008. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ shares, and the management of the Funds by RIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; and (2) information (the ‘‘Third-Party Information’’) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds (‘‘Comparable Funds’’) not managed by RIMCo, believed by the provider to be generally comparable in investment objectives and size to the Funds; The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Renewal Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 21, 2008, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present. At the April 22 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo manages directly a portion of certain Funds’ assets employing a “select holdings strategy,” as described below, and directly manages the investment of each Fund’s cash reserves. RIMCo also may manage directly any portion of each Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of a Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Fund and for actively managing allocations and reallocations of assets among the Money Managers. RIMCo’s goal is to construct and manage diversified portfolios in a risk aware manner. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a ‘‘segment’’) in accordance with the Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the

Basis for Approval of Investment Advisory Contracts	97

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued

basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. In light of the foregoing, the overall performance of each Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Fund’s investment program, structuring the Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board considered that the prospectuses for the Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Fund, rather than the investment selection role of the Funds’ Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund.

The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and quality of the services provided to the Fund by RIMCo;

2.	The advisory fee paid by the Fund to RIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;
3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;
4.	Information provided by RIMCo as to expenses incurred by the Fund; and
5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund.

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly managed a portion—up to 10%—of the assets of the Multi-Style Equity Fund (the ‘‘Participating Fund’’) during the past year utilizing a select holdings strategy, the actual allocation being determined by the Participating Fund’s RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for the Participating Fund is designed to increase the Participating Fund’s exposure to stocks that are viewed as attractive by multiple Money Managers of the Participating Fund. The Board reviewed the results of the select holdings strategy in respect of the Participating Fund since implementation, taking into account that the strategy has been utilized for a limited period of time. The Trustees considered that RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Fund consequently may increase incrementally. The Board, however, also considered RIMCo’s advice that it pays certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurs additional costs in carrying out the select holdings strategy, the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy, and the fact that the aggregate investment advisory fees paid by the Participating Fund are not increased as a result of the select holdings strategy.

In evaluating the reasonableness of the Funds’ investment advisory fees in light of Fund performance, the Board considered that RIMCo, in the Agreement Renewal Information and at past meetings, noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives, including Fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Funds during the periods covered by the Third-Party Information did result, in lower performance than that of some of their respective Comparable Funds. According to RIMCo, the strategies pursued by the Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

The Board considered for each Fund whether economies of scale have been realized and whether the fees for such Fund appropriately reflect or should be revised to reflect any such economies. The Board determined that, after giving effect to any

98	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued

applicable fee or expense caps, waivers and/or reimbursements, the investment advisory fees for each Fund appropriately reflect any economies of scale realized by that Fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Funds. The Trustees considered that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other funds under the Board’s supervision are lower, and may, in some cases by substantially lower that the rates paid by funds supervised by the Board, including the Funds. The Trustees considered the differences in the scope of services it provides to institutional clients and the Funds. In response to the Trustees’ inquiries, RIMCO has previously noted, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

On the basis of the Agreement Renewal Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years or presented at the April 22 Board meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements, (1) the advisory fee charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Funds; (2) the relative expense ratio of the Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo.

The Board further concluded that, under the circumstances, the performance of each of the Funds supported continuation of the RIMCo Agreement except that the Board concluded that, as discussed below, performance of the Non-U.S. Fund did not support a determination against continuation of the RIMCo Agreement in respect of that Fund. The Board, in assessing the Funds’ performance, focused upon each Fund’s performance for the 1-, 3- and 5-year periods as most relevant.

With respect to the RIF Non-U.S. Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile for the 1- and 3-year periods ended December 31, 2007 and in the third quintile for the 5- and 10-year periods ended such date. RIMCo noted that the quantitative investment strategy employed by one Money Manager for the Fund, like quantitative strategies generally, had been adversely affected by market conditions in the past year and that another Money Manager performed below expectations in a market environment that should have been more favorable for it and was subsequently replaced by a higher confidence manager. RIMCo noted further that the relatively small size of the RIF Non-U.S. Fund has constrained the number of Money Managers that may be employed to manage its portfolio, limiting its exposure to multiple, different investment strategies. Lastly, RIMCo noted that the Comparable Funds for the RIF Non-U.S. Fund have had greater emerging markets exposure and that the Fund tends to invest in larger cap stocks than the Comparable Funds, a tendency which has put it at a disadvantage in periods when emerging markets stocks and smaller cap stocks were the best performers.

In evaluating performance, the Board considered each Fund’s absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. In assessing performance, the Board also considered RIMCo’s investment strategy of managing the Funds in a risk aware manner.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Funds and their respective shareholders and voted to approve the continuation of the Agreement.

At the April 22 Board meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the aggregate investment advisory fees paid by each Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Basis for Approval of Investment Advisory Contracts	99

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued

Based substantially upon RIMCo’s recommendations, together with the information received from RIMCo in support of its recommendations at the April 22 meeting, the Board concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

100	Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Shareholder Requests for Additional Information — June 30, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company. Some Insurance Companies may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

Shareholder Requests for Additional Information	101

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers — June 30, 2008 (Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 44 funds, and Russell Investment Funds (“RIF”), which has 9 funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for the interested trustee. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES
#Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004 Trustee since 2007	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, RIMCo • Chairman of the Board, President and CEO, RFD • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • Until 2004, Managing Director, of Individual Investor Services, FRC • 2000 to 2004 Managing Director, Sales and Client Service, RIMCo	53	None
INDEPENDENT TRUSTEES
Thaddas L, Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006	Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	53	None

Kristianne Blake Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairperson since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999–2006	53	• Director, Avista Corp; (electric utilities) • Trustee, Principal Investors Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

#	Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.
*	Each Trustee is subject to mandatory retirement at age 72.

102	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30,2008

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	Trustee since 2003 Chairman of Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. • 2001–2003, Vice President and Chief Financial Officer, Janus Capital Group Inc.	53	None

Jonathan Fine Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	53	None

Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified.	• President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	53	None

Jack R. Thompson Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to present, Independent Board Chair and Chairman of the Audit Committee, Sparx Funds • September 2007 to present, Director, Life Advantage Corporation (health products company) • May 1999 to May 2003, President, Chief Executive Officer and Director, Berger Financial Group, LLC • May 1999 to May 2003, President and Trustee, Berger Funds	53	• Director, Sparx Japan Funds (investment company) • Director, Life Advantage Corporation (health products company)

Julie W.Weston Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	Trustee since 2002 Chairperson of the Investment Committee since 2006	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Retired	53	None

*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers	103

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2008

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
*George F. Russell, Jr. Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	53	None

Paul E. Anderson Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • February 2002 to June 2005, Lead Trustee, RIC and RIF • Trustee of RIC and RIF Until 2006 • Chairman of the Nominating and Governance Committee 2006	53	None

William E. Baxter Born June 8, 1925 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1986 • Trustee of RIC and RIF Until 2004	53	None

Lee C. Gingrich Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF Until 2005 • Chairman of the Nominating and Governance Committee 2001–2005	53	None

Eleanor W. Palmer Born May 5, 1926 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1981 • Trustee of RIC and RIF Until 2004	53	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

104	Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2008

(Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004	Until successor is chosen and qualified by Trustees

•  President and CEO, RIC and RTF

•  Chairman of the Board, President and CEO, RIMCo

•  Chairman of the Board, President and CEO, RFD

•  Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•  Until 2004, Managing Director of Individual Investor Services, FRC

•  2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees

•  Chief Compliance Officer, RIC

•  Chief Compliance Officer, RTF

•  Chief Compliance Officer, RIMCo

•  April 2002–May 2005, Manager, Global Regulatory Policy

•  1998–2002, Compliance Supervisor, Russell Investment Group

Peter Gunning Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC, RIF • 1996 to 2008, Chief Financial Officer, Russell, Asia Pacific

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees	• Treasurer, Chief Accounting Officer and CFO, RIC and RIF • Director, Funds Administration, RIMCo, RTC and RFD • Treasurer and Principal Accounting Officer, SSgA Funds

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary FRC and RIA • Director and Secretary, RIMCo and RFD • Secretary and Chief Legal Counsel, RIC and RIF

Disclosure of Information about Fund Trustees and Officers	105

Russell Investment Funds

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Interested Trustees

Greg J. Stark

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

William E. Baxter

Lee C. Gingrich

Eleanor W. Palmer

Officers

Greg J. Stark, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Gregory J. Lyons, Secretary

Adviser

Russell Investment Management Company

909 A Street

Tacoma, WA 98402

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

909 A Street

Tacoma, WA 98402

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

909 A Street

Tacoma, WA 98402

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

909 A Street

Tacoma, WA 98402

Money Managers as of June 30, 2008

Multi-Style Equity Fund

Arnhold and S. Bleichroeder Advisers, LLC, New York, NY

Columbus Circle Investors, Stamford, CT

DePrince, Race & Zollo, Inc., Winter Park, FL

Institutional Capital LLC, Chicago, IL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Montag & Caldwell, Inc., Atlanta, GA

Suffolk Capital Management, LLC, New York, NY

Turner Investment Partners, Inc., Berwyn, PA

Aggressive Equity Fund

ClariVest Asset Management LLC, San Diego, CA

DePrince, Race & Zollo, Inc., Winter Park, FL

Gould Investment Partners LLC, Berwyn, PA

Jacobs Levy Equity Management, Inc., Florham Park, NJ

PanAgora Asset Management, Inc., Boston, MA

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

Tygh Capital Management, Inc., Portland, OR

Non-U.S. Fund

Altrinsic Global Advisors, LLC, Stamford, CT

AQR Capital Management, LLC, Greenwich, CT

MFS Institutional Advisors, Inc., Boston, MA

Wellington Management Company, LLP, Boston, MA

Real Estate Securities Fund

AEW Management and Advisors, L.P., Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

Heitman Real Estate Securities LLC, Chicago, IL

INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division, Dallas, TX

RREEF America L.L.C., Chicago, IL

Core Bond Fund

Goldman Sachs Asset Management, L.P., New York, NY

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

106	Manager, Money Managers and Service Providers

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-072

Item 2.	Code of Ethics. [Annual Report Only]

Item 3.	Audit Committee Financial Expert. [Annual Report Only]

Item 4.	Principal Accountant Fees and Services. [Annual Report Only]

Items 5.	Audit Committee of Listed Registrants. [Not Applicable]

Item 6.	[Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form]

Items 7-9.	[Not Applicable]

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12.	Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:	/s/ Greg J. Stark
Greg J. Stark Principal Executive Officer and Chief Executive Officer

Date: September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Greg J. Stark
Greg J. Stark Principal Executive Officer and Chief Executive Officer

Date: September 3, 2008

By:	/s/ Mark E. Swanson
Mark E. Swanson Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: September 3, 2008